   As filed with the Securities and Exchange Commission on April 10, 2002.
                                                              File No. 333-13735

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                        POST-EFFECTIVE AMENDMENT NO. 7 TO
                                    FORM S-6

              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
               SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON
                                   FORM N-8B-2

A.     Exact name of trust: ICMG Registered Variable Life Separate Account One

B.     Name of depositor: Hartford Life and Annuity Insurance Company

C.     Complete address of depositor's principal executive offices:

       P.O. Box 2999
       Hartford, CT  06104-2999

D.     Name and complete address of agent for service:

       Marianne O'Doherty, Esq.
       Hartford Life and Annuity Insurance Company
       P.O. Box 2999
       Hartford, CT  06104-2999

             It is proposed that this filing will become effective:

       ___  immediately upon filing pursuant to paragraph (b) of Rule 485
       _X_  on May 1, 2002 pursuant to paragraph (b) of Rule 485
       ___  60 days after filing pursuant to paragraph (a)(1) of Rule 485
       ___  on ________, 2002 pursuant to paragraph (a)(1) of Rule 485
       ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

E. Title and amount of securities being registered: Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant will register an indefinite amount of securities.

F. Proposed maximum aggregate offering price to the public of the securities being registered: Not yet determined.

G.     Amount of filing fee: Not applicable.

H. Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

                         RECONCILIATION AND TIE BETWEEN
                           FORM N-8B-2 AND PROSPECTUS

ITEM NO. OF FORM N-8B-2                CAPTION IN PROSPECTUS
-----------------------                ---------------------
              1.                           Cover Page
              2.                           Cover Page
              3.                           Not Applicable
              4.                           Statement of Additional Information -
                                           Distribution of the Policies
              5.                           About Us - ICMG Registered Variable
                                           Life Separate Account One
              6.                           About Us -  ICMG Registered Variable
                                           Life Separate Account One
              7.                           Not required by Form S-6
              8.                           Not required by Form S-6
              9.                           Legal Proceedings
              10.                          About Us -  ICMG Registered Variable
                                           Life Separate Account One; The Funds
              11.                          About Us -  ICMG Registered Variable
                                           Life Separate Account One; The Funds
              12.                          About Us - The Funds
              13.                          Fee Table;  Charges and Deductions
              14.                          Premiums
              15.                          Premiums
              16.                          Premiums
              17.                          Making Withdrawals From Your Policy
              18.                          About Us - The Funds; Charges and
                                           Deductions
              19.                          Your Policy - Contract Rights
              20.                          Not Applicable
              21.                          Loans
              22.                          Not Applicable
              23.                          Not Applicable
              24.                          Not Applicable
              25.                          About Us - Hartford Life and Annuity Insurance
                                           Company
              26.                          Not Applicable
              27.                          About Us - Hartford Life and Annuity Insurance
                                           Company
              28.                          Statement of Additional Information - General
                                           Information and History
              29.                          About Us - Hartford Life and Annuity Insurance
                                           Company
              30.                          Not Applicable
              31.                          Not Applicable
              32.                          Not Applicable
              33.                          Not Applicable
              34.                          Not Applicable
              35.                          Statement of Additional Information -
                                           Distribution of the Policies
              36.                          Not required by Form S-6
              37.                          Not Applicable
              38.                          Statement of Additional Information -
                                           Distribution of the Policies
              39.                          Statement of Additional Information -
                                           Distribution of the Policies

ITEM NO. OF FORM N-8B-2                CAPTION IN PROSPECTUS
-----------------------                ---------------------
              40.                          Not Applicable
              41.                          Statement of Additional Information -
                                           Distribution of the Policies
              42.                          Not Applicable
              43.                          Not Applicable
              44.                          Premiums
              45.                          Not Applicable
              46.                          Premiums; Making Withdrawals From Your
                                           Policy
              47.                          About Us - The Funds
              48.                          Cover Page; About Us - Hartford Life and
                                           Annuity Insurance Company
              49.                          Not Applicable
              50.                          About Us -  ICMG Registered Variable
                                           Life Separate Account One
              51.                          Not Applicable
              52.                          About Us - The Funds
              53.                          Taxes
              54.                          Not Applicable
              55.                          Not Applicable
              56.                          Not Required by Form S-6
              57.                          Not Required by Form S-6
              58.                          Not Required by Form S-6
              59.                          Not Required by Form S-6

FUTUREVANTAGE-SM-
GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
100 CAMPUS DRIVE, SUITE 250
FLORHAM PARK, NJ 07932
TELEPHONE (800) 854-3384                                      [LOGO]


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This Prospectus describes information you should know before you enroll for coverage under the FutureVantage-SM- group flexible premium variable life insurance policy. Please read it carefully.

The FutureVantage-SM- group flexible premium variable life insurance policy is a contract issued by Hartford Life and Annuity Insurance Company to an employer, a trust sponsored by an employer or an employer sponsored program. We will issue you a certificate of insurance that describes your rights, benefits, obligations and options under the group policy, including your payment of premiums and our payment of a death benefit to your beneficiaries. Your certificate is:

x Flexible premium, because you have options when selecting the timing and amounts of your premium payments.

x Variable, because the value of your life insurance coverage may fluctuate with the performance of the underlying
  Portfolio(s).
--------------------------------------------------------------------------------

After you enroll, you allocate your payments to separate divisions of our separate account, known as Investment Divisions. The current Investment Divisions available are:



                    INVESTMENT DIVISION                                       PURCHASES SHARES OF:
  Alger American Growth Investment Division                Alger American Growth Portfolio of The Alger American Fund
  Alger American Small Capitalization Investment Division  Alger American Small Capitalization Portfolio of The Alger
                                                           American Fund
  Hartford Capital Appreciation Investment Division        Class IA of Hartford Capital Appreciation HLS Fund
  Hartford Bond Investment Division                        Class IA of Hartford Bond HLS Fund
  Mercury International Value                              Mercury International Value V.I. Fund of the Mercury
  Investment Division                                      Variable Trust
  Merrill Lynch Large Cap Growth Investment Division       Class A of Merrill Lynch Large Cap Growth V.I. Fund of the
                                                           Mercury V.I. Funds, Inc.
  Merrill Lynch Basic Value Investment Division            Class A of Merrill Lynch Basic Value V.I. Fund of the
                                                           Merrill Lynch Variable Series Funds, Inc.
  Merrill Lynch American Balanced Investment Division      Class A of Merrill Lynch American Balanced V.I. Fund of
                                                           the Merrill Lynch Variable Series Funds, Inc.
  Merrill Lynch Domestic Money Market                      Class A of Merrill Lynch Domestic Money Market V.I. Fund
  Investment Division                                      of the Merrill Lynch Variable Series Funds, Inc.
  Merrill Lynch Global Growth Investment Division          Class A of Merrill Lynch Global Growth V.I. Fund of the
                                                           Merrill Lynch Variable Series Funds, Inc.
  Merrill Lynch Global Allocation Investment Division      Class A of Merrill Lynch Global Allocation V.I. Fund of
                                                           the Merrill Lynch Variable Series Funds, Inc.
  Merrill Lynch Utilities and Telecommunications           Class A of Merrill Lynch Utilities and Telecommunications
  Investment Division                                      V.I. Fund of the Merrill Lynch Variable Series
                                                           Funds, Inc.
  Merrill Lynch Government Bond Investment Division        Class A of Merrill Lynch Government Bond V.I. Fund of the
                                                           Merrill Lynch Variable Series Funds, Inc.
  Merrill Lynch High Current Income Investment Division    Class A of Merrill Lynch High Current Income V.I. Fund of
                                                           the Merrill Lynch Variable Series Funds, Inc.


                    INVESTMENT DIVISION                                       PURCHASES SHARES OF:
  Merrill Lynch Index 500 Investment Division              Class A of Merrill Lynch Index 500 V.I. Fund of the
                                                           Merrill Lynch Variable Series Funds, Inc.
  Merrill Lynch Core Bond Investment Division              Class A of Merrill Lynch Core Bond V.I. Fund of the
                                                           Merrill Lynch Variable Series Funds, Inc.
  Merrill Lynch Large Cap Core Investment Division         Class A of Merrill Lynch Large Cap Core V.I. Fund of the
                                                           Merrill Lynch Variable Series Funds, Inc.
  Merrill Lynch Small Cap Value Investment Division        Class A of Merrill Lynch Small Cap Value V.I. Fund of the
                                                           Merrill Lynch Variable Series Funds, Inc.
  Neuberger Berman Advisers Management Trust Balanced      Balanced Portfolio of the Neuberger Berman Advisers
  Investment Division                                      Management Trust
  Neuberger Berman Advisers Management Trust Partners      Partners Portfolio of Neuberger Berman Advisers Management
  Investment Division                                      Trust


If you decide to enroll for coverage under this group life insurance policy, you should keep this Prospectus for your records.

The Hartford and Merrill Lynch prospectuses included in this FutureVantage-SM-Prospectus contain information relating to all of the funds they offer. Not all the funds in the Hartford and Merrill Lynch prospectuses are available to you. Please review this FutureVantage-SM- product prospectus for details regarding available funds (see "The Funds").

Although we file this Prospectus with the Securities and Exchange Commission, the Commission doesn't approve or disapprove these securities or determine if the information is truthful or complete. Anyone who represents that the Securities and Exchange Commission does these things may be guilty of a criminal offense.

This Prospectus can also be obtained from the Securities and Exchange Commission's website (HTTP://WWW.SEC.GOV).
--------------------------------------------------------------------------------

PROSPECTUS DATED: MAY 1, 2002

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    3
--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                PAGE
----------------------------------------------------------------------
SUMMARY OF BENEFITS AND RISKS                                     6
----------------------------------------------------------------------
  Benefits of Your Policy                                         6
----------------------------------------------------------------------
  What Does Your Premium Pay For?                                 6
----------------------------------------------------------------------
  Risks of Your Policy                                            6
----------------------------------------------------------------------
FEE TABLES                                                        7
----------------------------------------------------------------------
ABOUT US                                                          9
----------------------------------------------------------------------
  Hartford Life and Annuity Insurance Company                     9
----------------------------------------------------------------------
  ICMG Registered Variable Life Separate Account One              9
----------------------------------------------------------------------
  The Funds                                                       9
----------------------------------------------------------------------
CHARGES AND DEDUCTIONS                                           11
----------------------------------------------------------------------
  Deductions From Premium                                        11
----------------------------------------------------------------------
  Deductions from Investment Value                               11
----------------------------------------------------------------------
YOUR CERTIFICATE                                                 12
----------------------------------------------------------------------
  Ownership Rights                                               12
----------------------------------------------------------------------
  Beneficiary                                                    12
----------------------------------------------------------------------
  Assignment                                                     12
----------------------------------------------------------------------
  Statements                                                     12
----------------------------------------------------------------------
  Issuance of Your Certificate                                   12
----------------------------------------------------------------------
  Right to Examine the Certificate                               13
----------------------------------------------------------------------
PREMIUMS                                                         13
----------------------------------------------------------------------
  Premium Payment Flexibility                                    13
----------------------------------------------------------------------
  Allocation of Premium Payments                                 13
----------------------------------------------------------------------
  Accumulation Units                                             13
----------------------------------------------------------------------
  Accumulation Unit Values                                       14
----------------------------------------------------------------------
  Premium Limitation                                             14
----------------------------------------------------------------------
DEATH BENEFITS AND POLICY VALUES                                 14
----------------------------------------------------------------------
  Values Under the Certificate                                   14
----------------------------------------------------------------------
  Death Benefits                                                 14
----------------------------------------------------------------------
MAKING WITHDRAWALS FROM THE CERTIFICATE                          16
----------------------------------------------------------------------
  Surrender                                                      16
----------------------------------------------------------------------
  Partial Withdrawals                                            16
----------------------------------------------------------------------
TRANSFERS AMONG INVESTMENT DIVISIONS                             16
----------------------------------------------------------------------
  Amount and Frequency of Transfers                              16
----------------------------------------------------------------------
  Transfers to or from Investment Divisions                      16
----------------------------------------------------------------------
  Asset Rebalancing                                              17
----------------------------------------------------------------------
  Dollar Cost Averaging                                          17
----------------------------------------------------------------------

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                                                                PAGE
----------------------------------------------------------------------
  Processing of Transactions                                     17
----------------------------------------------------------------------
LOANS                                                            17
----------------------------------------------------------------------
  Loan Interest                                                  17
----------------------------------------------------------------------
  Credited Interest                                              17
----------------------------------------------------------------------
  Loan Repayments                                                18
----------------------------------------------------------------------
  Termination Due to Excessive Debt                              18
----------------------------------------------------------------------
  Effect of Loans on Investment Value                            18
----------------------------------------------------------------------
LAPSE AND REINSTATEMENT                                          18
----------------------------------------------------------------------
  Lapse and Grace Period                                         18
----------------------------------------------------------------------
  Reinstatement                                                  18
----------------------------------------------------------------------
TERMINATION OF POLICY                                            18
----------------------------------------------------------------------
CONTRACT LIMITATIONS                                             19
----------------------------------------------------------------------
  Partial Withdrawals                                            19
----------------------------------------------------------------------
  Transfers of Account Value                                     19
----------------------------------------------------------------------
  Face Amount Increases or Decreases                             19
----------------------------------------------------------------------
  Valuation of Payments and Transfers                            19
----------------------------------------------------------------------
  Deferral of Payments                                           19
----------------------------------------------------------------------
CHANGES TO CONTRACT OR SEPARATE ACCOUNT                          19
----------------------------------------------------------------------
  Modification of Policy                                         19
----------------------------------------------------------------------
  Substitution of Funds                                          19
----------------------------------------------------------------------
  Change in Operation of the Separate Account                    19
----------------------------------------------------------------------
  Separate Account Taxes                                         19
----------------------------------------------------------------------
SUPPLEMENTAL BENEFITS                                            19
----------------------------------------------------------------------
  Maturity Date Extension Rider                                  19
----------------------------------------------------------------------
OTHER MATTERS                                                    20
----------------------------------------------------------------------
  Reduced Charges for Eligible Groups                            20
----------------------------------------------------------------------
  Our Rights                                                     20
----------------------------------------------------------------------
  Limit on Right to Contest                                      20
----------------------------------------------------------------------
  Misstatement as to Age or Sex                                  20
----------------------------------------------------------------------
  Assignment                                                     20
----------------------------------------------------------------------
  Dividends                                                      20
----------------------------------------------------------------------
TAXES                                                            20
----------------------------------------------------------------------
  General                                                        20
----------------------------------------------------------------------
  Taxation of Hartford and the Separate Account                  20
----------------------------------------------------------------------
  Income Taxation of Certificate Benefits -- Generally           21
----------------------------------------------------------------------
  Modified Endowment Contracts                                   21
----------------------------------------------------------------------
  Diversification Requirements                                   21
----------------------------------------------------------------------
  Ownership of the Assets in the Separate Account                22
----------------------------------------------------------------------
  Tax Deferral During Accumulation Period                        22
----------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    5
--------------------------------------------------------------------------------


                                                                PAGE
----------------------------------------------------------------------
  Federal Income Tax Withholding                                 22
----------------------------------------------------------------------
  Generation Skipping Transfer Tax                               22
----------------------------------------------------------------------
  Economic Growth and Tax Relief Reconciliation Act of 2001      23
----------------------------------------------------------------------
  Split-Dollar Life Insurance Arrangements                       23
----------------------------------------------------------------------
  Life Insurance Purchases by Nonresident Aliens and Foreign
   Corporations                                                  23
----------------------------------------------------------------------
  Non-Individual Ownership of Policies                           23
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                  23
----------------------------------------------------------------------
LEGAL PROCEEDINGS                                                24
----------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS                                        25
----------------------------------------------------------------------
WHERE YOU CAN FIND MORE INFORMATION                              26
----------------------------------------------------------------------

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

SUMMARY OF BENEFITS AND RISKS

BENEFITS OF YOUR POLICY

FLEXIBILITY -- We designed the policy to be flexible to meet your specific life insurance needs. You have the flexibility to choose death benefit options, investment options, and premiums you pay.

DEATH BENEFIT -- We will pay a death benefit to your beneficiary if the Insured dies while the Certificate is in force. You select one of two death benefit options. These options are:

 -  Option A -- Under Option A the death benefit is equal to the larger of:

  - The Face Amount; and

  - The Variable Insurance Amount.

 -  Option B -- Under Option B the death benefit is equal to the larger of:

  - The Face Amount plus the Cash Value; and

  - The Variable Insurance Amount.

We reduce the death benefit by any money you owe us, such as outstanding Loans or Loan interest. You may change your death benefit option under certain circumstances. You may also increase or decrease the Face Amount on your Certificate under certain circumstances.


INVESTMENT OPTIONS -- You may invest in up to 20 different Investment Divisions, available under your Certificate. You may transfer money among the Investment Divisions, subject to restrictions.


PREMIUM PAYMENTS -- You have the flexibility to choose when and in what amounts you pay premiums.

RIGHT TO EXAMINE YOUR CERTIFICATE -- For 10 days after you receive your Certificate, you may cancel it without paying a sales charge. Some states provide a longer examination period.

WITHDRAWALS -- You may withdraw all or part of amounts available under your Certificate, subject to certain limitations.

LOANS -- You may take a Loan under the Certificate. The Certificate secures the Loan.

PAYMENT OPTIONS -- Your beneficiary may choose to receive the proceeds due under the Certificate,

- in a lump sum; or

- over a period of time by using one of several payment options.

DOLLAR COST AVERAGING -- You may elect to allocate your Net Premiums among the Investment Divisions using the dollar cost averaging option program. The main objective of this program is to minimize the impact of short-term price fluctuations to allow you to take advantage of market fluctuations.

ASSET REBALANCING -- You may elect to have us automatically reallocate Investment Value periodically in order to maintain a particular percentage allocation among the Investment Divisions that you selected ("Asset Rebalancing"). The Investment Value held in each Investment Division will increase or decrease in value at different rates during the relevant period. Asset Rebalancing is intended to reallocate Investment Value from those Investment Divisions that have increased in value to those that have decreased in value.

WHAT DOES YOUR PREMIUM PAY FOR?

Your premium payment does three things: (1) it pays for insurance coverage,
(2) it acts as an investment in the Investment Divisions, and (3) it pays for sales loads and other charges.

RISKS OF YOUR POLICY

INVESTMENT PERFORMANCE -- The value of your Certificate will fluctuate with the performance of its Investment Divisions. Your investment options may decline in value, or they may not perform to your expectations. We do not guarantee your Investment Value in the Investment Divisions.

TERMINATION

- CERTIFICATE -- Your Certificate could terminate if the Cash Surrender Value becomes too low to pay the charges due under the Certificate. If this occurs, Hartford will notify you in writing. You will then have sixty-one (61) days to pay additional amounts to prevent the Certificate from terminating.

- POLICY -- Hartford or the employer may terminate participation in the Policy. The party terminating the Policy must provide you with a notice of the termination, at your last known address, at least fifteen (15) days prior to the date of termination.

PARTIAL WITHDRAWAL LIMITATIONS -- We limit you to twelve (12) partial withdrawals per Coverage Year. These withdrawals will reduce your Cash Surrender Value, may reduce your death benefit, and may be subject to a processing charge.

TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among the Investment Divisions.

LOANS -- Taking a Loan under your Certificate may increase the risk that your Certificate will lapse, may have a permanent effect on your Investment Value, and may reduce the Death Proceeds.

ADVERSE TAX CONSEQUENCES -- You may be subject to income tax if you receive any Loans, withdrawals or other amounts under the Certificate. You may also be subject to a 10% penalty tax.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    7
--------------------------------------------------------------------------------

FEE TABLES

The following tables describes the MAXIMUM fees and expenses that you will pay under the Certificate.

MAXIMUM TRANSACTION FEES

        CHARGE               WHEN CHARGE IS DEDUCTED                AMOUNT DEDUCTED
Sales Charge (1)        When you pay premium.              9% of any premium paid for
                                                           Coverage Years 1 through 7, and
                                                           7% of any premium paid in
                                                           Coverage Years 8 and later.
--------------------------------------------------------------------------------------------
Premium Tax Charge      When you pay premium.              Generally, between 0% and 4% of
                                                           any premium you pay. The
                                                           percentage we deduct will vary by
                                                           locale depending on the tax rates
                                                           in effect there.
--------------------------------------------------------------------------------------------
Deferred Acquisition    When you pay premium.              1.25% of each premium you pay. We
Cost Tax Charge                                            will adjust the charge based on
                                                           changes in the applicable tax
                                                           law.
--------------------------------------------------------------------------------------------
Transfer Fees           When you make a transfer after     $50 per transfer.
                        the 12th transfer in any Coverage
                        Year.
--------------------------------------------------------------------------------------------
Partial Withdrawal Fee  When you take a withdrawal.        $25 per partial withdrawal.


        CHARGE          CERTIFICATES FROM WHICH CHARGE IS DEDUCTED
Sales Charge (1)                           All
----------------------
Premium Tax Charge                         All
----------------------
Deferred Acquisition                       All
Cost Tax Charge
----------------------
Transfer Fees           Those Certificates with more than 12
                        transfers per Contract Year.
----------------------
Partial Withdrawal Fee  Those Certificates where a partial
                        withdrawal is made.

(1) The current front end sales load charged is:
6.75% of any premium paid for Coverage Years 1 through 7, and 4.75% of any premium paid in Coverage Years 8 and later

The next table describes the MAXIMUM fees and expenses that you will pay periodically, not including Fund fees and expenses.

MAXIMUM ANNUAL CHARGES OTHER THAN FUND OPERATING EXPENSES

        CHARGE               WHEN CHARGE IS DEDUCTED                AMOUNT DEDUCTED
Cost of Insurance       Monthly.                           The charge is the cost of
Charges                                                    insurance rate times the net
                                                           amount at risk. The cost of
                                                           insurance rates depend on issue
                                                           age, sex, insurance class and
                                                           substandard rating.
                                                           The monthly cost of insurance
                                                           charge ranges from $0.084 per
                                                           $1,000 to $85.527 per $1,000.
--------------------------------------------------------------------------------------------
Mortality and Expense   Daily.                             On an annual basis, .65% of the
Risk Charge                                                value of each Investment
                                                           Division's assets.
--------------------------------------------------------------------------------------------
Administrative Charge   Monthly.                           $10 per Coverage Month.
--------------------------------------------------------------------------------------------
Rider Charges           Monthly.                           Individualized based on optional
                                                           rider selected.


        CHARGE          CERTIFICATES FROM WHICH CHARGE IS DEDUCTED
Cost of Insurance                          All
Charges
----------------------
Mortality and Expense                      All
Risk Charge
----------------------
Administrative Charge                      All
----------------------
Rider Charges           Only those Certificates with benefits
                        provided by rider.

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


The next table describes the Fund fees and expenses that you will pay periodically. The table shows the annual fees and expenses charged by the Funds for the year ended December 31, 2001. The prospectus for each Fund contains more detail concerning each Fund's fees and expenses.



        ANNUAL FUND OPERATING EXPENSES AS OF EACH FUND'S FISCAL YEAR END
                        (AS A PERCENTAGE OF NET ASSETS)



                                                                             12B-1                      TOTAL OPERATING
                                                           MANAGEMENT FEE     FEES     OTHER EXPENSES      EXPENSES
-----------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                0.75%          N/A          0.06%            0.81%
-----------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                  0.85%          N/A          0.07%            0.92%
-----------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund -- Class IA             0.63%          N/A          0.05%            0.68%
-----------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund -- Class IA                             0.48%          N/A          0.03%            0.51%
-----------------------------------------------------------------------------------------------------------------------
Mercury International Value V.I. Fund                          0.75%          N/A          0.24%            0.99%
-----------------------------------------------------------------------------------------------------------------------
Merrill Lynch Large Cap Growth V.I. Fund: Class A              0.65%          N/A          0.50%            1.15%
-----------------------------------------------------------------------------------------------------------------------
Merrill Lynch Basic Value V.I. Fund: Class A                   0.60%          N/A          0.08%            0.68%
-----------------------------------------------------------------------------------------------------------------------
Merrill Lynch American Balanced V.I. Fund: Class A             0.55%          N/A          0.13%            0.68%
-----------------------------------------------------------------------------------------------------------------------
Merrill Lynch Domestic Money Market V.I. Fund: Class A         0.50%          N/A          0.07%            0.57%
-----------------------------------------------------------------------------------------------------------------------
Merrill Lynch Global Growth V.I. Fund: Class A                 0.75%          N/A          0.13%            0.88%
-----------------------------------------------------------------------------------------------------------------------
Merrill Lynch Global Allocation V.I. Fund: Class A             0.65%          N/A          0.10%            0.75%
-----------------------------------------------------------------------------------------------------------------------
Merrill Lynch Utilities and Telecommunications V.I. Fund:
  Class A                                                      0.60%          N/A          0.11%            0.71%
-----------------------------------------------------------------------------------------------------------------------
Merrill Lynch Government Bond V.I. Fund: Class A               0.50%          N/A          0.09%            0.59%
-----------------------------------------------------------------------------------------------------------------------
Merrill Lynch High Current Income V.I. Fund: Class A           0.48%          N/A          0.10%            0.58%
-----------------------------------------------------------------------------------------------------------------------
Merrill Lynch Index 500 V.I. Fund: Class A                     0.30%          N/A          0.10%            0.40%
-----------------------------------------------------------------------------------------------------------------------
Merrill Lynch Core Bond V.I. Fund: Class A                     0.43%          N/A          0.08%            0.51%
-----------------------------------------------------------------------------------------------------------------------
Merrill Lynch Large Cap Core V.I. Fund: Class A                0.45%          N/A          0.08%            0.53%
-----------------------------------------------------------------------------------------------------------------------
Merrill Lynch Small Cap Value V.I. Fund: Class A               0.75%          N/A          0.08%            0.83%
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Advisers Management Trust Balanced
  Portfolio                                                    0.85%          N/A          0.22%            1.07%
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Advisers Management Trust Partners
  Portfolio                                                    0.82%          N/A          0.05%            0.87%
-----------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    9
--------------------------------------------------------------------------------

ABOUT US

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS


                        EFFECTIVE DATE
    RATING AGENCY         OF RATING       RATING          BASIS OF RATING
--------------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.             9/26/01          A+      Financial strength
--------------------------------------------------------------------------------
                                                    Financial security
 Standard & Poor's         9/20/01         AA       characteristics
--------------------------------------------------------------------------------
 Fitch                     9/21/01         AA+      Claims paying ability
--------------------------------------------------------------------------------


ICMG REGISTERED VARIABLE LIFE
SEPARATE ACCOUNT ONE

The Investment Divisions are separate divisions of our separate account, called ICMG Registered Variable Life Separate Account One (the "Separate Account"). The Separate Account exists to keep your life insurance policy assets separate from our company assets. As such, the investment performance of the Separate Account is independent from the investment performance of our other assets. We use our other assets to pay our insurance obligations under the Policy. We hold your assets in the Separate Account exclusively for your benefit and we may not use them for any other liability of ours. We established the Separate Account on October 9, 1995 under the laws of Connecticut.


The Separate Account has 20 Investment Divisions dedicated to the Policies. Each of these Investment Divisions invests solely in a corresponding Portfolio of the Funds. You choose the Investment Divisions that meet your investment style. We may establish additional Investment Divisions at our discretion. The Separate Account may include other Investment Divisions that will not be available under the Policy.


THE FUNDS

The Funds sell shares of the Portfolios to the Separate Account. The Portfolios are set up exclusively for variable annuity and variable life insurance products. The Portfolios are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. However, they may have similar investment strategies and the same portfolio managers as retail mutual funds.

We do not guarantee the investment results of any of the Portfolios. Since each Portfolio has different investment objectives, each is subject to different risks. The prospectuses for the Funds and the Funds' Statement of Additional Information describe these risks and the Portfolio's expenses. We have included the Funds' prospectuses in this Prospectus.

The following Portfolios are available under your Certificate:


ALGER AMERICAN GROWTH PORTFOLIO -- Seeks long-term capital appreciation. It focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies. The portfolio considers a large company to have a market capitalization of $1 billion or greater.



ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO -- Seeks long-term capital appreciation. It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the Russell-Registered Trademark- 2000 Growth Index or the S&P-Registered Trademark- SmallCap 600 Index.



HARTFORD CAPITAL APPRECIATION HLS FUND: CLASS IA -- Seeks growth of capital by investing primarily in stocks selected solely on the basis of potential for capital appreciation.



HARTFORD BOND HLS FUND: CLASS IA -- Seeks a high level of current income, consistent with a competitive total return, as compared to bond funds with similar investment objectives and policies, by investing primarily in debt securities.



MERCURY INTERNATIONAL VALUE V.I. FUND (FORMERLY NAMED "MERCURY HW INTERNATIONAL VALUE VIP PORTFOLIO") -- Seeks to provide current income and long-term growth of income, accompanied by growth of capital. The Portfolio invests in international equity securities.



MERRILL LYNCH LARGE CAP GROWTH V.I. FUND: CLASS A (FORMERLY NAMED "MERRILL LYNCH LARGE CAP GROWTH FUND") -- Seeks to achieve long-term capital growth through investments primarily in a diversified portfolio of equity securities of companies located in the U.S. In selecting securities, the Portfolio emphasizes those securities that the Portfolio's management believes to have good prospects for earnings growth.



MERRILL LYNCH BASIC VALUE V.I. FUND: CLASS A (FORMERLY NAMED "MERRILL LYNCH BASIC VALUE FOCUS FUND") -- Seeks capital appreciation and, secondarily, income by investing in securities, primarily equities, that management of the Fund believes are undervalued and therefore represent basic investment value.



MERRILL LYNCH AMERICAN BALANCED V.I. FUND: CLASS A (FORMERLY NAMED "MERRILL LYNCH AMERICAN BALANCED

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10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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FUND") -- Seeks a level of current income and degree of stability of principal not normally available from an investment solely in equity securities, as well as the opportunity for capital appreciation greater than is normally available from an investment solely in debt securities.



MERRILL LYNCH DOMESTIC MONEY MARKET V.I. FUND: CLASS A (FORMERLY NAMED "MERRILL LYNCH DOMESTIC MONEY MARKET FUND") -- Seeks to preserve capital, maintain liquidity and achieve the highest possible current income consistent with the foregoing objectives by investing in short-term domestic money market securities.



MERRILL LYNCH GLOBAL GROWTH V.I. FUND: CLASS A (FORMERLY NAMED "MERRILL LYNCH GLOBAL GROWTH FOCUS FUND") -- Seeks to achieve long-term growth of capital by investing in a diversified portfolio of equity securities of issuers located in various foreign countries and the United States, placing particular emphasis on companies that have exhibited above-average growth rates in earnings.



MERRILL LYNCH GLOBAL ALLOCATION V.I. FUND: CLASS A (FORMERLY NAMED " MERRILL LYNCH GLOBAL ALLOCATION FOCUS FUND") -- Seeks a high total investment return by investing primarily in a portfolio of equity and fixed income securities, including convertible securities, of U.S. and foreign issuers.



MERRILL LYNCH UTILITIES AND TELECOMMUNICATIONS V.I. FUND: CLASS A (FORMERLY NAMED "MERRILL LYNCH UTILITIES AND TELECOMMUNICATIONS FOCUS FUND") -- Seeks both capital appreciation and current income through investment of at least 65% of its total assets in equity and debt securities issued by domestic and foreign companies which are, in the opinion of the investment adviser, primarily engaged in the ownership or operation of facilities used to generate, transmit or distribute electricity, telecommunications, gas or water.



MERRILL LYNCH GOVERNMENT BOND V.I. FUND: CLASS A (FORMERLY NAMED "MERRILL LYNCH GOVERNMENT BOND FUND") -- Seeks the highest possible current income consistent with the protection of capital afforded by investing in debt securities issued or guaranteed by the United States Government, its agencies or instrumentalities.



MERRILL LYNCH HIGH CURRENT INCOME V.I. FUND: CLASS A (FORMERLY NAMED "MERRILL LYNCH HIGH CURRENT INCOME FUND") -- Seeks a high level of current income. As a secondary objective, the Fund seeks capital appreciation when consistent with its primary objective.



MERRILL LYNCH INDEX 500 V.I. FUND: CLASS A (FORMERLY NAMED "MERRILL LYNCH INDEX 500 FUND") -- Seeks to provide investment results that, before expenses, correspond to the aggregate price and yield performance of the Standard & Poor's 500 Composite Stock Price Index.



MERRILL LYNCH CORE BOND V.I. FUND: CLASS A (FORMERLY NAMED "MERRILL LYNCH CORE BOND FOCUS FUND") -- Seeks a high level of current income. As a secondary objective, the Fund seeks capital appreciation when consistent with its primary objective.



MERRILL LYNCH LARGE CAP CORE V.I. FUND: CLASS A (FORMERLY NAMED "MERRILL LYNCH LARGE CAP CORE FOCUS FUND") -- Seeks high total investment return.



MERRILL LYNCH SMALL CAP VALUE V.I. FUND: CLASS A (FORMERLY NAMED "MERRILL LYNCH SMALL CAP VALUE FOCUS FUND") -- Seeks long-term growth of capital.



NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST BALANCED PORTFOLIO -- Seeks growth of capital and reasonable current income without undue risk to principal. The portfolio invests primarily in equity securities of medium capitalization companies and fixed income securities from U.S. government and corporate issuers.



NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST PARTNERS PORTFOLIO -- Seeks capital growth by investing mainly in common stocks of established mid- to large-capitalization companies.



There is no assurance that any Portfolio will achieve its stated objectives. Owners are also advised to read the prospectuses for each of the Funds accompanying this Prospectus for more detailed information. Each Fund is subject to certain investment restrictions which may not be changed without the approval of a majority of the shareholders of the Fund. See the accompanying prospectuses for each of the Funds.



INVESTMENT ADVISERS -- The Alger American Fund is managed by Fred Alger Management, Inc., Hartford Capital Appreciation HLS Fund, and Hartford Bond HLS Fund are collectively the "Hartford Funds" and are managed by HL Investment Advisors LLC. Hartford Capital Appreciation HLS Fund, Inc. is sub-advised by Wellington Management Company. Hartford Bond HLS Fund, Inc. is sub-advised by Hartford Investment Management Company. Mercury Variable Trust is managed by Mercury Advisors, Mercury V.I. Funds, Inc. is managed by Fund Asset
Management, L.P., Merrill Lynch Variable Series Funds, Inc. is advised by Merrill Lynch Investment Managers, L.P., an indirect wholly-owned subsidiary of Merrill Lynch & Co., and Neuberger Berman Advisers Management Trust is managed by Neuberger Berman Management Inc.


MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, owners of other policies or owners of variable annuity contracts with values allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

VOTING RIGHTS -- We will notify you of shareholder's meetings of the Funds purchased by those Investment Divisions you have
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   11
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invested in. We will send you proxy materials and instructions for you to vote the shares held for your benefit by those Investment Divisions. We will arrange for the handling and tallying of proxies received from you or other policy owners. If you give no instructions, we will vote those shares in the same proportion as shares for which we received instructions.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Policy may be voted. After we begin to make payouts to you, the number of votes you have will decrease.

ADMINISTRATIVE SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative services and the Funds pay a fee to Hartford that is usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family.

CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

DEDUCTIONS FROM PREMIUM

We deduct a percentage of your premium payment for a front-end sales load, a premium tax charge and the deferred acquisition cost ("DAC") tax charge before we allocate it to the Investment Divisions. The amount of each premium we allocate to the Investment Divisions is your net premium ("Net Premium").

FRONT-END SALES LOAD -- The current front-end sales load is 6.75% of any premium paid for Coverage Years 1 through 7 and 4.75% of any premium paid in Coverage Years 8 and later. The maximum front-end sales load is 9% of any premium paid in Coverage Years 1 through 7 and 7% of any premium paid in Coverage Years 8 and later. Front-end sales loads cover expenses related to the sale and distribution of the Certificates.

PREMIUM TAX CHARGE -- We deduct a tax charge from each premium you pay. The premium tax charge covers taxes assessed against us by a state and/or other governmental entity. The range of this charge, generally, is between 0% and 4%.

DAC TAX CHARGE -- We deduct 1.25% of each premium to cover a federal premium tax assessed against us. This charge is reasonable in relation to our federal income tax burden, under Section 848 of the Internal Revenue Code of 1986 ("the Code"), resulting from the receipt of premiums. We will adjust this charge based on changes in the applicable tax law.

DEDUCTIONS FROM INVESTMENT VALUE

MONTHLY DEDUCTION AMOUNT -- Each month we will deduct an amount from your Investment Value to pay for the benefits provided under the Certificate. We call this amount the Monthly Deduction Amount and it equals the sum of:

(a) the administrative expense charge;

(b) the cost of insurance charge;

(c) the charges for additional benefits provided by rider, if any.

The Monthly Deduction Amount will vary from month to month.

Following is an explanation of the administrative expense charge and the charges for cost of insurance and rider benefits.

(a) Administrative Expense Charge

We will assess a monthly administrative charge to compensate us for administrative costs in connection with the Certificates. We will initially charge $5 per Coverage Month and we guarantee that the charge will never exceed $10.00 per Coverage Month.

(b) Cost of Insurance Charge

The cost of insurance charge is equal to:

  - the cost of insurance rate per $1,000; multiplied by

  - the net amount at risk; divided by

  - $1,000.

The net amount at risk equals the death benefit minus the Cash Value on the date we calculate this charge. The cost of insurance charge is shown on the specification pages of the Policy and Certificate.

The purpose of the cost of insurance charge is to cover our anticipated mortality costs. The current cost of insurance rates for standard risks will not exceed those based on the 1980 Commissioners Standard Ordinary Mortality Table
(ANB), Male or Female, age nearest birthday. We will charge substandard risks a higher cost of insurance rate. The cost of insurance rates for substandard risks will not exceed rates based on a multiple of the 1980 Commissioners Standard Ordinary Mortality Table (ANB), Male or Female, age nearest birthday. In addition, the use of simplified underwriting or guaranteed issue procedures, rather than medical underwriting, may result in a higher cost of insurance charge for some individuals than if medical underwriting procedures were used.

We will make any changes in the cost of insurance uniformly for all insureds of the same issue ages, sexes, risk classes and whose coverage has been in-force for the same length of time. No change in insurance class or cost will occur as a result of the deterioration of the Insured's health.

The rate class of an Insured affects the cost of insurance rate. We and the employer will agree on the number of rate classes and characteristics of each rate class. The rate classes may vary by smokers and nonsmokers, active and retired status, preferred and standard, and/or any other nondiscriminatory classes agreed to by the employer.
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(c) Rider Charge

If the Certificate includes riders, we deduct a charge from the Investment Value on each Processing Date. We specify the applicable charge on the rider. This charge is to compensate us for the anticipated cost of providing the rider benefits.

For a description of the riders available, see "Supplemental Benefits."

MORTALITY AND EXPENSE RISK CHARGE -- For assuming mortality and expense risks under the Policy, we may deduct a maximum daily charge of .001781% which is equal to .65% per year of the value of each Investment Division's assets in all Coverage Years. We may pay an expense credit reflecting a reduction in the mortality and expense risk rate. We will pay these credits at the end of each Coverage Month and will use them to purchase additional Accumulation Units at the end of that Coverage Month.

Currently, in Coverage Years 1 through 10, we will pay no expense credit. The result is a net annual mortality and expense risk rate of .65%. In Coverage Years 11 and later we will pay an expense credit of .15%. The result is a net annual mortality and expense risk rate of .50%.

The mortality and expense risk charge is equal to:

- the mortality and expense risk rate; multiplied by

- the portion of the Cash Value allocated to the Investment Divisions and the Loan Account.

The mortality risk we assume is that the actual cost of insurance charges specified in the Certificate will be insufficient to meet actual claims. The expense risk we assume is that expenses we incur for issuing and administering the Certificates will exceed the administrative charges we deducted from Investment Value.

If these charges are insufficient to cover actual costs and assumed risks, the loss will fall on us. However, if the charge proves more than sufficient, we will add any excess to our surplus.

TRANSFER FEE -- We deduct a $50 transfer fee when you transfer amounts from one Investment Division to another for each transfer in excess of 12 transfers per year.

PARTIAL WITHDRAWAL FEE -- We deduct a partial withdrawal fee for each withdrawal you make. The fee is the lesser of 2% of the amount withdrawn or $25.

YOUR CERTIFICATE
--------------------------------------------------------------------------------

OWNERSHIP RIGHTS

As long as your Certificate is in force, you may exercise all rights under the Certificate while the Insured is alive and you have not named an irrevocable beneficiary.

BENEFICIARY

You name the beneficiary in your enrollment form for the Certificate. You may change the beneficiary (unless irrevocably named) while the Insured is alive by notifying us, in writing. If no beneficiary is living when the Insured dies, we will pay the Death Proceeds to you if living; or, otherwise, to your estate.

ASSIGNMENT

You may assign your rights under the Certificate. Until you notify us in writing, no assignment is effective against us. We are not responsible for the validity of any assignment.

STATEMENTS

We will send you a statement at least once each year, showing:

- the Certificate's current Cash Value, Cash Surrender Value and Face Amount;

- the premiums paid, Monthly Deduction Amounts and any Loans since your last statement;

- the amount of any outstanding Debt;

- any notifications required by the provisions of your Certificate; and

- any other information required by the Insurance Department of the state where we delivered your Certificate.

ISSUANCE OF YOUR CERTIFICATE

To purchase a Certificate you must submit an enrollment form to our Customer Service Center. The specific form you complete will depend on the underwriting classification and plan design of the Policy. Generally, we will only issue a Certificate on the lives of Insureds between the ages of 20 and 79 who supply evidence of insurability satisfactory to us. In addition, in most cases, we will not issue a Certificate with a Face Amount of less than the minimum Face Amount. Acceptance is subject to our underwriting rules and we reserve the right to reject an enrollment form for any reason. If we accept your enrollment form, your Certificate will become effective on the Coverage Date only after we receive all outstanding delivery requirements and the initial premium payment shown in your Certificate.

In the event you are exchanging an existing contract(s) for a new Certificate under Section 1035 of the Internal Revenue Code, the Coverage Date will be the date that you make the 1035 exchange. You make this 1035 exchange by assigning the existing contract(s) to us and completing an enrollment form. Upon receipt of the assignment form, we will surrender the existing contract(s) for its cash surrender value. We will apply the surrender proceeds we receive as premium to the Certificate. During the time between the Coverage Date and the date we receive the cash surrender value of the existing contract(s) or a premium payment, there will be no gap in coverage. We will make charges and deductions (other than those of the Portfolios) for this period; however, you will not experience investment returns.
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RIGHT TO EXAMINE THE CERTIFICATE


You have a limited right to return your Certificate for cancellation. You may deliver or mail the Certificate to us or to the agent who sold you the Certificate within ten (10) calendar days after delivery of the Certificate to you. This is the right to examine period. Some states provide for a longer period.


In the event you return your Certificate, we will return to you within seven (7) days of our receipt of the Certificate, either:

- the total amount of premiums; or

- the Cash Value plus charges deducted under the Certificate.

The amount we return depends upon the state we issued your Certificate in.

PREMIUMS
--------------------------------------------------------------------------------

PREMIUM PAYMENT FLEXIBILITY

You have considerable flexibility as to when, in what amounts and what level of premiums, within a range determined by us, you pay under the Certificate. You choose a premium once you have determined the level and pattern of the death benefit.

You must pay a minimum initial premium to make your coverage effective on the Coverage Date. You may pay additional premiums at any time, subject to the premium limitations set by the Internal Revenue Code. For details on these premium limitations see, "Premium Limitation." You have the right to pay additional premiums of at least $100.00 at any time, unless otherwise agreed to by us.

Your Certificate may lapse if the value of your Certificate becomes insufficient to cover the Monthly Deduction Amounts. If this happens you may pay additional premiums in order to prevent your Certificate from terminating. For details see, "Lapse and Reinstatement."

ALLOCATION OF PREMIUM PAYMENTS

During the right to examine period, we allocate your initial premium payment in accordance with state law requirements. If you choose to cancel your Certificate, some states require the return of your initial premium, while others require the return of the Certificate's Cash Value.


- STATE OF ISSUE REQUIRES RETURN OF INITIAL PREMIUM -- If the state of issue of your Certificate requires that we return your initial premium, we will, when we issue your Certificate and until the end of the right to examine period, allocate your initial Net Premium to the Merrill Lynch Domestic Money Market Investment Division. Upon the expiration of the right to examine period, we will invest the initial Net Premium according to your initial allocation instructions. However, any accrued interest will remain in the Merrill Lynch Domestic Money Market Investment Division if you selected it as an initial allocation option.



  We will allocate any additional premiums received prior to the expiration of the right to examine period to the Merrill Lynch Domestic Money Market Investment Division.


- STATE OF ISSUE REQUIRES RETURN OF CERTIFICATE'S
  CASH VALUE -- If the state of issue of your Certificate requires that we return the Certificate's Cash Value, we will allocate the initial Net Premium among your chosen Investment Divisions. In this case you will bear full investment risk for any amounts we allocate to the Investment Division during the right to examine period. This automatic immediate investment feature only applies if specified in your Certificate. Please check with your agent to determine the status of your Certificate.

You may change the Net Premium allocation if you notify us in writing. Portions you allocate to the Investment Divisions must be whole percentages of 5% or more. We will allocate subsequent Net Premiums among Investment Divisions according to your most recent instructions, subject to the following:

- If we receive a premium and your most recent allocation instructions would violate the 5% requirement, we will allocate the Net Premium among the Investment Divisions according to your previous premium allocation; and

- If the asset rebalancing option is in effect, we will allocate Net Premiums accordingly, until you terminate this option. (See "Transfers Among Investment Divisons -- Asset Rebalancing.")

You will receive several different types of notification that explain what your current premium allocation is. The Certificate shows the initial allocation you chose on the enrollment form. In addition, we will send you written confirmation, after we receive your premium payment, that shows you how we allocated your premium. A Certificate's annual statement will also summarize your current premium allocation.

ACCUMULATION UNITS

We use Net Premiums allocated to the Investment Divisions to credit Accumulation Units under the Certificates.

We determine the number of Accumulation Units in each Investment Division to be credited under the Certificate (including the initial allocation to the Merrill Lynch Domestic Money Market Investment Division) as follows:

- Multiply the Net Premium by the appropriate allocation percentage to determine the portion we will invest in the Investment Division; then

- Divide each portion to be invested in an Investment Division by the Accumulation Unit value of that particular Investment Division we computed following the receipt of the payment.

Deductions made for the monthly deduction amount on each Processing Date will reduce the number of Accumulation Units
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14                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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under the Certificate. (See "Deductions from Investment Value -- Monthly
Deduction Amount.")

ACCUMULATION UNIT VALUES

The Accumulation Unit value for each Investment Division will vary daily to reflect the investment experience and charges of the applicable Portfolio, as well as the daily deduction for mortality and expense risks. We will determine the Accumulation Unit value on each Valuation Day by multiplying the Accumulation Unit value of the particular Investment Division on the preceding Valuation Day by a net investment factor for that Investment Division for the Valuation Period then ended. The net investment factor for each of the Investment Divisions is equal to the net asset value per share of the corresponding Portfolio at the end of the Valuation Period (plus the per share amount of any dividend or capital gain distributions paid by that Portfolio in the Valuation Period then ended) divided by the net asset value per share of the corresponding Portfolio at the beginning of the Valuation Period, less the daily deduction for the mortality and expense risks assumed by us.

PREMIUM LIMITATION

If we receive premiums that would cause the Certificate to fail to meet the definition of a life insurance policy in accordance with the Code, we will refund the excess premium payments. We will refund such premium payments and any applicable interest no later than sixty (60) days after the end of a Coverage Year.

We will accept a premium payment that results in an increase in the death benefit greater than the amount of the premium, only after we approve evidence of insurability.

DEATH BENEFITS AND POLICY VALUES
--------------------------------------------------------------------------------

VALUES UNDER THE CERTIFICATE

CASH SURRENDER VALUE -- As with traditional life insurance, each Certificate will have a Cash Surrender Value. The Cash Surrender Value is equal to the Cash Value, less Debt, less any charges accrued but not deducted. There is no minimum guaranteed Cash Surrender Value. The Cash Value equals the value in the Investment Divisions plus the Loan Account Value.

INVESTMENT VALUE -- Each Certificate will also have an Investment Value. The Investment Value of a Certificate changes on a daily basis and will be computed on each Valuation Day. The Investment Value will vary to reflect the investment experience of the Investment Divisions, Monthly Deduction Amounts and any amounts transferred to the Loan Account to secure a Loan.

The Investment Value of a particular Certificate is related to the net asset value of the Portfolios associated with the Investment Divisions to which Net Premiums on the Certificate have been allocated. The total Investment Value in the Investment Divisions on any Valuation Day is calculated by multiplying the number of Accumulation Units in each Investment Division as of the Valuation Day by the current Accumulation Unit value of that Investment Division and then summing the result for all the Investment Divisions. The Investment Value equals the sum of the values of the assets in the Investment Divisions. See
"Premiums -- Accumulation Unit Values."

DEATH BENEFITS

As long as the Certificate remains in force, the Certificate provides for the payment of the Death Proceeds to the named beneficiary when the Insured under the Certificate dies. The Death Proceeds payable to the beneficiary equal the death benefit less any Debt outstanding under the Certificate plus any rider benefits payable. The death benefit depends on the death benefit option you select and is determined as of the date of the death of the Insured.

MINIMUM DEATH BENEFIT TESTING PROCEDURES -- Section 7702 of the Code defines alternative testing procedures, the guideline premium test ("GPT") and the cash value accumulation test ("CVAT") in order to meet the definition of life insurance under the Code. See "Taxes -- Income Taxation of Certificate Benefits." Each Certificate must qualify under either the GPT or the CVAT. Prior to issue, you choose the procedure under which a Certificate will qualify. Once you choose either the GPT or the CVAT to test a Certificate, it cannot be changed while the Certificate is in force.

Under both testing procedures, there is a minimum death benefit required at all times equal to the Variable Insurance Amount. This is necessary in order for the Certificate to meet the current federal tax definition of life insurance, which places limitations on the amount of premiums that may be paid and the Cash Values that can accumulate relative to the death benefit. The factors used to determine the Variable Insurance Amount depend on the testing procedure chosen and are in the Certificate.

Under the GPT, there is also a maximum amount of premium that may be paid with respect to each Certificate.

Use of the CVAT can be advantageous if you intend to maximize the total amount of premiums paid under a Certificate. An offsetting consideration, however, is that the factors we use to determine the Variable Insurance Amount are higher under the CVAT, which can result in a higher death benefit over time and a higher total cost of insurance.

DEATH BENEFITS OPTIONS -- Regardless of the minimum death benefit testing procedure chosen, there are two death benefit options: Death Benefit Option A and Death Benefit Option B.

- Death Benefit Option A -- the death benefit is the greater of (a) the Face Amount and (b) the Variable Insurance Amount.

- Death Benefit Option B -- the death benefit is the greater of (a) the Face Amount plus the Cash Value and (b) the Variable Insurance Amount.
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Regardless of which death benefit option you select, the maximum amount payable will be the Death Proceeds.

OPTION CHANGE -- While the Certificate is in force, you may change the death benefit option you selected. You must make your request to change your death benefit option in writing and during the lifetime of the Insured.

CHANGE FROM OPTION A TO OPTION B -- If the change is from Death Benefit Option A to Death Benefit Option B, the Insured must provide us with satisfactory evidence of insurability. The Face Amount after the change will be equal to the Face Amount before the change, less the Cash Value on the effective date of the change.

CHANGE FROM OPTION B TO OPTION A -- If the change is from Death Benefit Option B to Death Benefit Option A, the Face Amount after the change will be equal to the Face Amount before the change plus the Cash Value on the effective date of change.

Any change in the selection of a death benefit option will become effective at the beginning of the Coverage Month following our approval of the change. We will notify you when we have made the change.

PAYMENT OPTIONS -- We may pay the Death Proceeds under the Certificate in a lump sum or we may apply the proceeds to one of our payment options. The minimum amount that may be placed under a payment option is $5,000 unless we consent to a lesser amount. Once payments under payment options 2, 3 or 4 begin, you may not surrender the Certificate to receive a lump sum settlement in place of the life insurance payments. The following options are available under the
Certificate:

FIRST OPTION -- INTEREST INCOME

 - Payments of interest at the rate we declare, but not less than 3% per year, on the amount applied under this option.

SECOND OPTION -- INCOME OF FIXED AMOUNT

 - Equal payments of the amount chosen until the amount applied under this option, with interest of not less than 3% per year, is exhausted. The final payment will be for the balance remaining.

THIRD OPTION -- PAYMENTS FOR A FIXED PERIOD

 - An amount payable monthly for the number of years selected which may be from 1 to 30 years.

FOURTH OPTION -- LIFE INCOME

 - LIFE ANNUITY -- an annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment due preceding the death of the annuitant. Under this option, it is possible that only one monthly annuity payment would be made, if the annuitant died before the second monthly annuity payment was due.

 - LIFE ANNUITY WITH 120 MONTHLY PAYMENTS CERTAIN -- an annuity providing monthly income to the annuitant for a fixed period of 120 months and for as long thereafter as the annuitant shall live.

The fourth payment option is based on the 1983a Individual Annuity Mortality Table set back one year and a net investment rate of 3% per annum. The amount of each payment under this option will depend upon the age of the annuitant at the time the first payment is due. If any periodic payment due any payee is less than $200, we may make payments less often. The first, second and third payment options are based on a net investment rate of 3% per annum. We may, however, from time to time, at our discretion if mortality appears more favorable and interest rates justify, apply other tables that will result in higher monthly payments for each $1,000 applied under one or more of the four payment options.

We may agree to other arrangements for income payments.

INCREASES AND DECREASES IN FACE AMOUNT -- In most cases, the minimum Face Amount of the Certificate is $50,000. At any time after purchasing a Certificate, you may request a change in the Face Amount by making a written request to us at our Customer Service Center.

You must request an increase in the Face Amount in writing to us. All requests are subject to evidence of insurability satisfactory to us and subject to our current rules. Any increase we approve will be effective on the Processing Date following the date we approve the request. The Monthly Deduction Amount on the first Processing Date on or after the effective date of the increase will reflect a charge for the increase.

A decrease in the Face Amount will be effective on the first Processing Date following the date we receive the request. Decreases must reduce the Face Amount by at least $25,000, and the remaining Face Amount generally must not be less than $50,000. We will apply decreases:

- to the most recent increase; then

- successively to each prior increase, and then

- to the initial Face Amount.

We reserve the right to limit the number of Face Amount increases or decreases made under the Certificate to no more than one in any twelve (12) month period.

BENEFITS AT MATURITY -- If the Insured is living on the coverage maturity date, which equals attained age 100 ("Maturity Date"), we will pay you the Cash Surrender Value on the date you surrender the Certificate. However, on the Maturity Date, the Certificate will terminate and we will have no further obligations under the Certificate.
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16                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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MAKING WITHDRAWALS FROM THE CERTIFICATE

SURRENDER

At any time prior to the Maturity Date, provided the Certificate is in effect and has a Cash Surrender Value, you may choose, without the consent of the beneficiary (provided the designation of the beneficiary is not irrevocable) to surrender the Certificate and receive the full Cash Surrender Value from us. To surrender a Certificate, you must submit a written request for surrender to us. We will determine the Cash Surrender Value as of the Valuation Day we receive the request, in a written form satisfactory to us, at our Customer Service Center, or the date that you request, whichever is later.

The Cash Surrender Value is the net amount available upon surrender of the Certificate and equals the Cash Value, minus Debt, minus any charges accrued but not yet deducted. We will terminate the Certificate on the date of receipt of the written request, or the date you request the surrender to be effective, whichever is later.

We may pay the Cash Surrender Value in cash or you may allocate it to any other payment option agreed upon by us.

PARTIAL WITHDRAWALS

At any time before the Maturity Date, and subject to our rules then in effect, we allow twelve (12) partial withdrawals per Coverage Year. However, we allow only one (1) partial withdrawal between any successive Processing Dates. The minimum partial withdrawal allowed is $500.00. The maximum partial withdrawal is an amount equal to the sum of the Cash Surrender Value plus outstanding Debt, multiplied by .90, minus outstanding Debt.

We currently impose a charge for processing partial withdrawals which is the lesser of:

- 2% of the amount withdrawn; and

- $25.00.

A partial withdrawal will reduce the Cash Surrender Value, Cash Value and Investment Value. Any partial withdrawal will permanently affect the Cash Surrender Value and may permanently affect the death benefit payable. If Death Benefit Option A is in effect, we reduce the Face Amount by the amount of the partial withdrawal and the charge for processing the withdrawal. Unless specified otherwise, we will deduct partial withdrawals on a Pro Rata Basis from the Investment Divisions. A Pro Rata Basis is an allocation method based on the proportion of the Investment Value in each Investment Division. You must submit requests for partial withdrawals to us in writing. The effective date of a partial withdrawal will be the Valuation Day closest to the date that we receive the request, in writing, at our Customer Service Center. If your Certificate is deemed to be a modified endowment contract, a 10% penalty tax may be imposed on income distributed before the insured attains age 59 1/2. See "Taxes -- Modified Endowment Contracts."

TRANSFERS AMONG INVESTMENT DIVISIONS
--------------------------------------------------------------------------------

AMOUNT AND FREQUENCY OF TRANSFERS

Upon request and as long as the Certificate is in effect, you may transfer amounts among the Investment Divisions up to twelve (12) times per Coverage Year without charge. Transfers in excess of twelve (12) per Coverage Year will be subject to a charge of $50 per transfer deducted from the amount of the transfer. You must make transfer requests in writing on a form that we approve. Our rules then in effect will limit the amounts that you may transfer. The amounts that you transfer must be in whole percentages of 5% or more, unless otherwise agreed to by us. Currently, the minimum value of Accumulation Units that you may transfer from one Investment Division to another is the lesser of:

- $500; and

- the total value of the Accumulation Units in the Investment Division.

The value of the remaining Accumulation Units in the Investment Division must equal at least $500. If, after an ordered transfer, the value of the remaining Accumulation Units in an Investment Division would be less than $500, we will transfer the entire remaining amount.

Currently there are no restrictions on transfers other than those described in this Prospectus. We reserve the right in the future to impose additional restrictions on transfers.

TRANSFERS TO OR FROM INVESTMENT DIVISIONS

In the event of a transfer from an Investment Division, we will reduce the number of Accumulation Units that we credit to that Investment Division. We will determine the reduction by dividing:

- the amount transferred by,

- the Accumulation Unit value for that Investment Division determined on the Valuation Day we receive your written request for transfer.

In the event of a transfer to an Investment Division, we will increase the number of Accumulation Units credited. The increase will equal:

- the amount transferred divided by,

- the Accumulation Unit value for that Investment Division determined on the Valuation Day we receive your written request.
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   17
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ASSET REBALANCING

Subject to our current rules, you may authorize us to automatically reallocate Investment Value periodically in order to maintain a particular percentage allocation among the Investment Divisions that you have selected. This reallocation is know as Asset Rebalancing. The Investment Value held in each Investment Division will increase or decrease in value at different rates during the relevant period. Asset Rebalancing is intended to reallocate Investment Value from those Investment Divisions that have increased in value to those that have decreased in value.

To elect Asset Rebalancing, we must receive a written request from you. If you elect Asset Rebalancing, you must include all Investment Value in the automatic reallocation. The percentages that you select under Asset Rebalancing will override any prior percentage allocations that you have chosen and we will allocate all future Net Premiums accordingly. We will count all transfers made pursuant to Asset Rebalancing on the same day as one (1) transfer toward the twelve (12) transfers per Coverage Year that we permit without charge. Once elected, you may instruct us, in a written form satisfactory to us, at any time to terminate the option. In addition, we will terminate your participation in Asset Rebalancing if you make any transfer outside of Asset Rebalancing.

DOLLAR COST AVERAGING

You may elect to allocate your Net Premiums among the Investment Divisions under the dollar cost averaging option program ("DCA Program"). If you choose to participate in the DCA Program, we will deposit your Net Premiums into the Merrill Lynch Domestic Money Market Investment Division. Each month, we will withdraw amounts from that Division and allocate them to the other Investment Divisions in accordance with your allocation instructions. The transfer date will be the monthly anniversary of your first transfer under your initial DCA election. We will make the first transfer within five (5) business days after we receive your initial election in writing.

We will allocate your Net Premium to the Investment Divisions that you specify, in the proportions that you specify. If, on any transfer date, your Investment Value that we have allocated to the Merrill Lynch Domestic Money Market Investment Division is less than the amount you have elected to transfer, we will terminate your participation in the DCA Program. Any transfers made in connection with the DCA Program must be whole percentages of 5% or more, unless we otherwise agree. In addition, transfers made under the DCA Program count toward the twelve (12) transfers per coverage year that we permit you without charge.

You may also cancel your DCA election by notifying us in writing.

The main objective of the DCA Program is to minimize the impact of short-term price fluctuations. The DCA Program allows you to take advantage of market fluctuations. Since we transfer the same dollar amount to other Investment Divisions at set intervals, the DCA Program allows you to purchase more Accumulation Units when prices are low and fewer Accumulation Units when prices are high. Therefore, you may achieve a lower average cost per Accumulation Unit over the long-term. However, it is important to understand that a DCA Program does not assure a profit or protect against loss in a declining market. If you choose to participate in the DCA Program you should have the financial ability to continue making investments through periods of low price levels.

You cannot make transfers under Asset Rebalancing and participate in the DCA Program at the same time.

PROCESSING OF TRANSACTIONS

Generally, we process your transactions only on a Valuation Day. We will process requests that we receive on a Valuation Day before the close of trading on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on that same day, except as otherwise indicated in this Prospectus. We will process requests that we receive after the close of the NYSE as of the next Valuation Day.

LOANS
--------------------------------------------------------------------------------

As long as the Certificate is in effect, you may obtain without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), a cash Loan from us. The maximum Loan amount is equal to the sum of the Cash Surrender Value plus outstanding Debt, multiplied by 1.00, minus outstanding Debt.

We will transfer the amount of each Loan on a Pro Rata Basis from each of the Investment Divisions (unless you specify otherwise) to the Loan Account. We use the Loan Account to ensure that any outstanding Debt remains fully secured by the Investment Value.

LOAN INTEREST

Interest will accrue daily on outstanding Debt at the adjustable loan interest rate indicated in the Certificate. We will transfer the difference between the value of the Loan Account and any outstanding Debt from the Investment Divisions to the Loan Account on each Certificate Anniversary. Interest payments are due as shown in the Certificate. If you do not pay interest within five (5) days of its due date, we will add it to the amount of the Loan as of its due date.

The maximum adjustable loan interest rate we may charge for Loans is 5% per year.

CREDITED INTEREST

We will credit interest on amounts in the Loan Account for Coverage Years 1 through 10 at a rate equal to the adjustable loan interest rate, minus 1%. We will credit interest on amounts
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18                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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in the Loan Account for Coverage Years 11 and later at a rate equal to the adjustable loan interest rate, minus .20%.

LOAN REPAYMENTS

You can repay any part of or the entire Loan at any time. We will allocate the amount of the Loan repayment to your chosen Investment Divisions on a Pro Rata Basis, determined as of the date of the Loan repayment. Unless specified otherwise, we will treat any additional premium payments that we receive during the period when a Loan is outstanding as Loan repayments.

TERMINATION DUE TO EXCESSIVE DEBT

If total outstanding Debt equals or exceeds the Cash Value, the Certificate will terminate thirty-one (31) calendar days after we have mailed notice to your last known address and that of any assignees of record. If you do not make sufficient Loan repayment by the end of this 31-day period, the Certificate will terminate without value.

EFFECT OF LOANS ON INVESTMENT VALUE

A Loan, whether or not repaid, will have a permanent effect on the Investment Value because the investment results of each Investment Division will apply only to the amount remaining in such Investment Divisions. The longer a Loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the Investment Divisions earn more than the annual interest rate for Funds held in the Loan Account, your Investment Value will not increase as rapidly as it would have had no Loan been made. If the Investment Divisions earn less than the Loan Account, your Investment Value will be greater than it would have been had no Loan been made. Also, if not repaid, the aggregate amount of outstanding Debt will reduce the Death Proceeds and Cash Surrender Value.

LAPSE AND REINSTATEMENT
--------------------------------------------------------------------------------

LAPSE AND GRACE PERIOD

We provide a sixty-one (61) calendar day grace period, from the date we mail you notice that the Cash Surrender Value is insufficient to pay the charges due under the Certificate. Unless you have given us written notice of termination in advance of the date of termination of the Certificate, insurance will continue in force during this period. You will be liable to us for all unpaid charges due under the Certificate for the period that the Certificate remains in force.

In the event that total outstanding Debt equals or exceeds the Cash Value, the Certificate will terminate thirty-one (31) calendar days after we have mailed notice to your last known address and that of any assignees of record. If you do not make sufficient Loan repayment by the end of this 31-day period, the Certificate will end without value.

REINSTATEMENT

Prior to the death of the Insured, and unless (i) the Policy is terminated or
(ii) the Certificate has been surrendered for cash, we may reinstate the Certificate prior to the Maturity Date, provided:

- you make your request within three (3) years of the date of lapse. Some states provide a longer period; and

- you submit satisfactory evidence of insurability to us.

We will not require evidence of insurability, if you reinstate your Certificate within one (1) month after the end of the 61-calendar day grace period, provided the Insured is alive.

To reinstate your Certificate, you must remit a premium payment large enough to keep the coverage under the Certificate in force for at least three (3) months following the date of reinstatement. The Face Amount of the reinstated Certificate cannot exceed the Face Amount at the time of lapse. The Investment Value on the reinstatement date will reflect:

- The Investment Value at the time of termination; plus

- Net Premiums attributable to premiums paid at the time of reinstatement.

Upon reinstatement, you must repay or carry over to the reinstated certificate any Debt at the time of termination.

TERMINATION OF POLICY
--------------------------------------------------------------------------------

The group policyholder or we may terminate participation in the Policy. The party initiating the termination must provide notice of such termination to each owner of record, at his or her last known address, at least fifteen (15) days prior to the date of termination. In the event of such termination, we will not accept any new enrollment forms for new Insureds on or after the date that we receive or send notice of discontinuance, whichever is applicable. In addition, we will not issue any new Certificates. If you discontinue premium payments, we will continue insurance coverage under the Certificate as long as the Cash Surrender Value is sufficient to cover the charges due. We will not continue the coverage under the Certificate beyond attained age 100, unless your Certificate includes the Maturity Date Extension Rider. Attained age means the Insured's age on the birthday nearest to the Coverage Date plus the period since the Coverage Date. In addition, we will not continue any optional benefit rider beyond the Certificate's date of termination. If the Policy is discontinued or amended to discontinue the eligible class to
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   19
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which an Insured belongs (and if the coverage on the Insured is not transferred to another insurance carrier), any Certificate then in effect will remain in force under the discontinued Policy, provided you have not canceled or surrendered it, subject to our qualifications then in effect. You will then pay Certificate premiums directly to us.

CONTRACT LIMITATIONS
--------------------------------------------------------------------------------

PARTIAL WITHDRAWALS

We limit you to twelve (12) partial withdrawals per Coverage Year.

TRANSFERS OF ACCOUNT VALUE

We reserve the right to limit the size of transfers and remaining balances and to limit the number and frequency of transfers among the Investment Divisions.

FACE AMOUNT INCREASES OR DECREASES

We reserve the right to limit the number of Face Amount increases or decreases made under the Certificate to no more than one (1) in any twelve (12) month period.

VALUATION OF PAYMENTS AND TRANSFERS

We value the Certificate on every Valuation Day. We will generally pay Death Proceeds, Cash Surrender Values, partial withdrawals, and Loan amounts attributable to the Investment Divisions within seven (7) calendar days after we receive all the information needed to process the payment unless the New York Stock Exchange is closed for some reason other than a regular holiday or Weekend, trading is restricted by the Securities and Exchange Commission ("SEC") or the SEC declares that an emergency exists.

DEFERRAL OF PAYMENTS

We may defer payment of any Cash Surrender Values, withdrawals and loan amounts that are not attributable to the Investment Divisions for up to six (6) months from the date of the request. If we defer payment for more than thirty (30) days, we will pay you interest.

CHANGES TO CONTRACT OR SEPARATE ACCOUNT
--------------------------------------------------------------------------------

MODIFICATION OF POLICY

The only way we may modify the policy is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries, or Assistant Secretaries.

SUBSTITUTION OF FUNDS

We reserve the right to substitute the shares of any other registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account provided that the substitution has been approved by the Securities and Exchange Commission.

CHANGE IN OPERATION OF THE
SEPARATE ACCOUNT

We may modify the operation of the Separate Account to the extent permitted by law, including deregistration under the securities laws.

SEPARATE ACCOUNT TAXES

Currently, we do not make a charge to the Separate Account for federal, state and local taxes that may be allocable to the Separate Account. In the future, we may begin to charge the Separate Account for federal, state and local taxes if the applicable federal, state or local tax laws that impose tax on us and/or the Separate Account change. We may make charges for other taxes that are imposed on the Separate Account.

SUPPLEMENTAL BENEFITS
--------------------------------------------------------------------------------

The following supplemental benefit will automatically be included in a Certificate subject to current restrictions, limitations and state approval, unless you notify us in writing that you do not want it.

MATURITY DATE EXTENSION RIDER

We will extend the Maturity Date (the date on which the Certificate will mature), to the date of death of the Insured. Certain death benefit and premium restrictions apply. See "Taxes -- Income Taxation of Certificate Benefits."
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20                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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OTHER MATTERS

REDUCED CHARGES FOR ELIGIBLE GROUPS

We may reduce or eliminate certain of the charges and deductions described above (including, sales load, mortality and expense risk charge, cost of insurance charge and administrative expense charge) for Policies issued in connection with a specific plan, in accordance with our current internal policies, as of the date we approve the application for a policy. We determine eligibility for reduction in charges and the amount of any reduction by a number of factors, including:

- the size of the plan;

- the expected number of participants;

- the anticipated premium payment from the plan;

- the nature of the group; and

- any other circumstances that are rationally related to the expected reduction in expenses.

We may modify, from time to time on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected policy owners invested in the Separate Account.

OUR RIGHTS

We reserve the right to take certain actions in connection with our operations and the operations of the Separate Account. We will take these actions in accordance with applicable laws (including obtaining any required approval of the Securities and Exchange Commission). If necessary, we will seek your approval.

Specifically, we reserve the right to:

- Add or remove any Investment Division;

- Create new separate accounts;

- Combine the Separate Account with one or more other separate accounts;

- Operate the Separate Account as a management investment company under the 1940 Act or in any other form permitted by law;

- Deregister the Separate Account under the 1940 Act;

- Manage the Separate Account under the direction of a committee or discharge such committee at any time;

- Transfer the assets of the Separate Account to one or more other separate accounts; and

- Restrict or eliminate any of your voting rights or of any other persons who have voting rights as to the Separate Account.

We also reserve the right to change the name of the Separate Account.

LIMIT ON RIGHT TO CONTEST


We may not contest the validity of the Certificate after it has been in effect during the Insured's lifetime for two (2) years from the effective date of coverage. If we reinstate the Certificate, the 2-year period is measured from the date of reinstatement. Any increase in the Face Amount as a result of a premium payment is contestable for 2 years from its effective date. In addition, if the Insured commits suicide in the 2-year period, or such period as specified in state law, the death benefit payable will be limited to the premiums paid less any outstanding Debt and partial withdrawals.


MISSTATEMENT AS TO AGE OR SEX

If the age or sex of the Insured is incorrectly stated, we will appropriately adjust the amount of all benefits payable, as specified in the Certificate.

ASSIGNMENT

The Certificate may be assigned as collateral for a loan or other obligation. We are not responsible for any payment made or action taken before receipt of written notice of such assignment. You must file proof of interest with any claim under a collateral assignment.

DIVIDENDS

No dividends will be paid under the Certificates.

TAXES
--------------------------------------------------------------------------------

GENERAL

SINCE FEDERAL TAX LAW IS COMPLEX, THE TAX CONSEQUENCES OF PURCHASING THIS POLICY WILL VARY DEPENDING ON YOUR SITUATION. YOU MAY NEED TAX OR LEGAL ADVICE TO HELP YOU DETERMINE WHETHER PURCHASING THIS POLICY IS RIGHT FOR YOU.

Our general discussion of the tax treatment of this policy is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this policy cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this policy. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

TAXATION OF HARTFORD AND THE
SEPARATE ACCOUNT

The Separate Account is taxed as a part of Hartford, which is taxed as a life insurance company under Part 1 of Subchapter L of Chapter 1 of the Internal Revenue Code of 1986, as amended ("Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of the
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   21
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Code. Investment income and realized capital gains on the assets of the Separate
Account (the underlying Investment Divisions) are reinvested and are taken into account in determining the value of the Accumulation Units (see "Death Benefits and Policy Values - Values Under the Certificate"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Certificate.

Hartford does not expect to incur any federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon these expectations, no charge is currently being made to the Separate Account for Federal income taxes. If Hartford incurs income taxes attributable to the Separate Account or determines that such taxes will be incurred, it may assess a charge for taxes against the Separate Account.

INCOME TAXATION OF CERTIFICATE
BENEFITS -- GENERALLY

For Federal income tax purposes, the Certificates should be treated as life insurance policies under Section 7702 of the Code. The death benefit under a life insurance policy is generally excluded from the gross income of the beneficiary. Also, a life insurance policy owner is generally not taxed on increments in the policy value until the policy is partially or completely surrendered. Section 7702 limits the amount of premiums that may be invested in a policy that is treated as life insurance. Hartford intends to monitor premium levels to assure compliance with the Section 7702 standards.

During the first fifteen policy years, an "income first" rule generally applies to any distribution of cash that is required under Code Section 7702 because of a reduction in benefits under the Certificate.

Hartford also believes that any Loan received under a Certificate will be treated as Debt of the owner, and that no part of any Loan under a Certificate will constitute income to the owner. A surrender or assignment of the Certificate may have tax consequences depending upon the circumstances. Owners should consult qualified tax advisers concerning the effect of such changes.

Federal, state, and local estate tax, inheritance, and other tax consequences of ownership or receipt of Certificate proceeds depend on the circumstances of each owner or beneficiary.

The Maturity Date Extension Rider allows an owner to extend the Maturity Date to the date of the death of the Insured. Although Hartford believes that the Certificate will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date, due to the lack of specific guidance on this issue, this result is not certain. If the Certificate is not treated as a life insurance contract for federal income tax purposes after the Maturity Date, among other things, the Death Proceeds may be taxable to the recipient. The owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled Maturity Date.

MODIFIED ENDOWMENT CONTRACTS

Code Section 7702A applies an additional test, the "seven-pay" test, to life insurance contracts. A modified endowment contract ("MEC") is a life insurance policy that either: (i) satisfies the Section 7702 definition of life insurance but fails the seven-pay test of Section 7702A, or (ii) is exchanged for a MEC. A policy fails the seven-pay test if the accumulated amount paid into the Certificate at any time during the first seven Coverage Years exceeds the sum of the net level premiums that would have been paid up to that point if the Certificate provided for paid-up future benefits after the payment of seven level annual premiums. Computational rules for the seven-pay test are described in Section 7702A(c).

A policy that is classified as a MEC is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income and increments in value are not subject to current taxation. However, withdrawals and loans from a MEC are treated first as income, then as a recovery of basis. Taxable withdrawals are subject to a 10% federal income tax penalty, with certain exceptions. Generally, only distributions and loans made in the first year in which a policy becomes a MEC, and in subsequent years, are taxable. However, distributions and loans made in the two years prior to a policy's failing the seven-pay test are deemed to be in anticipation of failure and are subject to tax. In addition, if there is a reduction in benefits under the Certificate within the first seven Coverage Years, the seven-pay test is applied as if the Certificate had initially been issued at the reduced benefit level. Any reduction in benefits attributable to the nonpayment of premiums will not be taken into account for purposes of the seven-pay test if the benefits are reinstated within 90 days after the reduction.

If the Certificate satisfies the seven-pay test for seven years, distributions and loans made thereafter will not be subject to the MEC rules, unless the Certificate is changed materially. The seven-pay test will be applied anew at any time the Certificate undergoes a material change, which includes an increase in the Face Amount.

Before assigning, pledging, or requesting a Loan under a Certificate that is a modified endowment contract, an owner should consult a qualified tax adviser.

All MEC policies that are issued within any calendar year to the same policy owner by one company or its affiliates shall be treated as one MEC for the purpose of determining the taxable portion of any loan or distribution.

Hartford has instituted procedures to monitor whether a Certificate may become classified as a MEC after issue.

DIVERSIFICATION REQUIREMENTS

The Code requires that investments supporting your policy be adequately diversified. Code Section 817 provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a policy is not treated as a life insurance contract, the
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22                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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policy owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment;

- no more than 70% is represented by any two investments;

- no more than 80% is represented by any three investments; and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the policy owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all policies subject to the diversification requirements in a manner that will maintain adequate diversification.

OWNERSHIP OF THE ASSETS IN THE
SEPARATE ACCOUNT

In order for a variable life insurance contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the policy owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the policy owner, such as the ability to select and control investments in a separate account, will cause the policy owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable policy."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a policy owner is considered the owner of the assets for tax purposes. We reserve the right to modify the policy, as necessary, to prevent you from being considered the owner of assets in the separate account.

TAX DEFERRAL DURING ACCUMULATION PERIOD

Under existing provisions of the Code, except as described below, any increase in an owner's Investment Value is generally not taxable to the Policy Owner unless amounts are received (or are deemed to be received) under the Policy prior to the Insured's death. If the Policy is surrendered or matures, the amount received will be includable in the Policy Owner's income to the extent that it exceeds the Policy Owner's "investment in the contract." (If there is any debt at the time of a surrender, then such debt will be treated as an amount distributed to the owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the Policy, less the aggregate amount received previously under the Policy to the extent such amounts received were excluded from gross income. Whether partial withdrawals (or other such amounts deemed to be distributed) from the Policy constitute income to the Policy Owner depends, in part, upon whether the Policy is considered a modified endowment policy for Federal income tax purposes.

FEDERAL INCOME TAX WITHHOLDING


If any amounts are (or are deemed to be) current taxable income to the owner, such amounts will generally be subject to federal income tax withholding and reporting, pursuant to Section 3405 of the Internal Revenue Code.



GENERATION SKIPPING TRANSFER TAX



Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Hartford to deduct the tax from your Policy, or from any applicable payment, and pay it directly to the IRS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   23
--------------------------------------------------------------------------------


ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001



The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repealed the Federal estate tax and replaced it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repealed the generation skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the Federal estate, gift and generation skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.



During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the unified credit exemption amount. For 2002, the maximum estate tax rate is 50% and the unified credit exemption amount is $1,000,000.



The complexity of the new tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.



SPLIT-DOLLAR LIFE INSURANCE ARRANGEMENTS



In January 2002, the IRS issued Notice 2002-8 concerning guidance on the Federal tax treatment of split-dollar arrangements funded with life insurance contracts. Notice 2002-8 revoked Notice 2001-10, and announced that the IRS intends to provide comprehensive guidance on such arrangements in the form of proposed regulations that would be effective only for arrangements entered into after the date such regulations are published in final form. Notice 2002-8 outlines the rules expected in such proposed regulations, and provides revised interim guidance for determining the value of current life insurance protection that is provided in such arrangements, or in certain tax-qualified retirement arrangements, pending further guidance and consideration of public comments requested by the IRS on Notice 2002-8.



Notice 2002-8 indicates that the proposed regulations are expected to require that the parties to a split-dollar arrangement be taxed under one of two mutually exclusive regimes. Under one regime, the economic benefits of such an arrangement generally would be treated as transfers to the benefited party, which could be subject to taxation under the rules of Code Section 61 or 83. Under the second regime, payments under the arrangement by its sponsor (e.g., an employer) generally would be treated as a series of loans to the benefited party, which could be subject to the rules, where applicable, of Code Section 7872 (relating to below-market-interest-rate loans) or Code Sections 1271-1275 (relating to original issue discount). In an employment-related arrangement, the proposed regulations are expected to provide that which regime applies is determined by which party is formally designated as the owner of the life insurance contract (i.e., the first regime applies if the employer is designated as such owner, and the second regime applies if the employee is designated as such owner). The same principles are expected to govern the tax treatment of split-dollar arrangements in other contexts, e.g., gift or corporate-shareholder contexts.



For arrangements entered into before the publication of final regulations, Notice 2002-8 provides some limited safe harbors from certain types of adverse tax treatment under certain circumstances, and states that taxpayers may rely on the Notice (including a reasonable application of its outlined proposed rules) or on Notice 2001-10. Otherwise, Notice 2002-8 is unclear as to how current rules apply to such arrangements, and states that no inference should be drawn from the Notice regarding the appropriate tax treatment of such arrangements.



Consequently, if you are currently a party to such an arrangement or are considering participating in such an arrangement, it would be advisable for you to consult with a qualified tax adviser concerning the tax treatment of such an arrangement.



LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS



The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to a life insurance policy purchase.



NON-INDIVIDUAL OWNERSHIP OF POLICIES



In certain circumstances, the Code limits the application of specific tax advantages to individual owners of life insurance contracts. Prospective non-individual policy owners should consult a qualified tax adviser to determine the potential impact on the purchaser.


PERFORMANCE RELATED INFORMATION
--------------------------------------------------------------------------------

The Separate Account may advertise certain performance related information concerning its Investment Divisions. Performance information about an Investment Division is based on the Investment Division's past performance only and is no indication of future performance.

Each Investment Division may include total return in advertisements, sales literature, and other promotional materials. When an Investment Division advertises its total return, it will usually be calculated for one year, three years, five years, and ten years or some other relevant periods if the Investment Division has not

24                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
been in existence for at least ten years. Total return may also be calculated for the most recent fiscal quarter and for the period since underlying fund inception. Total return is measured by comparing the value of an investment in the Investment Division at the beginning of the relevant period to the value of the investment at the end of the period.

If applicable, the Investment Divisions may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure reflects the Certificate charges described below.


The Investment Division investing in the Merrill Lynch Domestic Money Market V.I. Fund may advertise yield and effective yield. The yield of an Investment Division is based upon the income earned by the Investment Division over a seven-day period and then annualized, i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly, but when annualized, the income earned by the investment is assumed to be reinvested in Division units and thus compounded in the course of a 52-week period. Yield reflects the Certificate charges described below.


Total return for an Investment Division includes deductions for the maximum sales load charge, mortality and expense risk charge, DAC tax charge, and the administrative expense charge, and is therefore lower than total return at the Portfolio level, where there are no comparable charges. The performance results do not reflect the cost of insurance or any state or local premium taxes. If these charges were included, the total return figures would be lower. Total return may also be calculated to include deductions for Separate Account charges, but not include deductions for the sales load charge, DAC tax charge or any state or local premium taxes. If reflected, the total return figures would reduce the performance quoted. Yield for an Investment Division includes all recurring charges (except sales charges) and is therefore lower than yield at the Portfolio level, where there are no comparable charges.

We may provide information on various topics to current and prospective owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), plan and trust arrangements, the advantages and disadvantages of investing in tax-advantaged and taxable instruments, current and prospective owner profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and investment alternatives, including comparisons between the Certificates and the characteristics of and market for such alternatives.

LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

The Separate Account is not a party to any pending material legal proceedings.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   25
--------------------------------------------------------------------------------

GLOSSARY OF SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

ACCUMULATION UNIT: A unit of measure we use to calculate the value of an Investment Division.

CASH SURRENDER VALUE: The Cash Value, minus Debt, minus accrued charges that we have not deducted.

CASH VALUE: The Investment Value plus the Loan Account Value.

CERTIFICATE: The form evidencing and describing your rights, benefits, and options under the Policy. The Certificate will describe, among other things,
(i) the benefits payable upon the death of the named Insured, (ii) to whom the benefits are payable and (iii) the limits and other terms of the Policy as they pertain to the Insured.

CERTIFICATE ANNIVERSARY: An anniversary of the Coverage Date.

COVERAGE DATE: The date insurance under the Certificate is effective as to an Insured and from which we determine Coverage Months and Coverage Years.

COVERAGE MONTH(S): The 1-month period and each successive 1-month period following the Coverage Date.

COVERAGE YEAR(S): The 12-month period and each successive 12-month period following the Coverage Date.

CUSTOMER SERVICE CENTER: The service area of Hartford Life and Annuity Insurance Company located at 100 Campus Drive, Suite 250, Florham Park, New Jersey 07932.

DEATH PROCEEDS: The amount that we will pay on the death of the Insured. This equals the death benefit minus any outstanding Debt plus any rider benefits payable.

DEBT: The aggregate amount of outstanding Loans, plus any interest accrued at the adjustable loan interest rate.

FACE AMOUNT: The minimum death benefit as long as the Certificate is in force. We specify the Face Amount you chose on your Certificate. We may change the Face Amount after certificate issuance on your request or due to a change in death benefit option or a partial withdrawal.

FUNDS: The underlying investment vehicles for the Separate Account. Each Fund is a registered management investment company, and may be divided into a series of Portfolios.

HARTFORD OR US OR WE OR OUR: Hartford Life and Annuity Insurance Company.

INSURED: The person on whose life we issue the Certificate. We identify the Insured in the Certificate.

INVESTMENT DIVISION: A separate division of the Separate Account which invests exclusively in the shares of a specified Portfolio of a Fund.

INVESTMENT VALUE: The sum of the values of assets in the Investment Divisions under the Certificate.

LOAN: Any amount borrowed against the Investment Value under the Certificate.

LOAN ACCOUNT: An account in our general account, established for any amounts transferred from the Investment Divisions for requested loans. The Loan Account credits a fixed rate of interest that is not based on the investment experience of the Separate Account.

LOAN ACCOUNT VALUE: The amounts of the Investment Value transferred to (or from) our general account to secure Loans, plus interest accrued at the daily equivalent of an annual rate equal to the adjustable loan interest rate actually charged, reduced by not more than 1%.

MONTHLY DEDUCTION AMOUNT: The fees and charges deducted from the Investment Value on the Processing Date.

NET PREMIUM: The amount of premium credited to the Investment Divisions.

PORTFOLIO: A division or series of a Fund that serves as the underlying investment vehicle of an Investment Division of the Separate Account. Each Investment Division purchases shares of a Portfolio of a Fund.

PROCESSING DATE(S): The day(s) on which we deduct charges from the Investment Value. The first Processing Date is the Coverage Date. There is a Processing Date each month. Later Processing Dates are on the same calendar day as the Coverage Date, or on the last day of any month which has no such calendar date.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The period between the close of business on successive Valuation Days.

VARIABLE INSURANCE AMOUNT: The Cash Value multiplied by the applicable variable insurance factor provided in the Certificate.

YOU OR YOUR: The person or legal entity designated as the owner in the enrollment form or as subsequently changed. This person or legal entity may be someone other than the Insured. You possess all rights under the Policy with respect to the Certificate.

26                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

WHERE YOU CAN FIND MORE INFORMATION

You can call your representative with questions or write to us at:

    International Corporate Marketing Group
    Attn: Registered Products
    100 Campus Drive, Suite 250
    Florham Park, NJ 07932

The Statement of Additional Information, which is attached to this prospectus, contains more information about this life insurance policy. Like this prospectus, it is filed with the Securities and Exchange Commission. You should read the Statement of Additional Information because you are bound by the terms contained in it.

We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room in Washington, DC 20549-6009. Please call the SEC at 1-800-SEC-0330 for further information. Our SEC filings are also available to the public at the SEC's website at http://www.sec.gov.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


STATEMENT OF ADDITIONAL INFORMATION
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
FUTUREVANTAGE



DATE OF PROSPECTUS: MAY 1, 2002


DATE OF STATEMENT OF ADDITIONAL INFORMATION: MAY 1, 2002

2                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----
 GENERAL INFORMATION AND HISTORY                                            3
 ------------------------------------------------------------------------------
 SERVICES                                                                   5
 ------------------------------------------------------------------------------
 EXPERTS                                                                    5
 ------------------------------------------------------------------------------
 DISTRIBUTION OF THE POLICIES                                               5
 ------------------------------------------------------------------------------
 ADDITIONAL INFORMATION ABOUT CHARGES                                       6
 ------------------------------------------------------------------------------
 ILLUSTRATIONS OF DEATH BENEFITS, ACCOUNT VALUES AND CASH SURRENDER
  VALUES                                                                    8
 ------------------------------------------------------------------------------
 FINANCIAL STATEMENTS                                                      SA-1
 ------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION                                            3
--------------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY ("HARTFORD") -- Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999.

Hartford Life and Annuity Insurance Company is controlled by Hartford Life Insurance Company, which is controlled by Hartford Life & Accident Insurance Company, which is controlled by Hartford Life Inc., which is controlled by Hartford Accident & Indemnity Company, which is controlled by Hartford Fire Insurance Company, which is controlled by Nutmeg Insurance Company, which is controlled by The Hartford Financial Services Group, Inc. Each of these companies is engaged in the business of insurance and financial services.

The following table shows a brief description of the business experience of officers and directors of Hartford Life and Annuity Insurance Company:

                        EXECUTIVE OFFICERS AND DIRECTORS


NAME                            BUSINESS EXPERIENCE DURING LAST FIVE YEARS
-----------------------------------------------------------------------------------

David A. Carlson       Vice President (1999-present), Assistant Vice President
                       (1998-1999), Hartford Life and Annuity Insurance Company;
                       Vice President (1999-present), Assistant Vice President
                       (1998-1999), Hartford Life Insurance Company; Vice President
                       (1999-present), Assistant Vice President (1999); Servus Life
                       Insurance Company; Vice President (1999-present), Assistant
                       Vice President (1999), Hart Life Insurance Company; CIGNA
                       Corporation (1975-1998)

Michael B. Cefole      Vice President (2001-present), Assistant Vice President
                       (1999-2001), Hartford Life Insurance Company; Vice President
                       (2001-present), Assistant Vice President (1999-2001),
                       Hartford Life and Annuity Insurance Company

Patrice Kelly-Ellis    Senior Vice President (2001-present), Vice President
                       (1999-2001), Assistant Vice President (1995-1999), Hartford
                       Life Insurance Company; Senior Vice President
                       (2001-present), Vice President (1999-2001), Assistant Vice
                       President (1995-2000), Hartford Life and Annuity Insurance
                       Company

Timothy M. Fitch       Senior Vice President & Actuary (2002-present), Vice
                       President & Actuary (1995-2001), Hartford Life Insurance
                       Company; Senior Vice President & Actuary (2001-present),
                       Vice President & Actuary (1997-2001), Assistant Vice
                       President & Actuary (1995-1997), Hartford Life and Annuity
                       Insurance Company

Mary Jane B. Fortin    Senior Vice President & Chief Accounting Officer
                       (2002-present), Vice President & Chief Accounting Officer
                       (1998-2001), Assistant Vice President & Chief Accounting
                       Officer (1998), Hartford Life Insurance Company; Vice
                       President & Chief Accounting Officer (1998-Present),
                       Assistant Vice President & Chief Accounting Officer (1998),
                       Hartford Life and Annuity Insurance Company, Vice
                       President & Chief Accounting Officer (1998-present), Servus
                       Life Insurance Company, Vice President & Chief Accounting
                       Officer (1998-present), Hart Life Insurance Company

David T. Foy           Senior Vice President, Chief Financial Officer & Treasurer
                       (1999-present), Senior Vice President & Treasurer
                       (1998-1999), Director (1999-present), Vice President (1998),
                       Hartford Life and Annuity Insurance Company; Senior Vice
                       President, Chief Financial Officer & Treasurer
                       (1999-present), Senior Vice President & Treasurer
                       (1998-1999), Vice President (1998), Assistant Vice
                       President & Actuary (1995-1998), Director (1999-present),
                       Hartford Life Insurance Company; Senior Vice President &
                       Treasurer (1998-present), Director (1999-present), Servus
                       Life Insurance Company; Senior Vice President & Treasurer
                       (1999-present), Hart Life Insurance Company

Lois W. Grady          Senior Vice President (1998-present), Vice President
                       (1994-1998), Hartford Life and Annuity Insurance Company;
                       Senior Vice President (1998-present), Vice President
                       (1994-1998), Hartford Life Insurance Company

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


NAME                            BUSINESS EXPERIENCE DURING LAST FIVE YEARS
-----------------------------------------------------------------------------------
Susan Hess             Vice President (2001-present), Assistant Vice President
                       (1999-2001), Hartford Life Insurance Company; Vice President
                       (2001-present), Assistant Vice President (1999-2001),
                       Hartford Life and Annuity Insurance Company

Ryan Johnson           Vice President (1999-present), Hartford Life Insurance
                       Company; Vice President (1999-present), Hartford Life and
                       Annuity Insurance Company; The Guardian (1986-1999)

Stephen T. Joyce       Senior Vice President (1999-present), Vice President
                       (1997-1999), Assistant Vice President (1995-1997), Hartford
                       Life and Annuity Insurance Company; Senior Vice President
                       (2000-present), Vice President (1997-2000), Assistant Vice
                       President (1994-1997), Hartford Life Insurance Company

Michael D. Keeler      Vice President (1998-present), Hartford Life and Annuity
                       Insurance Company; Senior Vice President (2001-2002), Vice
                       President (1998-2001, 2002-present), Hartford Life Insurance
                       Company; Vice President (1995-1997), Providian Insurance

Robert A. Kerzner      Executive Vice President (2001-present), Senior Vice
                       President (1998-2001), Director of Individual Life
                       (1998-Present), Vice President (1994-1998), Hartford Life
                       and Annuity Insurance Company; Executive Vice President
                       (2001-present), Senior Vice President (1998-2001), Director of Individual Life (1998-present), Vice President
                       (1994-1998), Hartford Life Insurance Company

David N. Levenson      Senior Vice President (2000-present), Vice President
                       (1998-2000), Assistant Vice President (1995-1998), Hartford
                       Life and Annuity Insurance Company; Senior Vice President
                       (2000-present), Vice President (1998-2000), Assistant Vice
                       President (1995-1998), Hartford Life Insurance Company

Joseph F. Mahoney      Vice President (1999-present), Hartford Life and Annuity
                       Insurance Company; Vice President (1999-present), Hartford
                       Life Insurance Company; Consultant (1999), Mahoney &
                       Associates; President (1969-1999), Prudential Preferred

Thomas M. Marra        Chief Executive Officer and Chairman of the Board
                       (2002-present), Director (1994-present), President
                       (2000-present), Executive Vice President (1997-2000), Senior
                       Vice President (1993-1997), Hartford Life and Annuity
                       Insurance Company; Chief Executive Officer and Chairman of
                       the Board (2002-present), Director (1994-Present), President
                       (2000-present), Executive Vice President (1995-2000),
                       Hartford Life Insurance Company; Chief Executive Officer and
                       Chairman of the Board (2002-present), Director
                       (1998-present), President (2000-present), Servus Life
                       Insurance Company; Chief Executive Officer and Chairman of
                       the Board (2002-present), Director (1995-present), President
                       (2000-present), Hart Life Insurance Company

Gary J. Miller         Vice President (2000-present), Hartford Life and Annuity
                       Insurance Company; Vice President (2000-present), Hartford
                       Life Insurance Company; Vice President (1998-2000),
                       Prudential; Vice President (1988-1998), Delaware Valley
                       Financial Services

Tom Nassiri            Vice President (2000-present), Hartford Life and Annuity
                       Insurance Company; Vice President (2000-present), Hartford
                       Life Insurance Company

Craig R. Raymond       Senior Vice President & Chief Actuary (1997-present), Vice
                       President & Chief Actuary (1993-1997), Hartford Life and
                       Annuity Insurance Company; Senior Vice President & Chief
                       Actuary (1997-present), Vice President & Chief Actuary
                       (1993-1997), Hartford Life Insurance Company; Senior Vice
                       President & Chief Actuary (1997-present), Actuary
                       (1995-1997), Hart Life Insurance Company; Senior Vice
                       President & Chief Actuary (1998-present), Servus Life
                       Insurance Company

Christine Hayer        Senior Vice President, General Counsel and Corporate
Repasy                 Secretary (2000-present), Director (2000-present), Vice
                       President (1999-2000), Assistant Vice President (1998-1999),
                       Hartford Life and Annuity Insurance Company; Senior Vice
                       President, General Counsel and Corporate Secretary
                       (2000-present), Director (2000-present), Vice President
                       (1999-2000), Assistant Vice President (1998-1999), Hartford
                       Life Insurance Company; Senior Vice President, General
                       Counsel and Corporate Secretary (2000-present), Servus Life
                       Insurance Company; Senior Vice President, General Counsel
                       and Corporate Secretary (2000-present), Hart Life Insurance
                       Company

Martin A. Swanson      Vice President (2001-present), Assistant Vice President
                       (1999-2001), Hartford Life Insurance Company; Vice President
                       (2000-present), Assistant Vice President (1999-2000),
                       Hartford Life and Annuity Insurance Company; Vice President
                       (1997-1998) Paine Webber

STATEMENT OF ADDITIONAL INFORMATION                                            5
--------------------------------------------------------------------------------


NAME                            BUSINESS EXPERIENCE DURING LAST FIVE YEARS
-----------------------------------------------------------------------------------
Joe M. Thomson         Senior Vice President (2000-Present), Hartford Life and
                       Annuity Insurance Company; Senior Vice President
                       (2000-Present), Hartford Life Insurance Company; President
                       (1980-present), Planco Financial Services, Inc.

John C. Walters        Executive Vice President (2000-present), Director
                       (2000-present), Hartford Life and Annuity Insurance Company,
                       Executive Vice President (2000-present), Director
                       (2000-present), Hartford Life Insurance Company; Executive
                       Vice President (2000-present), Hart Life Insurance Company;
                       Executive Vice President (2000-present), Servus Life
                       Insurance Company; Wheat First Securities, Inc./First Union
                       Capital Markets Corp., (1984-1999)

David M. Znamierowski  Senior Vice President (1997-present), Chief Investment
                       Officer (1997, 2000-present), Vice President (1995-1997),
                       Director (1997-Present), Hartford Life and Annuity Insurance
                       Company; Senior Vice President (1997-present), Chief
                       Investment Officer (1997, 1999-present), Vice President
                       (1995-1997), Director (1997-present), Hartford Life
                       Insurance Company; Senior Vice President & Chief Investment
                       Officer (1997-present), Director (1997-present), Hart Life
                       Insurance Company; Director (2000-present) Servus Life
                       Insurance Company


Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE was established as a separate account under Connecticut law on October 9, 1995. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES
--------------------------------------------------------------------------------

SAFEKEEPING OF ASSETS -- Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Investment Divisons.

EXPERTS
--------------------------------------------------------------------------------


INDEPENDENT PUBLIC ACCOUNTANTS -- The audited financial statements included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to the report on the statutory financial statements of Hartford Life and Annuity Insurance Company which states the statutory financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with accounting principles generally accepted in the United States. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.


ACTUARIAL EXPERT -- The hypothetical Policy illustrations included in this Statement of Additional Information and the registration statement with respect to the Separate Account have been approved by James M. Hedreen, FSA, MAAA, Actuary, for Hartford, and are included in reliance upon his opinion as to their reasonableness.

DISTRIBUTION OF THE POLICIES
--------------------------------------------------------------------------------

Hartford Equity Sales Company, Inc. ("HESCO") serves as principal underwriter for the Certificates and will offer the Policies on a continuous basis. HESCO is controlled by Hartford and is located at the same address as Hartford. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD").

The Policies will be sold by salespersons who represent Hartford as insurance agents and who are registered representatives of HESCO or certain other registered broker-dealers who have entered into distribution agreements with HESCO.

The maximum sales commission payable to Hartford agents, independent registered insurance brokers, and other registered broker-dealers is 20% of the premiums paid. Additionally, expense allowances, service fees and asset-based trail commissions may be paid. A sales representative may be required to return all or a portion of the commissions paid if a Certificate terminates prior to the Certificate's second Certificate Anniversary.

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

Broker-dealers or financial institutions are compensated according to a schedule set forth by HESCO and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments. This compensation is usually paid from the sales charges described in the Prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HESCO, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or other financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for broker-dealers or financial institutions, will be made by HESCO, its affiliates or Hartford out of their assets and will not effect the amounts paid by the policy owners or contract owners to purchase, hold or surrender variable insurance products.

The following table shows officers and directors of HESCO:


NAME AND PRINCIPAL
BUSINESS ADDRESS             POSITIONS AND OFFICES
-----------------------------------------------------------------
 David A. Carlson            Vice President
-----------------------------------------------------------------
 Timothy M. Fitch            Senior Vice President and Actuary
-----------------------------------------------------------------
 George R. Jay               Controller
-----------------------------------------------------------------
 Robert A. Kerzner           Executive Vice President, Director
-----------------------------------------------------------------
 Joseph F. Mahoney           Vice President
-----------------------------------------------------------------
 Thomas M. Marra             President, Chief Executive Officer
                             and Chairman of the Board, Director
-----------------------------------------------------------------
 Christine Hayer Repasy      Senior Vice President, General
                             Counsel and Corporate Secretary,
                             Director
-----------------------------------------------------------------
 John C. Walters             Executive Vice President
-----------------------------------------------------------------


ADDITIONAL INFORMATION ABOUT CHARGES
--------------------------------------------------------------------------------

SALES LOAD -- The Current front-end sales load is 6.75% of any premium paid for Coverage Years 1 through 7 and 4.75% of any premium paid in Coverage Years 8 and later. The maximum front-end load is 9% of any premium paid in Coverage Years 1 through 7 and 7% of any premium paid in Coverage Years 8 and later.

Front-end sales loads cover the expenses related to the sale and distribution of the Certificates.

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain of the charges and deductions described above (including sales load, mortality and expense risk charge, cost of insurance charge and administrative charge) may be reduced for certain sales of the Certificates under circumstances which result in a saving of such sales and distribution expenses. To qualify for this reduction, a plan must satisfy certain criteria as to, for example, the expected number of owners and the anticipated Face Amount of all Certificates under the plan. Generally, the sales contacts and effort and administrative costs per Certificate vary based on such factors as the size of the plan, the purpose for which the Certificates are purchased and certain characteristics of the plan's members. From time to time, we may modify on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected Certificate Owners invested in ICMG Registered Variable Life Separate Account One.

UNDERWRITING PROCEDURES -- To purchase a Certificate you must submit an enrollment form to us. Within limits, you may choose the initial Premium and the initial Face Amount. Certificates generally will be issued only on the lives of insureds ages 79 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an enrollment form for any reason. No change in the terms or conditions of a Certificate will be made without your consent.

The cost of insurance charge is to cover our anticipated mortality costs. We use various underwriting procedures, including medical underwriting procedures, depending on the characteristics of the group to which the Policies are issued. The current cost of insurance rates for standard risks may be equal to or less than the 1980 Commissioners Standard Ordinary Mortality Table. Substandard risks will be charged a higher cost of insurance rate that will not exceed rates based on a multiple of the 1980 Commissioners Standard Ordinary Mortality Table. The multiple will be based on the Insured's risk class. The use of simplified underwriting and guaranteed issue procedures may result in the cost of insurance charges being higher for some individuals than if medical underwriting procedures were used.

Cost of insurance rates are based on the age, sex (except where unisex rates apply), and rate class of the Insured and group mortality characteristics and the particular characteristics (such as the rate class structure) under the Policy that are agreed to by Hartford and the participating employer. The actual monthly cost of insurance rates will be based on our expectations as to future experience. We will determine the cost of insurance rate at the start of each Coverage Year. Any changes in the cost of insurance rate will be made uniformly for all Insureds in the same risk class.

The rate class of an Insured affects the cost of insurance rate. Hartford and the participating employer will agree to the number of classes and characteristics of each class. The classes may vary by smokers and nonsmokers, active and retired status, preferred and standard, and/or any other nondiscriminatory classes agreed to by the participating employer. Where smoker and non-smoker divisions are provided, an Insured who is in the nonsmoker division of a rate class will have a lower cost of insurance than an Insured in the smoker division of the same rate class, even if each Insured has an identical Certificate.

Because the Cash Value and the Death Benefit Amount under a Certificate may vary from month to month, the cost of insurance charge may also vary on each Processing Date.

STATEMENT OF ADDITIONAL INFORMATION                                            7
--------------------------------------------------------------------------------

INCREASES IN FACE AMOUNT -- At any time after purchasing a Certificate, You may request In Writing to change the Face Amount. In most cases, the minimum Face Amount of the Certificate is $50,000.

All requests to increase the Face Amount must be applied for on a new enrollment form. All requests will be subject to evidence of insurability satisfactory to Us and subject to Our rules then in effect. Any increase approved by Us will be effective on the Processing Date following the date We approve the request. The Monthly Deduction Amount on the first Processing Date on or after the effective date of the increase will reflect a charge for the increase. We reserve the right to limit the number of increases made under the Certificate to not more than one in any 12 month period.

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

ILLUSTRATIONS OF DEATH BENEFITS, ACCOUNT VALUES
AND CASH SURRENDER VALUES

The following tables illustrate how the death benefit, Cash Value and Cash Surrender Value of a Policy may change with the investment experience of the Separate Account. They show how the death benefit, Cash Value and Cash Surrender Value of a Certificate issued to an Insured of a given age would vary over time if the investment return on the assets held in each Portfolio were a uniform, gross annual rate of 0%, 6% and 12%. The death benefit, Cash Value and Cash Surrender Value would be different from those shown if the gross annual investment returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual Coverage Years. They assume that no Loans are made and that no partial withdrawals have been made. The tables are also based on the assumption that the owner has not requested an increase or decrease in the Face Amount and that no transfers have been made in any Coverage Years.

The tables illustrate a Certificate issued to a Male Insured, Age 45 in the Medical Non-Smoker Class with an Initial Face Amount of $250,000. The death benefit, Cash Value and Cash Surrender Value would be lower if the Insured was a smoker or in a special class since the cost of insurance charges would increase.


The tables reflect the fact that the net return on the assets held in the Investment Divisions is lower than the gross after-tax return of the Portfolios. This is because these tables assume an investment management fee and other estimated Portfolio expenses totaling .74%. The .74% figure is based on an average of the current management fees and expenses of the available 20 Portfolios, taking into account any applicable expense caps or reimbursement arrangements. Actual fees and expenses of the Portfolios associated with a Certificate may be more or less than .74%, will vary from year to year, and will depend on how the Cash Value is allocated.


As their headings indicate, the tables reflect the deductions of current contractual charges and guaranteed contractual charges for a single gross interest rate. These charges include the front-end sales load, the daily charge to the Separate Account for assuming mortality and expense risks, and the monthly administrative expense and cost of insurance charges. All tables assume a charge of 2.00% for taxes attributable to premiums, a 1.25% charge for the federal DAC tax and reflect the fact that no charges against the Separate Account are currently made for federal, state or local taxes attributable to the Policy or Certificate.

Each table also shows the amount to which the premiums would accumulate if an amount equal to those premiums were invested to earn interest, after taxes, at 5% compounded annually.

Upon request, Hartford will furnish a comparable illustration based on a proposed Certificate's specific circumstances.

STATEMENT OF ADDITIONAL INFORMATION                                            9

--------------------------------------------------------------------------------

                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE



                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.74% NET)



                             CURRENT CHARGES*          GUARANTEED CHARGES**
           PREMIUMS     ------------------------------------------------------
END OF   ACCUMULATED              CASH                        CASH
POLICY  AT 5% INTEREST   CASH   SURRENDER   DEATH    CASH   SURRENDER   DEATH
 YEAR      PER YEAR     VALUE     VALUE    BENEFIT  VALUE     VALUE    BENEFIT
------------------------------------------------------------------------------
  1          14,807     12,369    12,369   250,000  11,044    11,044   250,000
  2          30,355     24,519    24,519   250,000  21,934    21,934   250,000
  3          46,680     36,491    36,491   250,000  32,673    32,673   250,000
  4          63,821     48,308    48,308   250,000  43,265    43,265   250,000
  5          81,819     59,986    59,986   250,000  53,711    53,711   250,000
  6         100,717     71,525    71,525   250,000  64,016    64,016   250,000
  7         120,560     82,937    82,937   250,000  74,175    74,175   250,000
  8         126,588     81,646    81,646   250,000  71,850    71,850   250,000
  9         132,917     80,337    80,337   250,000  69,397    69,397   250,000
 10         139,563     79,003    79,003   250,000  66,794    66,794   250,000
 11         146,541     77,704    77,704   250,000  64,027    64,027   250,000
 12         153,868     76,351    76,351   250,000  61,073    61,073   250,000
 13         161,561     74,936    74,936   250,000  57,920    57,920   250,000
 14         169,639     73,454    73,454   250,000  54,547    54,547   250,000
 15         178,121     71,902    71,902   250,000  50,929    50,929   250,000
 16         187,027     70,107    70,107   250,000  47,031    47,031   250,000
 17         196,378     68,189    68,189   250,000  42,807    42,807   250,000
 18         206,197     66,156    66,156   250,000  38,203    38,203   250,000
 19         216,507     63,983    63,983   250,000  33,151    33,151   250,000
 20         227,332     61,653    61,653   250,000  27,579    27,579   250,000

 25         290,140     47,612    47,612   250,000       0         0         0
 30         370,300     28,053    28,053   250,000       0         0         0
------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end sales loads.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE



                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00% (5.26% NET)



                             CURRENT CHARGES*           GUARANTEED CHARGES**
           PREMIUMS     --------------------------------------------------------
END OF   ACCUMULATED               CASH                         CASH
POLICY  AT 5% INTEREST   CASH    SURRENDER   DEATH    CASH    SURRENDER   DEATH
 YEAR      PER YEAR      VALUE     VALUE    BENEFIT   VALUE     VALUE    BENEFIT
--------------------------------------------------------------------------------
  1          14,807      13,122   13,122    250,000   11,747   11,747    250,000
  2          30,355      26,799   26,799    250,000   24,039   24,039    250,000
  3          46,680      41,102   41,102    250,000   36,907   36,907    250,000
  4          63,821      56,083   56,083    250,000   50,391   50,391    250,000
  5          81,819      71,793   71,793    250,000   64,526   64,526    250,000
  6         100,717      88,268   88,268    250,000   79,357   79,357    250,000
  7         120,560     105,560  105,560    250,000   94,922   94,922    250,000
  8         126,588     110,373  110,373    250,052   98,189   98,189    250,000
  9         132,917     115,403  115,403    254,110  101,527  101,527    250,000
 10         139,563     120,651  120,651    258,331  104,929  104,929    250,000
 11         146,541     126,239  126,239    262,931  108,397  108,397    250,000
 12         153,868     132,058  132,058    267,702  111,930  111,930    250,000
 13         161,561     138,114  138,114    272,612  115,532  115,532    250,000
 14         169,639     144,417  144,417    277,665  119,206  119,206    250,000
 15         178,121     150,980  150,980    282,868  122,954  122,954    250,000
 16         187,027     157,844  157,844    288,289  126,773  126,773    250,000
 17         196,378     164,978  164,978    293,876  130,659  130,659    250,000
 18         206,197     172,406  172,406    299,667  134,604  134,604    250,000
 19         216,507     180,132  180,132    305,679  138,600  138,600    250,000
 20         227,332     188,164  188,164    311,927  142,641  142,641    250,000

 25         290,140     233,721  233,721    347,559  163,658  163,658    250,000
 30         370,300     289,988  289,988    392,420  186,468  186,468    252,689
--------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end sales loads.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           11

--------------------------------------------------------------------------------

                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE



                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS



  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00% (11.26% NET)



                               CURRENT CHARGES*              GUARANTEED CHARGES**
           PREMIUMS     --------------------------------------------------------------
END OF   ACCUMULATED                 CASH                           CASH
POLICY  AT 5% INTEREST    CASH     SURRENDER    DEATH     CASH    SURRENDER    DEATH
 YEAR      PER YEAR       VALUE      VALUE     BENEFIT    VALUE     VALUE     BENEFIT
--------------------------------------------------------------------------------------
  1          14,807        13,875    13,875     250,000   12,450   12,450      250,000
  2          30,355        29,171    29,171     250,000   26,229   26,229      250,000
  3          46,680        46,087    46,087     250,000   41,491   41,491      250,000
  4          63,821        64,826    64,826     250,000   58,417   58,417      250,000
  5          81,819        85,605    85,605     250,000   77,203   77,203      250,000
  6         100,717       108,648   108,648     259,668   98,079   98,079      250,000
  7         120,560       134,128   134,128     311,327  121,117  121,117      281,299
  8         126,588       148,263   148,263     334,342  132,775  132,775      299,605
  9         132,917       163,880   163,880     359,189  145,506  145,506      319,129
 10         139,563       181,127   181,127     386,031  159,397  159,397      339,951
 11         146,541       200,354   200,354     415,373  174,548  174,548      362,158
 12         153,868       221,575   221,575     447,097  191,064  191,064      385,841
 13         161,561       244,992   244,992     481,340  209,068  209,068      411,096
 14         169,639       270,827   270,827     518,307  228,689  228,689      438,029
 15         178,121       299,332   299,332     558,228  250,068  250,068      466,750
 16         187,027       330,844   330,844     601,473  273,343  273,343      497,376
 17         196,378       365,582   365,582     648,209  298,664  298,664      530,034
 18         206,197       403,899   403,899     698,799  326,182  326,182      564,859
 19         216,507       446,142   446,142     753,600  356,051  356,051      601,995
 20         227,332       492,697   492,697     812,999  388,441  388,441      641,594

 25         290,140       808,229   808,229   1,196,352  595,623  595,623      882,668
 30         370,300     1,324,251  1,324,251  1,783,750  900,844  900,844    1,215,137
--------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end sales loads.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE



                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.74% NET)



                             CURRENT CHARGES*          GUARANTEED CHARGES**
           PREMIUMS     ------------------------------------------------------
END OF   ACCUMULATED              CASH                        CASH
POLICY  AT 5% INTEREST   CASH   SURRENDER   DEATH    CASH   SURRENDER   DEATH
 YEAR      PER YEAR     VALUE     VALUE    BENEFIT  VALUE     VALUE    BENEFIT
------------------------------------------------------------------------------
  1          14,807     12,362    12,362   262,384  10,991    10,991   261,096
  2          30,355     24,489    24,489   274,531  21,771    21,771   271,894
  3          46,680     36,418    36,418   286,476  32,335    32,335   282,475
  4          63,821     48,167    48,167   298,240  42,680    42,680   292,838
  5          81,819     59,753    59,753   309,840  52,795    52,795   302,972
  6         100,717     71,172    71,172   321,273  62,676    62,676   312,873
  7         120,560     82,434    82,434   332,548  72,303    72,303   322,521
  8         126,588     80,987    80,987   331,102  69,421    69,421   319,650
  9         132,917     79,510    79,510   329,628  66,382    66,382   316,624
 10         139,563     77,998    77,998   328,118  63,165    63,165   313,422
 11         146,541     76,499    76,499   326,618  59,755    59,755   310,028
 12         153,868     74,923    74,923   325,049  56,135    56,135   306,425
 13         161,561     73,261    73,261   323,394  52,296    52,296   302,604
 14         169,639     71,507    71,507   321,647  48,223    48,223   298,551
 15         178,121     69,660    69,660   319,808  43,898    43,898   294,247
 16         187,027     67,434    67,434   317,614  39,291    39,291   289,663
 17         196,378     65,053    65,053   315,246  34,366    34,366   284,765
 18         206,197     62,530    62,530   312,735  29,080    29,080   279,508
 19         216,507     59,840    59,840   310,058  23,378    23,378   273,841
 20         227,332     56,963    56,963   307,197  17,213    17,213   267,714

 25         290,140     39,993    39,993   290,301       0         0         0
 30         370,300     17,677    17,677   268,084       0         0         0
------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end sales loads.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           13

--------------------------------------------------------------------------------

                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE



                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00% (5.26% NET)



                             CURRENT CHARGES*           GUARANTEED CHARGES**
           PREMIUMS     --------------------------------------------------------
END OF   ACCUMULATED               CASH                         CASH
POLICY  AT 5% INTEREST   CASH    SURRENDER   DEATH    CASH    SURRENDER   DEATH
 YEAR      PER YEAR      VALUE     VALUE    BENEFIT   VALUE     VALUE    BENEFIT
--------------------------------------------------------------------------------
  1          14,807      13,115   13,115    263,074   11,691   11,691    261,739
  2          30,355      26,767   26,767    276,680   23,859   23,859    273,866
  3          46,680      41,019   41,019    290,881   36,520   36,520    286,485
  4          63,821      55,916   55,916    305,724   49,692   49,692    299,614
  5          81,819      71,506   71,506    321,254   63,389   63,389    313,266
  6         100,717      87,816   87,816    337,503   77,627   77,627    327,458
  7         120,560     104,890  104,890    354,512   92,410   92,410    342,195
  8         126,588     109,452  109,452    359,058   94,768   94,768    344,557
  9         132,917     114,192  114,192    363,783   97,047   97,047    346,843
 10         139,563     119,109  119,109    368,685   99,219   99,219    349,024
 11         146,541     124,309  124,309    373,861  101,263  101,263    351,079
 12         153,868     129,675  129,675    379,213  103,152  103,152    352,981
 13         161,561     135,204  135,204    384,728  104,867  104,867    354,711
 14         169,639     140,898  140,898    390,408  106,382  106,382    356,243
 15         178,121     146,762  146,762    396,257  107,665  107,665    357,546
 16         187,027     152,635  152,635    402,130  108,672  108,672    358,576
 17         196,378     158,631  158,631    408,115  109,350  109,350    359,282
 18         206,197     164,770  164,770    414,242  109,632  109,632    359,598
 19         216,507     171,031  171,031    420,492  109,442  109,442    359,448
 20         227,332     177,399  177,399    426,851  108,700  108,700    358,753

 25         290,140     211,245  211,245    460,641   93,976   93,976    344,365
 30         370,300     247,800  247,800    497,157   49,737   49,737    300,781
--------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end sales loads.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

14                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE



                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS



  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00% (11.26% NET)



                               CURRENT CHARGES*              GUARANTEED CHARGES**
           PREMIUMS     --------------------------------------------------------------
END OF   ACCUMULATED                 CASH                           CASH
POLICY  AT 5% INTEREST    CASH     SURRENDER    DEATH     CASH    SURRENDER    DEATH
 YEAR      PER YEAR       VALUE      VALUE     BENEFIT    VALUE     VALUE     BENEFIT
--------------------------------------------------------------------------------------
  1          14,807        13,867    13,867     263,760   12,391   12,391      262,380
  2          30,355        29,135    29,135     278,905   26,031   26,031      275,911
  3          46,680        45,992    45,992     295,623   41,049   41,049      290,808
  4          63,821        64,629    64,629     314,105   57,588   57,588      307,215
  5          81,819        85,254    85,254     334,556   75,802   75,802      325,282
  6         100,717       108,077   108,077     357,187   95,863   95,863      345,182
  7         120,560       133,347   133,347     382,243  117,949  117,949      367,091
  8         126,588       147,257   147,257     396,037  128,542  128,542      377,607
  9         132,917       162,632   162,632     411,284  140,088  140,088      389,070
 10         139,563       179,623   179,623     428,134  152,664  152,664      401,556
 11         146,541       198,575   198,575     446,915  166,366  166,366      415,160
 12         153,868       219,512   219,512     467,678  181,295  181,295      429,982
 13         161,561       242,640   242,640     490,614  197,574  197,574      446,142
 14         169,639       268,194   268,194     515,956  215,331  215,331      463,770
 15         178,121       296,420   296,420     552,797  234,704  234,704      483,002
 16         187,027       327,625   327,625     595,620  255,836  255,836      503,980
 17         196,378       362,024   362,024     641,900  278,876  278,876      526,854
 18         206,197       399,968   399,968     691,997  303,982  303,982      551,780
 19         216,507       441,798   441,798     746,264  331,319  331,319      578,922
 20         227,332       487,899   487,899     805,083  361,073  361,073      608,465

 25         290,140       800,356   800,356   1,184,699  553,189  553,189      819,783
 30         370,300     1,311,348  1,311,348  1,766,369  836,612  836,612    1,128,495
--------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end sales loads.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           15

--------------------------------------------------------------------------------

                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE



                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.74% NET)



                             CURRENT CHARGES*           GUARANTEED CHARGES**
           PREMIUMS     -------------------------------------------------------
END OF   ACCUMULATED               CASH                        CASH
POLICY  AT 5% INTEREST   CASH    SURRENDER   DEATH    CASH   SURRENDER   DEATH
 YEAR      PER YEAR      VALUE     VALUE    BENEFIT  VALUE     VALUE    BENEFIT
-------------------------------------------------------------------------------
  1           6,300       5,152    5,152    250,000   3,980     3,980   250,000
  2          12,915      10,155   10,155    250,000   7,845     7,845   250,000
  3          19,861      15,045   15,045    250,000  11,592    11,592   250,000
  4          27,154      19,842   19,842    250,000  15,221    15,221   250,000
  5          34,812      24,562   24,562    250,000  18,722    18,722   250,000
  6          42,853      29,201   29,201    250,000  22,094    22,094   250,000
  7          51,296      33,769   33,769    250,000  25,319    25,319   250,000
  8          60,161      38,386   38,386    250,000  28,506    28,506   250,000
  9          69,469      42,926   42,926    250,000  31,521    31,521   250,000
 10          79,242      47,384   47,384    250,000  34,347    34,347   250,000
 11          89,504      51,793   51,793    250,000  36,975    36,975   250,000
 12         100,279      56,099   56,099    250,000  39,393    39,393   250,000
 13         111,593      60,298   60,298    250,000  41,599    41,599   250,000
 14         123,473      64,391   64,391    250,000  43,580    43,580   250,000
 15         135,947      68,379   68,379    250,000  45,325    45,325   250,000
 16         149,044      72,100   72,100    250,000  46,810    46,810   250,000
 17         162,796      75,692   75,692    250,000  48,007    48,007   250,000
 18         177,236      79,169   79,169    250,000  48,878    48,878   250,000
 19         192,398      82,518   82,518    250,000  49,378    49,378   250,000
 20         208,318      85,730   85,730    250,000  49,463    49,463   250,000

 25         300,684     100,017  100,017    250,000  42,019    42,019   250,000
 30         418,569     111,031  111,031    250,000  12,733    12,733   250,000
-------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end sales loads.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

16                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE



                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00% (5.26% NET)



                             CURRENT CHARGES*           GUARANTEED CHARGES**
           PREMIUMS     --------------------------------------------------------
END OF   ACCUMULATED               CASH                         CASH
POLICY  AT 5% INTEREST   CASH    SURRENDER   DEATH    CASH    SURRENDER   DEATH
 YEAR      PER YEAR      VALUE     VALUE    BENEFIT   VALUE     VALUE    BENEFIT
--------------------------------------------------------------------------------
  1           6,300       5,469    5,469    250,000    4,255    4,255    250,000
  2          12,915      11,109   11,109    250,000    8,648    8,648    250,000
  3          19,861      16,967   16,967    250,000   13,180   13,180    250,000
  4          27,154      23,072   23,072    250,000   17,859   17,859    250,000
  5          34,812      29,452   29,452    250,000   22,685   22,685    250,000
  6          42,853      36,118   36,118    250,000   27,664   27,664    250,000
  7          51,296      43,094   43,094    250,000   32,790   32,790    250,000
  8          60,161      50,523   50,523    250,000   38,188   38,188    250,000
  9          69,469      58,296   58,296    250,000   43,735   43,735    250,000
 10          79,242      66,426   66,426    250,000   49,429   49,429    250,000
 11          89,504      74,992   74,992    250,000   55,274   55,274    250,000
 12         100,279      83,947   83,947    250,000   61,275   61,275    250,000
 13         111,593      93,310   93,310    250,000   67,447   67,447    250,000
 14         123,473     103,110  103,110    250,000   73,800   73,800    250,000
 15         135,947     113,376  113,376    250,000   80,346   80,346    250,000
 16         149,044     124,124  124,124    250,000   87,090   87,090    250,000
 17         162,796     135,413  135,413    250,000   94,041   94,041    250,000
 18         177,236     147,270  147,270    255,976  101,202  101,202    250,000
 19         192,398     159,629  159,629    270,886  108,580  108,580    250,000
 20         208,318     172,508  172,508    285,974  116,189  116,189    250,000

 25         300,684     245,763  245,763    365,466  158,927  158,927    250,000
 30         418,569     336,440  336,440    455,278  210,683  210,683    285,504
--------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end sales loads.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           17

--------------------------------------------------------------------------------

                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE



                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS



  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00% (11.26% NET)



                               CURRENT CHARGES*             GUARANTEED CHARGES**
           PREMIUMS     ------------------------------------------------------------
END OF   ACCUMULATED                 CASH                           CASH
POLICY  AT 5% INTEREST    CASH     SURRENDER    DEATH     CASH    SURRENDER   DEATH
 YEAR      PER YEAR       VALUE      VALUE     BENEFIT    VALUE     VALUE    BENEFIT
------------------------------------------------------------------------------------
  1           6,300         5,786     5,786     250,000    4,532    4,532    250,000
  2          12,915        12,102    12,102     250,000    9,485    9,485    250,000
  3          19,861        19,046    19,046     250,000   14,903   14,903    250,000
  4          27,154        26,707    26,707     250,000   20,840   20,840    250,000
  5          34,812        35,179    35,179     250,000   27,350   27,350    250,000
  6          42,853        44,550    44,550     250,000   34,496   34,496    250,000
  7          51,296        54,930    54,930     250,000   42,342   42,342    250,000
  8          60,161        66,567    66,567     250,000   51,097   51,097    250,000
  9          69,469        79,462    79,462     250,000   60,728   60,728    250,000
 10          79,242        93,754    93,754     250,000   71,336   71,336    250,000
 11          89,504       109,697   109,697     250,000   83,044   83,044    250,000
 12         100,279       127,384   127,384     257,035   95,995   95,995    250,000
 13         111,593       146,923   146,923     288,663  110,360  110,360    250,000
 14         123,473       168,495   168,495     322,465  126,336  126,336    250,000
 15         135,947       192,308   192,308     358,637  143,981  143,981    268,740
 16         149,044       218,633   218,633     397,473  163,218  163,218    296,992
 17         162,796       247,668   247,668     439,137  184,173  184,173    326,849
 18         177,236       279,705   279,705     483,927  206,977  206,977    358,429
 19         192,398       315,038   315,038     532,145  231,765  231,765    391,858
 20         208,318       353,990   353,990     584,119  258,681  258,681    427,268

 25         300,684       618,095   618,095     914,914  431,448  431,448    639,373
 30         418,569     1,050,119  1,050,119  1,414,497  687,054  687,054    926,758
------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end sales loads.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

18                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE



                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.74% NET)



                             CURRENT CHARGES*          GUARANTEED CHARGES**
           PREMIUMS     ------------------------------------------------------
END OF   ACCUMULATED              CASH                        CASH
POLICY  AT 5% INTEREST   CASH   SURRENDER   DEATH    CASH   SURRENDER   DEATH
 YEAR      PER YEAR     VALUE     VALUE    BENEFIT  VALUE     VALUE    BENEFIT
------------------------------------------------------------------------------
  1           6,300      5,149     5,149   255,165   3,959     3,959   254,057
  2          12,915     10,142    10,142   260,171   7,783     7,783   257,893
  3          19,861     15,014    15,014   265,053  11,466    11,466   261,587
  4          27,154     19,784    19,784   269,831  15,005    15,005   265,138
  5          34,812     24,466    24,466   274,520  18,388    18,388   268,534
  6          42,853     29,055    29,055   279,117  21,610    21,610   271,769
  7          51,296     33,562    33,562   283,631  24,650    24,650   274,824
  8          60,161     38,105    38,105   288,181  27,611    27,611   277,802
  9          69,469     42,555    42,555   292,639  30,352    30,352   280,561
 10          79,242     46,904    46,904   296,996  32,852    32,852   283,081
 11          89,504     51,177    51,177   301,276  35,097    35,097   285,348
 12         100,279     55,317    55,317   305,426  37,071    37,071   287,344
 13         111,593     59,314    59,314   309,435  38,765    38,765   289,061
 14         123,473     63,163    63,163   313,296  40,165    40,165   290,485
 15         135,947     66,864    66,864   317,010  41,254    41,254   291,600
 16         149,044     70,136    70,136   320,317  42,002    42,002   292,377
 17         162,796     73,206    73,206   323,404  42,375    42,375   292,781
 18         177,236     76,088    76,088   326,302  42,329    42,329   292,769
 19         192,398     78,758    78,758   328,990  41,811    41,811   292,291
 20         208,318     81,197    81,197   331,448  40,773    40,773   291,296

 25         300,684     90,147    90,147   340,491  26,384    26,384   277,172
 30         418,569     92,693    92,693   343,152       0         0         0
------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end sales loads.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           19

--------------------------------------------------------------------------------

                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE



                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00% (5.26% NET)



                             CURRENT CHARGES*           GUARANTEED CHARGES**
           PREMIUMS     --------------------------------------------------------
END OF   ACCUMULATED               CASH                         CASH
POLICY  AT 5% INTEREST   CASH    SURRENDER   DEATH    CASH    SURRENDER   DEATH
 YEAR      PER YEAR      VALUE     VALUE    BENEFIT   VALUE     VALUE    BENEFIT
--------------------------------------------------------------------------------
  1           6,300       5,466    5,466    255,455    4,234    4,234    254,311
  2          12,915      11,096   11,096    261,071    8,579    8,579    258,647
  3          19,861      16,932   16,932    266,890   13,035   13,035    263,094
  4          27,154      23,003   23,003    272,941   17,600   17,600    267,650
  5          34,812      29,333   29,333    279,249   22,269   22,269    272,309
  6          42,853      35,931   35,931    285,824   27,037   27,037    277,069
  7          51,296      42,818   42,818    292,686   31,887   31,887    281,912
  8          60,161      50,133   50,133    299,975   36,930   36,930    286,949
  9          69,469      57,760   57,760    307,576   42,026   42,026    292,041
 10          79,242      65,707   65,707    315,495   47,154   47,154    297,166
 11          89,504      74,033   74,033    323,789   52,297   52,297    302,308
 12         100,279      82,682   82,682    332,411   57,437   57,437    307,448
 13         111,593      91,658   91,658    341,359   62,562   62,562    312,574
 14         123,473     100,971  100,971    350,643   67,654   67,654    317,669
 15         135,947     110,636  110,636    360,277   72,690   72,690    322,709
 16         149,044     120,450  120,450    370,079   77,633   77,633    327,660
 17         162,796     130,591  130,591    380,192   82,439   82,439    332,478
 18         177,236     141,089  141,089    390,659   87,051   87,051    337,107
 19         192,398     151,933  151,933    401,474   91,403   91,403    341,481
 20         208,318     163,121  163,121    412,633   95,426   95,426    345,532

 25         300,684     225,060  225,060    474,399  108,267  108,267    358,600
 30         418,569     297,746  297,746    546,894   99,059   99,059    349,906
--------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end sales loads.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

20                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE



                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS



  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00% (11.26% NET)



                               CURRENT CHARGES*             GUARANTEED CHARGES**
           PREMIUMS     ------------------------------------------------------------
END OF   ACCUMULATED                 CASH                           CASH
POLICY  AT 5% INTEREST    CASH     SURRENDER    DEATH     CASH    SURRENDER   DEATH
 YEAR      PER YEAR       VALUE      VALUE     BENEFIT    VALUE     VALUE    BENEFIT
------------------------------------------------------------------------------------
  1           6,300         5,783     5,783     255,744    4,509    4,509    254,565
  2          12,915        12,087    12,087     262,003    9,409    9,409    259,431
  3          19,861        19,006    19,006     268,869   14,737   14,737    264,722
  4          27,154        26,625    26,625     276,426   20,533   20,533    270,476
  5          34,812        35,033    35,033     284,766   26,834   26,834    276,734
  6          42,853        44,312    44,312     293,968   33,688   33,688    283,539
  7          51,296        54,565    54,565     304,136   41,131   41,131    290,931
  8          60,161        66,029    66,029     315,505   49,341   49,341    299,084
  9          69,469        78,694    78,694     328,065   58,245   58,245    307,927
 10          79,242        92,679    92,679     341,935   67,891   67,891    317,509
 11          89,504       108,208   108,208     357,329   78,344   78,344    327,892
 12         100,279       125,346   125,346     374,326   89,671   89,671    339,142
 13         111,593       144,257   144,257     393,082  101,956  101,956    351,343
 14         123,473       165,131   165,131     413,784  115,283  115,283    364,580
 15         135,947       188,180   188,180     436,643  129,746  129,746    378,943
 16         149,044       213,552   213,552     461,811  145,431  145,431    394,522
 17         162,796       241,568   241,568     489,596  162,433  162,433    411,409
 18         177,236       272,537   272,537     520,307  180,843  180,843    429,695
 19         192,398       306,759   306,759     554,244  200,754  200,754    449,476
 20         208,318       344,576   344,576     591,747  222,274  222,274    470,855

 25         300,684       602,385   602,385     891,659  358,929  358,929    606,616
 30         418,569     1,024,370  1,024,370  1,379,813  558,858  558,858    805,305
------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end sales loads.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To Hartford Life and Annuity Insurance Company
ICMG Registered Variable Life Separate Account One
FutureVantage and to the Owners of Units of Interest therein:

We have audited the accompanying statements of assets and liabilities of Hartford Life and Annuity Insurance Company ICMG Registered Variable Life Separate Account One FutureVantage (Alger American Growth Investment, Alger American Small Capitalization Investment, Hartford Bond Investment, Hartford Capital Appreciation Investment, Mercury HW International Value VIP Investment, Merrill Lynch American Balanced Investment, Merrill Lynch Basic Value Focus Investment, Merrill Lynch Developing Capital Markets Focus Investment, Merrill Lynch Domestic Money Market Investment, Merrill Lynch Global Bond Focus Investment, Merrill Lynch Global Allocation Focus Investment, Merrill Lynch Utilities and Telecommunications Focus Investment, Merrill Lynch Government Bond Investment, Merrill Lynch Index 500 Fund Investment, Merrill Lynch International Equity Focus Investment, Merrill Lynch Core Bond Focus Investment, Merrill Lynch High Current Income Investment, Merrill Lynch Large Cap Core Focus Investment, Merrill Lynch Small Cap Value Focus Investment, Merrill Lynch Natural Resources Focus Investment, Merrill Lynch Capital Focus Investment, Merrill Lynch Global Growth Focus Investment, Merrill Lynch Large Cap Growth Focus Investment, Neuberger Berman AMT Partners Investment and Neuberger Berman AMT Balanced Investment) (collectively, the Account), as of December 31, 2001, and the related statements of operations for the year then ended and the statements of changes in net assets for the periods presented in the three years then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2001, and the results of their operations for the year then ended and the changes in their net assets for the periods presented in the three years then ended in conformity with accounting principles generally accepted in the United States.

Hartford, Connecticut
February 22, 2002                                            ARTHUR ANDERSEN LLP

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
FUTUREVANTAGE

Statements of Assets & Liabilities
--------------------------------------------------------------------------------

December 31, 2001                                             Alger        Alger            Hartford       Merrill Lynch
                                                              American     American         Capital        Basic Value
                                                              Growth       Small            Appreciation   Focus
                                                              Investment   Capitalization   Investment     Investment
                                                              Division     Investment       Division       Division
                                                                           Division
------------------------------------------------------------------------------------------------------------------------
ASSETS:
INVESTMENTS IN THE ALGER AMERICAN FUND:
------------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN GROWTH PORTFOLIO
 Shares 577
 Cost $25,592
 .......................................................................................................................
   Market Value                                                $21,209        $    --         $     --        $    --
------------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
 Shares 3,046
 Cost $137,051
 .......................................................................................................................
   Market Value                                                     --         50,407               --             --
------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN THE HARTFORD HLS MUTUAL FUNDS:
------------------------------------------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND, INC. - CLASS IA
 Shares 30,136
 Cost $173,695
 .......................................................................................................................
   Market Value                                                     --             --          119,783             --
------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN MERRILL LYNCH VARIABLE SERIES FUNDS, INC.:
------------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH BASIC VALUE FOCUS FUND
 Shares 3,407
 Cost $47,459
 .......................................................................................................................
   Market Value                                                     --             --               --         45,892
 .......................................................................................................................
MERRILL LYNCH DOMESTIC MONEY MARKET FUND
 Shares 6,171
 Cost $6,171
 .......................................................................................................................
   Market Value                                                     --             --               --             --
------------------------------------------------------------------------------------------------------------------------
Receivable from Hartford Life and Annuity Insurance Company         --             14               23             --
 .......................................................................................................................
Receivable for Fund shares sold                                     --             --               --             --
 .......................................................................................................................
TOTAL ASSETS                                                    21,209         50,421          119,806         45,892
 .......................................................................................................................
LIABILITIES:
Payable to Hartford Life and Annuity Insurance Company               1             --               23             23
 .......................................................................................................................
Payable for Fund shares purchased                                   --              1               --             --
 .......................................................................................................................
TOTAL LIABILITIES                                                    1              1               23             23
------------------------------------------------------------------------------------------------------------------------
NET ASSETS (VARIABLE LIFE CONTRACT LIABILITIES)                $21,208        $50,420         $119,783        $45,869
------------------------------------------------------------------------------------------------------------------------
VARIABLE LIFE INSURANCE POLICIES:
Units owned by participants                                      1,530          6,108            7,503          3,132
Unit price                                                     $ 13.86        $  8.26         $  15.97        $ 14.65
------------------------------------------------------------------------------------------------------------------------

December 31, 2001                                             Merrill
                                                              Lynch
                                                              Domestic
                                                              Money Market
                                                              Investment
                                                              Division
---------------------------------------------------------------------------------------
ASSETS:
INVESTMENTS IN THE ALGER AMERICAN FUND:
----------------------------------------------------------------------------------------------------
ALGER AMERICAN GROWTH PORTFOLIO
 Shares 577
 Cost $25,592
 ...........................................................
   Market Value                                                 $    --
-----------------------------------------------------------------------------------------------------------------
ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
 Shares 3,046
 Cost $137,051
 ...........................................................
   Market Value                                                      --
------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN THE HARTFORD HLS MUTUAL FUNDS:
------------------------------------------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND, INC. - CLASS IA
 Shares 30,136
 Cost $173,695
 ...........................................................
   Market Value                                                      --
------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN MERRILL LYNCH VARIABLE SERIES FUNDS, INC.:
------------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH BASIC VALUE FOCUS FUND
 Shares 3,407
 Cost $47,459
 ...........................................................
   Market Value                                                      --
 ...........................................................
MERRILL LYNCH DOMESTIC MONEY MARKET FUND
 Shares 6,171
 Cost $6,171
 ...........................................................
   Market Value                                                   6,171
------------------------------------------------------------------------------------------------------------------------
Receivable from Hartford Life and Annuity Insurance Company          --
 ...........................................................
Receivable for Fund shares sold                                      --
 ...........................................................
TOTAL ASSETS                                                      6,171
 ...........................................................
LIABILITIES:
Payable to Hartford Life and Annuity Insurance Company              102
 ...........................................................
Payable for Fund shares purchased                                    --
 ...........................................................
TOTAL LIABILITIES                                                   102
------------------------------------------------------------------------------------------------------------------------
NET ASSETS (VARIABLE LIFE CONTRACT LIABILITIES)                 $ 6,069
------------------------------------------------------------------------------------------------------------------------
VARIABLE LIFE INSURANCE POLICIES:
Units owned by participants                                         515
Unit price                                                      $ 11.79
------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
FUTUREVANTAGE

Statements of Assets & Liabilities (continued)
--------------------------------------------------------------------------------

December 31, 2001                                             Merrill Lynch        Merrill Lynch   Merrill Lynch   Neuberger
                                                              Utilities and        Index 500       Large Cap       Berman AMT
                                                              Telecommunications   Fund            Core Focus      Partners
                                                              Focus                Investment      Investment      Investment
                                                              Investment           Division        Division*       Division
                                                              Division
-----------------------------------------------------------------------------------------------------------------------------
ASSETS:
INVESTMENTS IN MERRILL LYNCH VARIABLE SERIES FUNDS, INC.:
-----------------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH UTILITIES AND TELECOMMUNICATIONS FOCUS FUND
 Shares 324
 Cost $3,855
 ............................................................................................................................
   Market Value                                                     $2,674            $    --         $    --       $    --
-----------------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH INDEX 500 FUND
 Shares 1,450
 Cost $21,073
 ............................................................................................................................
   Market Value                                                         --             21,139              --            --
-----------------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH LARGE CAP CORE FOCUS FUND
 Shares 711
 Cost $22,979
 ............................................................................................................................
   Market Value                                                         --                 --          16,734            --
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
-----------------------------------------------------------------------------------------------------------------------------
PARTNERS PORTFOLIO
 Shares 935
 Cost $17,456
 ............................................................................................................................
   Market Value                                                         --                 --              --        14,120
-----------------------------------------------------------------------------------------------------------------------------
BALANCED PORTFOLIO
 Shares 104
 Cost $1,584
 ............................................................................................................................
   Market Value                                                         --                 --              --            --
-----------------------------------------------------------------------------------------------------------------------------
Receivable from Hartford Life and Annuity Insurance Company             --                  3               6             2
 ............................................................................................................................
Receivable for fund shares sold                                         --                 --              --            --
 ............................................................................................................................
TOTAL ASSETS                                                         2,674             21,142          16,740        14,122
 ............................................................................................................................
LIABILITIES:
Payable to Hartford Life and Annuity Insurance Company                   1                 --              --            --
 ............................................................................................................................
Payable for fund shares purchased                                       --                 --              --            --
 ............................................................................................................................
TOTAL LIABILITIES                                                        1                 --              --            --
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS (VARIABLE LIFE CONTRACT LIABILITIES)                     $2,673            $21,142         $16,740       $14,122
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE LIFE INSURANCE POLICIES:
Units owned by participants                                            238              1,831           1,370         1,343
Unit price                                                          $11.22            $ 11.55         $ 12.22       $ 10.52
-----------------------------------------------------------------------------------------------------------------------------

December 31, 2001                                             Neuberger
                                                              Berman AMT
                                                              Balanced
                                                              Investment
                                                              Division

-----------------------------------------------------------------------------------------------------------------------------
ASSETS:
INVESTMENTS IN MERRILL LYNCH VARIABLE SERIES FUNDS, INC.:
-----------------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH UTILITIES AND TELECOMMUNICATIONS FOCUS FUND
 Shares 324
 Cost $3,855
 ...........................................................
   Market Value                                                 $   --
-----------------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH INDEX 500 FUND
 Shares 1,450
 Cost $21,073
 ...........................................................
   Market Value                                                     --
-----------------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH LARGE CAP CORE FOCUS FUND
 Shares 711
 Cost $22,979
 ...........................................................
   Market Value                                                     --
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
-----------------------------------------------------------------------------------------------------------------------------
PARTNERS PORTFOLIO
 Shares 935
 Cost $17,456
 ...........................................................
   Market Value                                                     --
-----------------------------------------------------------------------------------------------------------------------------
BALANCED PORTFOLIO
 Shares 104
 Cost $1,584
 ...........................................................
   Market Value                                                  1,005
-----------------------------------------------------------------------------------------------------------------------------
Receivable from Hartford Life and Annuity Insurance Company         --
 ...........................................................
Receivable for fund shares sold                                     --
 ...........................................................
TOTAL ASSETS                                                     1,005
 ...........................................................
LIABILITIES:
Payable to Hartford Life and Annuity Insurance Company              --
 ...........................................................
Payable for fund shares purchased                                   --
 ...........................................................
TOTAL LIABILITIES                                                   --
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS (VARIABLE LIFE CONTRACT LIABILITIES)                 $1,005
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE LIFE INSURANCE POLICIES:
Units owned by participants                                         84
Unit price                                                      $12.01
-----------------------------------------------------------------------------------------------------------------------------

* Formerly Merrill Lynch Quality Equity Investment Division. Change effective on May 1, 2001.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
FUTUREVANTAGE

Statements of Operations
--------------------------------------------------------------------------------

For the Period Ended                                          Alger        Alger            Hartford     Hartford
December 31, 2001                                             American     American         Bond         Capital
                                                              Growth       Small            Investment   Appreciation
                                                              Investment   Capitalization   Division     Investment
                                                              Division     Investment                    Division
                                                                           Division
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                                     $    37        $     27        $  --        $    778
 ....................................................................................................................
EXPENSES:
 Mortality and expense risk undertakings                          (119)           (345)         (11)           (764)
 ....................................................................................................................
 Net investment income (loss)                                      (82)           (318)         (11)             14
 ....................................................................................................................
CAPITAL GAINS INCOME                                             1,991              --           --          32,912
 ....................................................................................................................
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security transactions              (2,386)         (3,223)         700             248
 ....................................................................................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                            (2,122)        (16,048)        (494)        (41,763)
 ....................................................................................................................
 Net gain (loss) on investments                                 (4,508)        (19,271)         206         (41,515)
---------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS                                                     $(2,599)       $(19,589)       $ 195        $ (8,589)
---------------------------------------------------------------------------------------------------------------------

For the Period Ended                                          Mercury HW
December 31, 2001                                             International
                                                              Value VIP
                                                              Investment
                                                              Division

-------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                                         $    --
 ...........................................................
EXPENSES:
 Mortality and expense risk undertakings                               (17)
 ...........................................................
 Net investment income (loss)                                          (17)
 ...........................................................
CAPITAL GAINS INCOME                                                    --
 ...........................................................
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security transactions                     382
 ...........................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                                (1,088)
 ...........................................................
 Net gain (loss) on investments                                       (706)
-------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS                                                         $  (723)
---------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
FUTUREVANTAGE

Statements of Operations (continued)
--------------------------------------------------------------------------------

For the Period Ended                                          Merrill Lynch   Merrill Lynch   Merrill Lynch        Merrill
December 31, 2001                                             American        Basic Value     Developing Capital   Lynch
                                                              Balanced        Focus           Markets Focus        Domestic
                                                              Investment      Investment      Investment           Money Market
                                                              Division        Division        Division             Investment
                                                                                                                   Division
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                                       $    --         $  397            $    --             $328
 ..............................................................................................................................
EXPENSES:
 Mortality and expense risk undertakings                             (11)          (241)                (9)             (51)
 ..............................................................................................................................
 Net investment income (loss)                                        (11)           156                 (9)             277
 ..............................................................................................................................
CAPITAL GAINS INCOME                                                  --          1,894                 --               --
 ..............................................................................................................................
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security transactions                (2,599)           152             (1,169)              --
 ..............................................................................................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                               2,013           (693)             1,597               --
 ..............................................................................................................................
 Net gain (loss) on investments                                     (586)          (541)               428               --
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS                                                       $  (597)        $1,509            $   419             $277
-------------------------------------------------------------------------------------------------------------------------------

For the Period Ended                                          Merrill Lynch
December 31, 2001                                             Global Bond
                                                              Focus
                                                              Investment
                                                              Division

-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                                       $    66
 ...........................................................
EXPENSES:
 Mortality and expense risk undertakings                             (10)
 ...........................................................
 Net investment income (loss)                                         56
 ...........................................................
CAPITAL GAINS INCOME                                                  --
 ...........................................................
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security transactions                (1,521)
 ...........................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                               1,287
 ...........................................................
 Net gain (loss) on investments                                     (234)
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS                                                       $  (178)
-------------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
FUTUREVANTAGE

Statements of Operations (continued)
--------------------------------------------------------------------------------

For the Period Ended                                          Merrill Lynch       Merrill Lynch        Merrill Lynch
December 31, 2001                                             Global Allocation   Utilities and        Government
                                                              Focus               Telecommunications   Bond
                                                              Investment          Focus                Investment
                                                              Division*           Investment           Division
                                                                                  Division
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                                         $    --             $    70             $112
 ...................................................................................................................
EXPENSES:
 Mortality and expense risk undertakings                               (11)                (24)             (11)
 ...................................................................................................................
 Net investment income (loss)                                          (11)                 46              101
 ...................................................................................................................
CAPITAL GAINS INCOME                                                    --                  80               --
 ...................................................................................................................
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security transactions                  (2,339)             (3,747)             (53)
 ...................................................................................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                                 1,746               3,025               53
 ...................................................................................................................
 Net gain (loss) on investments                                       (593)               (722)              --
--------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS                                                         $  (604)            $  (596)            $101
--------------------------------------------------------------------------------------------------------------------

For the Period Ended                                          Merrill Lynch   Merrill
December 31, 2001                                             Index 500       Lynch
                                                              Fund            International
                                                              Investment      Equity Focus
                                                              Division        Investment
                                                                              Division
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                                       $   190         $  --
 ...........................................................
EXPENSES:
 Mortality and expense risk undertakings                            (124)          (11)
 ...........................................................
 Net investment income (loss)                                         66           (11)
 ...........................................................
CAPITAL GAINS INCOME                                                  --            --
 ...........................................................
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security transactions                  (939)         (350)
 ...........................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                              (2,263)         (395)
 ...........................................................
 Net gain (loss) on investments                                   (3,202)         (745)
--------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS                                                       $(3,136)        $(756)
--------------------------------------------------------------------------------------------------------------------

* Formerly Merrill Lynch Global Strategy Focus Investment Division. Change effective on May 1, 2001.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
FUTUREVANTAGE

Statements of Operations (continued)
--------------------------------------------------------------------------------

For the Period Ended                                          Merrill Lynch      Merrill Lynch   Merrill Lynch   Merrill Lynch
December 31, 2001                                             Core Bond          High Current    Large Cap       Small Cap
                                                              Focus Investment   Income          Core Focus      Value Focus
                                                              Division**         Investment      Investment      Investment
                                                                                 Division        Division***     Division
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                                         $ 125            $   177         $   125          $ --
 .............................................................................................................................
EXPENSES:
 Mortality and expense risk undertakings                             (11)                (9)            (96)          (14)
 .............................................................................................................................
 Net investment income (loss)                                        114                168              29           (14)
 .............................................................................................................................
CAPITAL GAINS INCOME                                                  --                 --               1             3
 .............................................................................................................................
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security transactions                  (506)            (2,970)         (2,259)           57
 .............................................................................................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                                 515              3,486             247           544
 .............................................................................................................................
 Net gain (loss) on investments                                        9                516          (2,012)          601
------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS                                                         $ 123            $   684         $(1,982)         $590
------------------------------------------------------------------------------------------------------------------------------

For the Period Ended                                          Merrill Lynch
December 31, 2001                                             Natural
                                                              Resources Focus
                                                              Investment
                                                              Division
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                                        $    --
 ...........................................................
EXPENSES:
 Mortality and expense risk undertakings                              (13)
 ...........................................................
 Net investment income (loss)                                         (13)
 ...........................................................
CAPITAL GAINS INCOME                                                   --
 ...........................................................
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security transactions                  4,458
 ...........................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                               (4,576)
 ...........................................................
 Net gain (loss) on investments                                      (118)
------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS                                                        $  (131)
------------------------------------------------------------------------------------------------------------------------------

 ** Formerly Merrill Lynch Prime Bond Investment Division. Change effective on May 1, 2001.
*** Formerly Merrill Lynch Quality Equity Investment Division. Change effective on May 1, 2001.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
FUTUREVANTAGE

Statements of Operations (continued)
--------------------------------------------------------------------------------

For the Period Ended                                          Merrill Lynch   Merrill Lynch   Merrill Lynch   Neuberger
December 31, 2001                                             Balanced        Global          Large Cap       Berman AMT
                                                              Capital         Growth          Growth          Partners
                                                              Focus           Focus           Focus           Investment
                                                              Investment      Investment      Investment      Division
                                                              Division        Division        Division^
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                                        $  --          $    --         $     2        $  36
 .......................................................................................................................
EXPENSES:
 Mortality and expense risk undertakings                            (16)             (16)            (15)         (73)
 .......................................................................................................................
 Net investment income (loss)                                       (16)             (16)            (13)         (37)
 .......................................................................................................................
CAPITAL GAINS INCOME                                                 --               --              --          342
 .......................................................................................................................
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security transactions                 (929)          (1,271)         (1,319)        (388)
 .......................................................................................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                                237             (193)            179         (400)
 .......................................................................................................................
 Net gain (loss) on investments                                    (692)          (1,464)         (1,140)        (788)
------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS                                                        $(708)         $(1,480)        $(1,153)       $(483)
------------------------------------------------------------------------------------------------------------------------

For the Period Ended                                          Neuberger
December 31, 2001                                             Berman AMT
                                                              Balanced
                                                              Investment
                                                              Division

------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                                     $    19
 ...........................................................
EXPENSES:
 Mortality and expense risk undertakings                           (20)
 ...........................................................
 Net investment income (loss)                                       (1)
 ...........................................................
CAPITAL GAINS INCOME                                               361
 ...........................................................
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security transactions              (1,855)
 ...........................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                                76
 ...........................................................
 Net gain (loss) on investments                                 (1,779)
------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS                                                     $(1,419)
------------------------------------------------------------------------------------------------------------------------

^ Formerly Mercury V.I. U.S. Large Cap Investment Division. Change effective on May 1, 2001.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
FUTUREVANTAGE

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

For the Period Ended                                          Alger        Alger American   Hartford     Hartford
December 31, 2001                                             American     Small            Bond         Capital
                                                              Growth       Capitalization   Investment   Appreciation
                                                              Investment   Investment       Division     Investment
                                                              Division     Division                      Division
---------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                                  $    (82)      $   (318)      $    (11)     $     14
 ....................................................................................................................
 Capital gains income                                             1,991             --             --        32,912
 ....................................................................................................................
 Net realized gain (loss) on security transactions               (2,386)        (3,223)           700           248
 ....................................................................................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                             (2,122)       (16,048)          (494)      (41,763)
 ....................................................................................................................
 Net increase (decrease) in net assets resulting from
   operations                                                    (2,599)       (19,589)           195        (8,589)
 ....................................................................................................................
UNIT TRANSACTIONS:
 Purchases                                                        6,455         10,011             --        17,452
 ....................................................................................................................
 Net transfers                                                       --             --             --            --
 ....................................................................................................................
 Surrenders                                                     (10,000)       (10,000)       (10,000)      (10,000)
 ....................................................................................................................
 Cost of insurance and other fees                                  (267)          (931)            --        (2,043)
 ....................................................................................................................
 Other activity                                                  (5,378)           (22)        (1,694)       (7,229)
 ....................................................................................................................
 Net increase (decrease) in net assets resulting from unit
   transactions                                                  (9,190)          (942)       (11,694)       (1,820)
 ....................................................................................................................
 Net increase (decrease) in net assets                          (11,789)       (20,531)       (11,499)      (10,409)
 ....................................................................................................................
NET ASSETS:
 Beginning of period                                             32,997         70,951         11,499       130,192
---------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                 $ 21,208       $ 50,420       $     --      $119,783
---------------------------------------------------------------------------------------------------------------------

For the Period Ended                                          Mercury HW
December 31, 2001                                             International VIP
                                                              Investment
                                                              Division

-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                                     $    (17)
 ...........................................................
 Capital gains income                                                   --
 ...........................................................
 Net realized gain (loss) on security transactions                     382
 ...........................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                                (1,088)
 ...........................................................
 Net increase (decrease) in net assets resulting from
   operations                                                         (723)
 ...........................................................
UNIT TRANSACTIONS:
 Purchases                                                              --
 ...........................................................
 Net transfers                                                          --
 ...........................................................
 Surrenders                                                        (10,000)
 ...........................................................
 Cost of insurance and other fees                                       --
 ...........................................................
 Other activity                                                       (463)
 ...........................................................
 Net increase (decrease) in net assets resulting from unit
   transactions                                                    (10,463)
 ...........................................................
 Net increase (decrease) in net assets                             (11,186)
 ...........................................................
NET ASSETS:
 Beginning of period                                                11,186
---------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                    $     --
---------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
FUTUREVANTAGE

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

For the Period Ended                                          Merrill Lynch   Merrill Lynch   Merrill Lynch        Merrill
December 31, 2001                                             American        Basic Value     Developing Capital   Lynch
                                                              Balanced        Focus           Markets Focus        Domestic
                                                              Investment      Investment      Investment           Money Market
                                                              Division        Division        Division             Investment
                                                                                                                   Division
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                                   $    (11)       $    156           $     (9)         $    277
 ..............................................................................................................................
 Capital gains income                                                 --           1,894                 --                --
 ..............................................................................................................................
 Net realized gain (loss) on security transactions                (2,599)            152             (1,169)               --
 ..............................................................................................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                               2,013            (693)             1,597                --
 ..............................................................................................................................
 Net increase (decrease) in net assets resulting from
   operations                                                       (597)          1,509                419               277
 ..............................................................................................................................
UNIT TRANSACTIONS:
 Purchases                                                            --          11,027                 --                --
 ..............................................................................................................................
 Net transfers                                                        --              --                 --                --
 ..............................................................................................................................
 Surrenders                                                      (10,000)        (10,000)           (10,000)          (10,000)
 ..............................................................................................................................
 Cost of insurance and other fees                                     --            (523)                --               (74)
 ..............................................................................................................................
 Other activity                                                   (1,164)         (4,344)             1,011            (1,507)
 ..............................................................................................................................
 Net increase (decrease) in net assets resulting from unit
   transactions                                                  (11,164)         (3,840)            (8,989)          (11,581)
 ..............................................................................................................................
 Net increase (decrease) in net assets                           (11,761)         (2,331)            (8,570)          (11,304)
 ..............................................................................................................................
NET ASSETS:
 Beginning of period                                              11,761          48,200              8,570            17,373
-------------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                  $     --        $ 45,869           $     --          $  6,069
-------------------------------------------------------------------------------------------------------------------------------

For the Period Ended                                          Merrill Lynch
December 31, 2001                                             Global Bond
                                                              Focus
                                                              Investment
                                                              Division

-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                                   $     56
 ...........................................................
 Capital gains income                                                 --
 ...........................................................
 Net realized gain (loss) on security transactions                (1,521)
 ...........................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                               1,287
 ...........................................................
 Net increase (decrease) in net assets resulting from
   operations                                                       (178)
 ...........................................................
UNIT TRANSACTIONS:
 Purchases                                                            --
 ...........................................................
 Net transfers                                                        --
 ...........................................................
 Surrenders                                                      (10,000)
 ...........................................................
 Cost of insurance and other fees                                     --
 ...........................................................
 Other activity                                                      110
 ...........................................................
 Net increase (decrease) in net assets resulting from unit
   transactions                                                   (9,890)
 ...........................................................
 Net increase (decrease) in net assets                           (10,068)
 ...........................................................
NET ASSETS:
 Beginning of period                                              10,068
-------------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                  $     --
-------------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
FUTUREVANTAGE

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

For the Period Ended                                          Merrill Lynch       Merrill Lynch        Merrill Lynch
December 31, 2001                                             Global Allocation   Utilities and        Government
                                                              Focus               Telecommunications   Bond
                                                              Investment          Focus                Investment
                                                              Division*           Investment           Division
                                                                                  Division
--------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                                     $    (11)            $     46          $    101
 ...................................................................................................................
 Capital gains income                                                   --                   80                --
 ...................................................................................................................
 Net realized gain (loss) on security transactions                  (2,339)              (3,747)              (53)
 ...................................................................................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                                 1,746                3,025                53
 ...................................................................................................................
 Net increase (decrease) in net assets resulting from
   operations                                                         (604)                (596)              101
 ...................................................................................................................
UNIT TRANSACTIONS:
 Purchases                                                              --                  986                --
 ...................................................................................................................
 Net transfers                                                          --                   --                --
 ...................................................................................................................
 Surrenders                                                        (10,000)             (10,000)          (10,000)
 ...................................................................................................................
 Cost of insurance and other fees                                       --                  (22)               --
 ...................................................................................................................
 Other activity                                                       (908)              (2,798)           (1,639)
 ...................................................................................................................
 Net increase (decrease) in net assets resulting from unit
   transactions                                                    (10,908)             (11,834)          (11,639)
 ...................................................................................................................
 Net increase (decrease) in net assets                             (11,512)             (12,430)          (11,538)
 ...................................................................................................................
NET ASSETS:
 Beginning of period                                                11,512               15,103            11,538
--------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                    $     --             $  2,673          $     --
--------------------------------------------------------------------------------------------------------------------

For the Period Ended                                          Merrill Lynch   Merrill
December 31, 2001                                             Index 500       Lynch
                                                              Fund            International
                                                              Investment      Equity Focus
                                                              Division        Investment
                                                                              Division
--------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                                   $     66        $    (11)
 ...........................................................
 Capital gains income                                                 --              --
 ...........................................................
 Net realized gain (loss) on security transactions                  (939)           (350)
 ...........................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                              (2,263)           (395)
 ...........................................................
 Net increase (decrease) in net assets resulting from
   operations                                                     (3,136)           (756)
 ...........................................................
UNIT TRANSACTIONS:
 Purchases                                                         5,200              --
 ...........................................................
 Net transfers                                                        --              --
 ...........................................................
 Surrenders                                                      (10,000)        (10,000)
 ...........................................................
 Cost of insurance and other fees                                   (280)             --
 ...........................................................
 Other activity                                                   (2,512)           (732)
 ...........................................................
 Net increase (decrease) in net assets resulting from unit
   transactions                                                   (7,592)        (10,732)
 ...........................................................
 Net increase (decrease) in net assets                           (10,728)        (11,488)
 ...........................................................
NET ASSETS:
 Beginning of period                                              31,870          11,488
--------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                  $ 21,142        $     --
--------------------------------------------------------------------------------------------------------------------

* Formerly Merrill Lynch Global Strategy Focus Investment Division. Change effective on May 1, 2001.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
FUTUREVANTAGE

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

For the Period Ended                                          Merrill Lynch   Merrill Lynch   Merrill Lynch   Merrill
December 31, 2001                                             Core Bond       High Current    Large Cap       Lynch
                                                              Investment      Income          Core Focus      Small Cap
                                                              Division**      Division        Investment      Value Focus
                                                                                              Division***     Investment
                                                                                                              Division
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                                   $    114        $    168        $     29       $    (14)
 ........................................................................................................................
 Capital gains income                                                 --              --               1              3
 ........................................................................................................................
 Net realized gain (loss) on security transactions                  (506)         (2,970)         (2,259)            57
 ........................................................................................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                                 515           3,486             247            544
 ........................................................................................................................
 Net increase (decrease) in net assets resulting from
   operations                                                        123             684          (1,982)           590
 ........................................................................................................................
UNIT TRANSACTIONS:
 Purchases                                                            --              --           4,214             --
 ........................................................................................................................
 Net transfers                                                        --              --              --             --
 ........................................................................................................................
 Surrenders                                                      (10,000)        (10,000)        (10,000)       (10,000)
 ........................................................................................................................
 Cost of insurance and other fees                                     --              --            (206)            --
 ........................................................................................................................
 Other activity                                                   (1,366)            109          (2,365)        (4,256)
 ........................................................................................................................
 Net increase (decrease) in net assets resulting from unit
   transactions                                                  (11,366)         (9,891)         (8,357)       (14,256)
 ........................................................................................................................
 Net increase (decrease) in net assets                           (11,243)         (9,207)        (10,339)       (13,666)
 ........................................................................................................................
NET ASSETS:
 Beginning of period                                              11,243           9,207          27,079         13,666
-------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                  $     --        $     --        $ 16,740       $     --
-------------------------------------------------------------------------------------------------------------------------

For the Period Ended                                          Merrill Lynch
December 31, 2001                                             Natural
                                                              Resources Focus
                                                              Investment
                                                              Division

-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                                    $    (13)
 ...........................................................
 Capital gains income                                                  --
 ...........................................................
 Net realized gain (loss) on security transactions                  4,458
 ...........................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                               (4,576)
 ...........................................................
 Net increase (decrease) in net assets resulting from
   operations                                                        (131)
 ...........................................................
UNIT TRANSACTIONS:
 Purchases                                                             --
 ...........................................................
 Net transfers                                                         --
 ...........................................................
 Surrenders                                                       (10,000)
 ...........................................................
 Cost of insurance and other fees                                      --
 ...........................................................
 Other activity                                                    (4,454)
 ...........................................................
 Net increase (decrease) in net assets resulting from unit
   transactions                                                   (14,454)
 ...........................................................
 Net increase (decrease) in net assets                            (14,585)
 ...........................................................
NET ASSETS:
 Beginning of period                                               14,585
-------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                   $     --
-------------------------------------------------------------------------------------------------------------------------

** Formerly Merrill Lynch Prime Bond Investment Division. Change effective on May 1, 2001.
*** Formerly Merrill Lynch Quality Equity Investment Division. Change effective on May 1, 2001.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
FUTUREVANTAGE

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

For the Period Ended                                          Merrill Lynch   Merrill Lynch   Merrill      Neuberger    Neuberger
December 31, 2001                                             Balanced        Global          Lynch        Berman AMT   Berman AMT
                                                              Capital         Growth          Large Cap    Partners     Balanced
                                                              Focus           Focus           Growth       Investment   Investment
                                                              Investment      Investment      Focus        Division     Division
                                                              Division        Division        Investment
                                                                                              Division^
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                                   $    (16)       $    (16)      $    (13)    $    (37)    $     (1)
 .................................................................................................................................
 Capital gains income                                                 --              --             --          342          361
 .................................................................................................................................
 Net realized gain (loss) on security transactions                  (929)         (1,271)        (1,319)        (388)      (1,855)
 .................................................................................................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                                 237            (193)           179         (400)          76
 .................................................................................................................................
 Net increase (decrease) in net assets resulting from
   operations                                                       (708)         (1,480)        (1,153)        (483)      (1,419)
 .................................................................................................................................
UNIT TRANSACTIONS:
 Purchases                                                            --              --             --        4,841           --
 .................................................................................................................................
 Net transfers                                                        --              --             --           --           --
 .................................................................................................................................
 Surrenders                                                      (10,000)        (10,000)       (10,000)     (10,000)     (10,000)
 .................................................................................................................................
 Cost of insurance and other fees                                     --              --             --         (156)         (13)
 .................................................................................................................................
 Other activity                                                      505             427          1,195         (719)      (2,692)
 .................................................................................................................................
 Net increase (decrease) in net assets resulting from unit
   transactions                                                   (9,495)         (9,573)        (8,805)      (6,034)     (12,705)
 .................................................................................................................................
 Net increase (decrease) in net assets                           (10,203)        (11,053)        (9,958)      (6,517)     (14,124)
 .................................................................................................................................
NET ASSETS:
 Beginning of period                                              10,203          11,053          9,958       20,639       15,129
----------------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                  $     --        $     --       $     --     $ 14,122     $  1,005
----------------------------------------------------------------------------------------------------------------------------------

^ Formerly Mercury V.I. U.S. Large Cap Investment Division. Change effective on May 1, 2001.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
FUTUREVANTAGE

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

For the Period Ended                                          Alger        Alger American   Hartford     Hartford
December 31, 2000                                             American     Small            Bond         Capital
                                                              Growth       Capitalization   Investment   Appreciation
                                                              Investment   Investment       Division     Investment
                                                              Division     Division                      Division
---------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment (loss) income                                  $  (192)       $  (472)       $   (21)      $    148
 ....................................................................................................................
 Capital gains income                                            3,874         33,329             --         16,544
 ....................................................................................................................
 Net realized gain (loss) on security transactions                  49             32              2              9
 ....................................................................................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                            (8,306)       (74,253)         1,184        (16,792)
 ....................................................................................................................
 Net increase (decrease) in net assets resulting from
   operations                                                   (4,575)       (41,364)         1,165            (91)
 ....................................................................................................................
UNIT TRANSACTIONS:
 Purchases                                                      12,434          1,381             --         12,986
 ....................................................................................................................
 Net transfers                                                      --         92,425             --         92,425
 ....................................................................................................................
 Surrenders                                                         --             --             --             --
 ....................................................................................................................
 Cost of insurance and other fees                                 (361)          (990)            --         (1,647)
 ....................................................................................................................
 Other activity                                                     25          2,531             (1)         3,696
 ....................................................................................................................
 Net increase (decrease) in net assets resulting from unit
   transactions                                                 12,098         95,347             (1)       107,460
 ....................................................................................................................
 Net increase in net assets                                      7,523         53,983          1,164        107,369
 ....................................................................................................................
NET ASSETS:
 Beginning of period                                            25,474         16,968         10,335         22,823
---------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                 $32,997        $70,951        $11,499       $130,192
---------------------------------------------------------------------------------------------------------------------

For the Period Ended                                          Mercury HW
December 31, 2000                                             International VIP
                                                              Investment
                                                              Division*

-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment (loss) income                                      $    37
 ...........................................................
 Capital gains income                                                   51
 ...........................................................
 Net realized gain (loss) on security transactions                      --
 ...........................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                                   157
 ...........................................................
 Net increase (decrease) in net assets resulting from
   operations                                                          245
 ...........................................................
UNIT TRANSACTIONS:
 Purchases                                                              --
 ...........................................................
 Net transfers                                                          --
 ...........................................................
 Surrenders                                                             --
 ...........................................................
 Cost of insurance and other fees                                       --
 ...........................................................
 Other activity                                                         (4)
 ...........................................................
 Net increase (decrease) in net assets resulting from unit
   transactions                                                         (4)
 ...........................................................
 Net increase in net assets                                            241
 ...........................................................
NET ASSETS:
 Beginning of period                                                10,945
---------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                     $11,186
---------------------------------------------------------------------------------------------------------------------

* Formerly Hotchkis and Wiley International VIP Investment Division. Change effective on October 5, 2000.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
FUTUREVANTAGE

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

For the Period Ended                                          Merrill Lynch   Merrill Lynch   Merrill Lynch        Merrill
December 31, 2000                                             American        Basic Value     Developing Capital   Lynch
                                                              Balanced        Focus           Markets Focus        Domestic
                                                              Investment      Investment      Investment           Money Market
                                                              Division        Division        Division             Investment
                                                                                                                   Division
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                                    $   239        $    425           $    11           $   603
 ..............................................................................................................................
 Capital gains income                                              1,400           4,493                --                --
 ..............................................................................................................................
 Net realized gain (loss) on security transactions                    --          (3,791)               --                --
 ..............................................................................................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                              (1,921)            726            (3,581)               --
 ..............................................................................................................................
 Net increase (decrease) in net assets resulting from
   operations                                                       (282)          1,853            (3,570)              603
 ..............................................................................................................................
UNIT TRANSACTIONS:
 Purchases                                                            --          40,687                --             5,939
 ..............................................................................................................................
 Net transfers                                                        --         (43,162)               --                --
 ..............................................................................................................................
 Surrenders                                                           --              --                --                --
 ..............................................................................................................................
 Cost of insurance and other fees                                     --            (604)               --                (4)
 ..............................................................................................................................
 Other activity                                                        2          (1,874)               43                (5)
 ..............................................................................................................................
 Net increase (decrease) in net assets resulting from unit
   transactions                                                        2          (4,953)               43             5,930
 ..............................................................................................................................
 Net increase (decrease) in net assets                              (280)         (3,100)           (3,527)            6,533
 ..............................................................................................................................
NET ASSETS:
 Beginning of period                                              12,041          51,300            12,097            10,840
-------------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                   $11,761        $ 48,200           $ 8,570           $17,373
-------------------------------------------------------------------------------------------------------------------------------

For the Period Ended                                          Merrill Lynch
December 31, 2000                                             Global Bond
                                                              Focus
                                                              Investment
                                                              Division

-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                                    $   373
 ...........................................................
 Capital gains income                                                 --
 ...........................................................
 Net realized gain (loss) on security transactions                    --
 ...........................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                                (399)
 ...........................................................
 Net increase (decrease) in net assets resulting from
   operations                                                        (26)
 ...........................................................
UNIT TRANSACTIONS:
 Purchases                                                            --
 ...........................................................
 Net transfers                                                        --
 ...........................................................
 Surrenders                                                           --
 ...........................................................
 Cost of insurance and other fees                                     --
 ...........................................................
 Other activity                                                       (3)
 ...........................................................
 Net increase (decrease) in net assets resulting from unit
   transactions                                                       (3)
 ...........................................................
 Net increase (decrease) in net assets                               (29)
 ...........................................................
NET ASSETS:
 Beginning of period                                              10,097
-------------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                   $10,068
-------------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
FUTUREVANTAGE

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

For the Period Ended                                          Merrill Lynch     Merrill Lynch        Merrill Lynch   Merrill Lynch
December 31, 2000                                             Global Strategy   Utilities and        Government      Index 500
                                                              Focus             Telecommunications   Bond            Fund
                                                              Investment        Focus                Investment      Investment
                                                              Division          Investment           Division        Division
                                                                                Division
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                                     $   192            $   364            $   577        $     47
 .................................................................................................................................
 Capital gains income                                               1,507              5,186                 --             105
 .................................................................................................................................
 Net realized gain (loss) on security transactions                     --                 --                 --           1,281
 .................................................................................................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                               (3,023)            (6,018)               560          (4,548)
 .................................................................................................................................
 Net increase (decrease) in net assets resulting from
   operations                                                      (1,324)              (468)             1,137          (3,115)
 .................................................................................................................................
UNIT TRANSACTIONS:
 Purchases                                                             --              1,381                 --          31,175
 .................................................................................................................................
 Net transfers                                                         --                 --                 --         (45,955)
 .................................................................................................................................
 Surrenders                                                            --                 --                 --              --
 .................................................................................................................................
 Cost of insurance and other fees                                      --                (21)                --            (461)
 .................................................................................................................................
 Other activity                                                        16                 10                (14)         (1,939)
 .................................................................................................................................
 Net increase (decrease) in net assets resulting from unit
   transactions                                                        16              1,370                (14)        (17,180)
 .................................................................................................................................
 Net increase (decrease) in net assets                             (1,308)               902              1,123         (20,295)
 .................................................................................................................................
NET ASSETS:
 Beginning of period                                               12,820             14,201             10,415          52,165
----------------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                    $11,512            $15,103            $11,538        $ 31,870
----------------------------------------------------------------------------------------------------------------------------------

For the Period Ended                                          Merrill
December 31, 2000                                             Lynch
                                                              International
                                                              Equity Focus
                                                              Investment
                                                              Division
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                                   $    33
 ...........................................................
 Capital gains income                                               608
 ...........................................................
 Net realized gain (loss) on security transactions                   --
 ...........................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                             (3,150)
 ...........................................................
 Net increase (decrease) in net assets resulting from
   operations                                                    (2,509)
 ...........................................................
UNIT TRANSACTIONS:
 Purchases                                                           --
 ...........................................................
 Net transfers                                                       --
 ...........................................................
 Surrenders                                                          --
 ...........................................................
 Cost of insurance and other fees                                    --
 ...........................................................
 Other activity                                                      25
 ...........................................................
 Net increase (decrease) in net assets resulting from unit
   transactions                                                      25
 ...........................................................
 Net increase (decrease) in net assets                           (2,484)
 ...........................................................
NET ASSETS:
 Beginning of period                                             13,972
----------------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                  $11,488
----------------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
FUTUREVANTAGE

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

For the Period Ended                                          Merrill Lynch   Merrill Lynch   Merrill Lynch   Merrill
December 31, 2000                                             Prime Bond      High Current    Quality         Lynch
                                                              Investment      Income          Equity          Small Cap
                                                              Division        Division        Investment      Value Focus
                                                                                              Division        Investment
                                                                                                              Division
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                                    $   618         $  921         $    231        $   (46)
 ........................................................................................................................
 Capital gains income                                                 --             --            7,648          3,162
 ........................................................................................................................
 Net realized gain (loss) on security transactions                    --             --            2,612             --
 ........................................................................................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                                 352         (1,696)         (10,242)        (1,420)
 ........................................................................................................................
 Net increase (decrease) in net assets resulting from
   operations                                                        970           (775)             249          1,696
 ........................................................................................................................
UNIT TRANSACTIONS:
 Purchases                                                            --             --           28,772             --
 ........................................................................................................................
 Net transfers                                                        --             --          (51,623)            --
 ........................................................................................................................
 Surrenders                                                           --             --               --             --
 ........................................................................................................................
 Cost of insurance and other fees                                     --             --             (346)            --
 ........................................................................................................................
 Other activity                                                      (13)             9           (1,425)           (18)
 ........................................................................................................................
 Net increase (decrease) in net assets resulting from unit
   transactions                                                      (13)             9          (24,622)           (18)
 ........................................................................................................................
 Net increase (decrease) in net assets                               957           (766)         (24,373)         1,678
 ........................................................................................................................
NET ASSETS:
 Beginning of period                                              10,286          9,973           51,452         11,988
-------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                   $11,243         $9,207         $ 27,079        $13,666
-------------------------------------------------------------------------------------------------------------------------

For the Period Ended                                          Merrill Lynch
December 31, 2000                                             Natural
                                                              Resources Focus
                                                              Investment
                                                              Division

-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                                     $   (30)
 ...........................................................
 Capital gains income                                                  --
 ...........................................................
 Net realized gain (loss) on security transactions                     --
 ...........................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                                4,114
 ...........................................................
 Net increase (decrease) in net assets resulting from
   operations                                                       4,084
 ...........................................................
UNIT TRANSACTIONS:
 Purchases                                                             --
 ...........................................................
 Net transfers                                                         --
 ...........................................................
 Surrenders                                                            --
 ...........................................................
 Cost of insurance and other fees                                      --
 ...........................................................
 Other activity                                                       (48)
 ...........................................................
 Net increase (decrease) in net assets resulting from unit
   transactions                                                       (48)
 ...........................................................
 Net increase (decrease) in net assets                              4,036
 ...........................................................
NET ASSETS:
 Beginning of period                                               10,549
-------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                    $14,585
-------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
FUTUREVANTAGE

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

For the Period Ended                                          Merrill Lynch   Merrill Lynch   Mercury V.I.     Neuberger
December 31, 2000                                             Balanced        Global          U.S. Large Cap   Berman AMT
                                                              Capital         Growth          Investment       Partners
                                                              Focus           Focus           Division         Investment
                                                              Investment      Investment                       Division
                                                              Division        Division
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                                   $    134         $   (41)        $   (70)       $    19
 ........................................................................................................................
 Capital gains income                                                299             746             153          2,557
 ........................................................................................................................
 Net realized gain (loss) on security transactions                  (870)             --              --             19
 ........................................................................................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                                 301          (2,760)         (2,065)        (2,439)
 ........................................................................................................................
 Net increase (decrease) in net assets resulting from
   operations                                                       (136)         (2,055)         (1,982)           156
 ........................................................................................................................
UNIT TRANSACTIONS:
 Purchases                                                        18,050              --              --          6,778
 ........................................................................................................................
 Net transfers                                                   (44,109)             --              --             --
 ........................................................................................................................
 Surrenders                                                           --              --              --             --
 ........................................................................................................................
 Cost of insurance and other fees                                   (110)             --              --           (170)
 ........................................................................................................................
 Other activity                                                   (1,308)             19              15             13
 ........................................................................................................................
 Net increase (decrease) in net assets resulting from unit
   transactions                                                  (27,477)             19              15          6,621
 ........................................................................................................................
 Net increase (decrease) in net assets                           (27,613)         (2,036)         (1,967)         6,777
 ........................................................................................................................
NET ASSETS:
 Beginning of period                                              37,816          13,089          11,925         13,862
 ........................................................................................................................
 END OF PERIOD                                                  $ 10,203         $11,053         $ 9,958        $20,639
-------------------------------------------------------------------------------------------------------------------------

For the Period Ended                                          Neuberger
December 31, 2000                                             Berman AMT
                                                              Balanced
                                                              Investment
                                                              Division

-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                                  $   172
 ...........................................................
 Capital gains income                                            2,238
 ...........................................................
 Net realized gain (loss) on security transactions                  (5)
 ...........................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                            (3,239)
 ...........................................................
 Net increase (decrease) in net assets resulting from
   operations                                                     (834)
 ...........................................................
UNIT TRANSACTIONS:
 Purchases                                                         475
 ...........................................................
 Net transfers                                                      --
 ...........................................................
 Surrenders                                                         --
 ...........................................................
 Cost of insurance and other fees                                  (28)
 ...........................................................
 Other activity                                                      1
 ...........................................................
 Net increase (decrease) in net assets resulting from unit
   transactions                                                    448
 ...........................................................
 Net increase (decrease) in net assets                            (386)
 ...........................................................
NET ASSETS:
 Beginning of period                                            15,515
 ...........................................................
 END OF PERIOD                                                 $15,129
-------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
FUTUREVANTAGE

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

For the Period Ended                                          Alger        Alger American   Hartford     Hartford
December 31, 1999                                             American     Small            Bond         Capital
                                                              Growth       Capitalization   Investment   Appreciation
                                                              Investment   Investment       Division     Investment
                                                              Division     Division                      Division
---------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                                  $   (85)       $   (81)       $   500       $   (15)
 ....................................................................................................................
 Capital gains income                                            1,422          1,474             72           750
 ....................................................................................................................
 Net realized gain (loss) on security transactions                  11              4             --             9
 ....................................................................................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                             3,694          3,535           (853)        4,042
 ....................................................................................................................
 Net increase (decrease) in net assets resulting from
   operations                                                    5,042          4,932           (281)        4,786
 ....................................................................................................................
UNIT TRANSACTIONS:
 Purchases                                                       6,347            592             --         6,838
 ....................................................................................................................
 Cost of insurance and other fees                                   --             --             --            --
 ....................................................................................................................
 Other activity                                                     22              6             --           (41)
 ....................................................................................................................
 Net increase (decrease) in net assets resulting from unit
   transactions                                                  6,369            598             --         6,797
 ....................................................................................................................
 Net increase (decrease) in net assets                          11,411          5,530           (281)       11,583
 ....................................................................................................................
NET ASSETS:
 Beginning of period                                            14,063         11,438         10,616        11,240
---------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                 $25,474        $16,968        $10,335       $22,823
---------------------------------------------------------------------------------------------------------------------

For the Period Ended                                          Hotchkis and
December 31, 1999                                             Wiley
                                                              International VIP
                                                              Investment
                                                              Division*
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                                      $    16
 ...........................................................
 Capital gains income                                                   --
 ...........................................................
 Net realized gain (loss) on security transactions                      --
 ...........................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                                   932
 ...........................................................
 Net increase (decrease) in net assets resulting from
   operations                                                          948
 ...........................................................
UNIT TRANSACTIONS:
 Purchases                                                          10,000
 ...........................................................
 Cost of insurance and other fees                                       --
 ...........................................................
 Other activity                                                         (3)
 ...........................................................
 Net increase (decrease) in net assets resulting from unit
   transactions                                                      9,997
 ...........................................................
 Net increase (decrease) in net assets                              10,945
 ...........................................................
NET ASSETS:
 Beginning of period                                                    --
---------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                     $10,945
---------------------------------------------------------------------------------------------------------------------

* From inception, May 11, 1999 to December 31, 1999.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
FUTUREVANTAGE

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

For the Period Ended                                          Merrill Lynch   Merrill Lynch   Merrill Lynch        Merrill
December 31, 1999                                             American        Basic Value     Developing Capital   Lynch
                                                              Balanced        Focus           Markets Focus        Domestic
                                                              Investment      Investment      Investment           Money Market
                                                              Division        Division        Division             Investment
                                                                                                                   Division
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                                    $   532         $   762           $   180           $   436
 ..............................................................................................................................
 Capital gains income                                              1,658           5,331                --                --
 ..............................................................................................................................
 Net realized gain (loss) on security transactions                    --              --                --                --
 ..............................................................................................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                              (1,290)         (2,159)            4,586                --
 ..............................................................................................................................
 Net increase (decrease) in net assets resulting from
   operations                                                        900           3,934             4,766               436
 ..............................................................................................................................
UNIT TRANSACTIONS:
 Purchases                                                            --          36,447                --                --
 ..............................................................................................................................
 Cost of insurance and other fees                                     --              --                --                --
 ..............................................................................................................................
 Other activity                                                       (5)            420               (25)               (1)
 ..............................................................................................................................
 Net increase (decrease) in net assets resulting from unit
   transactions                                                       (5)         36,867               (25)               (1)
 ..............................................................................................................................
 Net increase (decrease) in net assets                               895          40,801             4,741               435
 ..............................................................................................................................
NET ASSETS:
 Beginning of period                                              11,146          10,499             7,356            10,405
-------------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                   $12,041         $51,300           $12,097           $10,840
-------------------------------------------------------------------------------------------------------------------------------

For the Period Ended                                          Merrill Lynch
December 31, 1999                                             Global Bond
                                                              Focus
                                                              Investment
                                                              Division

-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                                    $   538
 ...........................................................
 Capital gains income                                                 --
 ...........................................................
 Net realized gain (loss) on security transactions                    --
 ...........................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                              (1,512)
 ...........................................................
 Net increase (decrease) in net assets resulting from
   operations                                                       (974)
 ...........................................................
UNIT TRANSACTIONS:
 Purchases                                                            --
 ...........................................................
 Cost of insurance and other fees                                     --
 ...........................................................
 Other activity                                                        3
 ...........................................................
 Net increase (decrease) in net assets resulting from unit
   transactions                                                        3
 ...........................................................
 Net increase (decrease) in net assets                              (971)
 ...........................................................
NET ASSETS:
 Beginning of period                                              11,068
-------------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                   $10,097
-------------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
FUTUREVANTAGE

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

For the Period Ended                                          Merrill Lynch   Merrill Lynch        Merrill Lynch   Merrill Lynch
December 31, 1999                                             Global          Global Utilities     Government      Index 500
                                                              Strategy        and                  Bond            Fund
                                                              Focus           Telecommunications   Investment      Investment
                                                              Investment      Focus                Division        Division
                                                              Division        Investment
                                                                              Division
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                                    $   210           $   196            $   594         $   579
 ...............................................................................................................................
 Capital gains income                                              1,378             1,458                 --             606
 ...............................................................................................................................
 Net realized gain (loss) on security transactions                    --                --                 --              --
 ...............................................................................................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                                 614              (160)              (854)          4,521
 ...............................................................................................................................
 Net increase (decrease) in net assets resulting from
   operations                                                      2,202             1,494               (260)          5,706
 ...............................................................................................................................
UNIT TRANSACTIONS:
 Purchases                                                            --               592                 --          33,643
 ...............................................................................................................................
 Cost of insurance and other fees                                     --                --                 --              --
 ...............................................................................................................................
 Other activity                                                      (14)              (10)                --             522
 ...............................................................................................................................
 Net increase (decrease) in net assets resulting from unit
   transactions                                                      (14)              582                 --          34,165
 ...............................................................................................................................
 Net increase (decrease) in net assets                             2,188             2,076               (260)         39,871
 ...............................................................................................................................
NET ASSETS:
 Beginning of period                                              10,632            12,125             10,675          12,294
 ...............................................................................................................................
 END OF PERIOD                                                   $12,820           $14,201            $10,415         $52,165
--------------------------------------------------------------------------------------------------------------------------------

For the Period Ended                                          Merrill Lynch
December 31, 1999                                             International
                                                              Equity Focus
                                                              Investment
                                                              Division

--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                                    $   470
 ...........................................................
 Capital gains income                                                 --
 ...........................................................
 Net realized gain (loss) on security transactions                    --
 ...........................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                               3,305
 ...........................................................
 Net increase (decrease) in net assets resulting from
   operations                                                      3,775
 ...........................................................
UNIT TRANSACTIONS:
 Purchases                                                            --
 ...........................................................
 Cost of insurance and other fees                                     --
 ...........................................................
 Other activity                                                      (21)
 ...........................................................
 Net increase (decrease) in net assets resulting from unit
   transactions                                                      (21)
 ...........................................................
 Net increase (decrease) in net assets                             3,754
 ...........................................................
NET ASSETS:
 Beginning of period                                              10,218
 ...........................................................
 END OF PERIOD                                                   $13,972
--------------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
FUTUREVANTAGE

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

For the Period Ended                                          Merrill Lynch   Merrill Lynch   Merrill Lynch   Merrill Lynch
December 31, 1999                                             Prime Bond      High Current    Quality         Small Cap
                                                              Investment      Income          Equity          Value Focus
                                                              Division        Investment      Investment      Investment
                                                                              Division        Division        Division
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                                    $   672         $1,015          $   271         $   (17)
 ..........................................................................................................................
 Capital gains income                                                 --             --            6,922           1,198
 ..........................................................................................................................
 Net realized gain (loss) on security transactions                    --             --               --              --
 ..........................................................................................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                                (989)          (514)           2,330           1,830
 ..........................................................................................................................
 Net increase (decrease) in net assets resulting from
   operations                                                       (317)           501            9,523           3,011
 ..........................................................................................................................
UNIT TRANSACTIONS:
 Purchases                                                            --             --           30,577              --
 ..........................................................................................................................
 Cost of insurance and other fees                                     --             --               --              --
 ..........................................................................................................................
 Other activity                                                       --             (2)              (8)            (17)
 ..........................................................................................................................
 Net increase (decrease) in net assets resulting from unit
   transactions                                                       --             (2)          30,569             (17)
 ..........................................................................................................................
 Net increase (decrease) in net assets                              (317)           499           40,092           2,994
NET ASSETS:
 Beginning of period                                              10,603          9,474           11,360           8,994
---------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                   $10,286         $9,973          $51,452         $11,988
---------------------------------------------------------------------------------------------------------------------------

For the Period Ended                                          Merrill Lynch
December 31, 1999                                             Natural
                                                              Resources
                                                              Focus
                                                              Investment
                                                              Division
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                                    $   140
 ...........................................................
 Capital gains income                                                 --
 ...........................................................
 Net realized gain (loss) on security transactions                    --
 ...........................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                               2,039
 ...........................................................
 Net increase (decrease) in net assets resulting from
   operations                                                      2,179
 ...........................................................
UNIT TRANSACTIONS:
 Purchases                                                            --
 ...........................................................
 Cost of insurance and other fees                                     --
 ...........................................................
 Other activity                                                       (6)
 ...........................................................
 Net increase (decrease) in net assets resulting from unit
   transactions                                                       (6)
 ...........................................................
 Net increase (decrease) in net assets                             2,173
NET ASSETS:
 Beginning of period                                               8,376
---------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                   $10,549
---------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
FUTUREVANTAGE

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

For the Period Ended                                          Merrill Lynch   Merrill Lynch   Mercury V.I.   Neuberger
December 31, 1999                                             Balanced        Global Growth   U.S. Large     Berman AMT
                                                              Capital Focus   Focus           Cap            Partners
                                                              Investment      Investment      Investment     Investment
                                                              Division        Division        Division       Division
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                                    $   922         $    39        $    (9)       $    53
 ........................................................................................................................
 Capital gains income                                                 --              81             27            215
 ........................................................................................................................
 Net realized gain (loss) on security transactions                    --              --             --              4
 ........................................................................................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                                (536)          2,981          1,913            474
 ........................................................................................................................
 Net increase (decrease) in net assets resulting from
   operations                                                        386           3,101          1,931            746
 ........................................................................................................................
UNIT TRANSACTIONS:
 Purchases                                                        37,000          10,000         10,000          2,905
 ........................................................................................................................
 Cost of insurance and other fees                                     --              --             --             --
 ........................................................................................................................
 Other activity                                                      430             (12)            (6)             5
 ........................................................................................................................
 Net increase (decrease) in net assets resulting from unit
   transactions                                                   37,430           9,988          9,994          2,910
 ........................................................................................................................
 Net increase (decrease) in net assets                            37,816          13,089         11,925          3,656
 ........................................................................................................................
NET ASSETS:
 Beginning of period                                                  --              --             --         10,206
-------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                   $37,816         $13,089        $11,925        $13,862
-------------------------------------------------------------------------------------------------------------------------

For the Period Ended                                          Neuberger
December 31, 1999                                             Berman AMT
                                                              Balanced
                                                              Investment
                                                              Division
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                                   $   108
 ...........................................................
 Capital gains income                                               271
 ...........................................................
 Net realized gain (loss) on security transactions                    3
 ...........................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                              3,310
 ...........................................................
 Net increase (decrease) in net assets resulting from
   operations                                                     3,692
 ...........................................................
UNIT TRANSACTIONS:
 Purchases                                                          713
 ...........................................................
 Cost of insurance and other fees                                    --
 ...........................................................
 Other activity                                                      27
 ...........................................................
 Net increase (decrease) in net assets resulting from unit
   transactions                                                     740
 ...........................................................
 Net increase (decrease) in net assets                            4,432
 ...........................................................
NET ASSETS:
 Beginning of period                                             11,083
-------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                  $15,515
-------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
FUTUREVANTAGE
Notes to Financial Statements
December 31, 2001

(1)  ORGANIZATION:

ICMG Registered Variable Life Separate Account One, FutureVantage (the Account), is a component of ICMG Registered Variable Life Separate Account One, a separate investment account within Hartford Life and Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. The Account consists of ten Divisions. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life insurance policyowners of the Company in various mutual funds (the Funds), as directed by the policyowners.

(2)  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

A) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares. Dividend income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

B) SECURITY VALUATION -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2001.

C) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

D) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

E) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

(3)  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES

A) COST OF INSURANCE -- In accordance with the terms of the policies, the Company assesses cost of insurance charges to cover the Company's anticipated mortality costs. Because a policy's account value and death benefit may vary from month to month, the cost of insurance charges may also vary. These charges are reflected as a component of unit transactions on the accompanying statements of changes in net assets.

B) MORTALITY AND EXPENSE RISK UNDERTAKINGS -- The Company, as issuer of variable life insurance policies, provides the mortality and expense undertakings and, with respect to the Account, receives an annual fee of up to 0.65% of the Account's average daily net assets. These charges are reflected as a component of operating expenses on the accompanying statements of operations.

C) ADMINISTRATIVE AND ISSUE CHARGES -- The Company assesses a monthly administrative charge to compensate the Company for administrative costs in connection with the policies. This charge covers the average expected cost for these expenses at a maximum of $10 per month. These charges are reflected as a component of cost of insurance and other fees on the accompanying statements of changes in net assets.

D) DEDUCTION OF OTHER FEES -- In accordance with the terms of the policies, the Company makes deductions for state premium taxes, generally between 0% and 4% of premiums paid, and other charges. In addition, there is a Deferred Acquisition Cost Tax charge equal to 1.25% of each premium paid. These charges are deducted through termination of units of interest from applicable policyowners' accounts and are reflected as a component of cost of insurance and other fees on the accompanying statements of changes in net assets.

(4)  FINANCIAL HIGHLIGHTS:

The following is a summary of units, unit fair value, contact owners' equity, expense ratios and total return showing the minimum and maximum contract charges for which a series of each subaccount had units issued or outstanding during the reporting period.

                                                                                                         INVESTMENT
                                                                   UNIT         CONTRACT      EXPENSE      INCOME        TOTAL
                                                      UNITS     FAIR VALUE   OWNERS' EQUITY    RATIO*      RATIO**     RETURN***
---------------------------------------------------------------------------------------------------------------------------------
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
 FUTURE VANTAGE
  INVESTMENTS IN THE ALGER AMERICAN FUND:
  Alger American Growth Portfolio
    2001 Lowest contract charges                      1,530     13.861719        21,208        0.64%        0.20%       (12.39)%
        Highest contract charges                         --            --            --          --           --            --
        Remaining contract charges                       --            --            --          --           --            --
---------------------------------------------------------------------------------------------------------------------------------
  Alger American Small Capitalization Portfolio
    2001 Lowest contract charges                      6,108      8.255340        50,420        0.64%        0.05%       (29.97)%
        Highest contract charges                         --            --            --          --           --            --
        Remaining contract charges                       --            --            --          --           --            --
---------------------------------------------------------------------------------------------------------------------------------
  INVESTMENTS IN THE HARTFORD HLS MUTUAL FUNDS:
  Hartford Capital Appreciation HLS Fund, Inc.
    2001 Lowest contract charges                      7,503     15.965530       119,783        0.64%        0.66%        (7.54)%
        Highest contract charges                         --            --            --          --           --            --
        Remaining contract charges                       --            --            --          --           --            --
---------------------------------------------------------------------------------------------------------------------------------
  INVESTMENTS IN MERRILL LYNCH VARIABLE
   SERIES FUNDS, INC.:
  Merrill Lynch Basic Value Focus Fund
    2001 Lowest contract charges                      3,132     14.646220        45,869        0.64%        1.06%         3.58 %
        Highest contract charges                         --            --            --          --           --            --
        Remaining contract charges                       --            --            --          --           --            --
---------------------------------------------------------------------------------------------------------------------------------
  Merrill Lynch Domestic Money Market Fund
    2001 Lowest contract charges                        515     11.792384         6,069        0.65%        4.20%         3.24 %
        Highest contract charges                         --            --            --          --           --            --
        Remaining contract charges                       --            --            --          --           --            --
---------------------------------------------------------------------------------------------------------------------------------
  Merrill Lynch Utilities and Telecommunications
   Focus Fund
    2001 Lowest contract charges                        238     11.223734         2,673        0.64%        1.88%       (14.41)%
        Highest contract charges                         --            --            --          --           --            --
        Remaining contract charges                       --            --            --          --           --            --
---------------------------------------------------------------------------------------------------------------------------------
  Merrill Lynch Index 500 Fund
    2001 Lowest contract charges                      1,831     11.549675        21,142        0.64%        0.99%       (12.85)%
        Highest contract charges                         --            --            --          --           --            --
        Remaining contract charges                       --            --            --          --           --            --
---------------------------------------------------------------------------------------------------------------------------------
  Merrill Lynch Large Cap Core Focus Fund
    2001 Lowest contract charges                      1,370     12.223064        16,740        0.64%        0.84%        (7.99)%
        Highest contract charges                         --            --            --          --           --            --
        Remaining contract charges                       --            --            --          --           --            --
---------------------------------------------------------------------------------------------------------------------------------
  INVESTMENTS IN NEUBERGER BERMAN ADVISERS
   MANAGEMENT TRUST:
  Partners Portfolio
    2001 Lowest contract charges                      1,343     10.515854        14,122        0.64%        0.32%        (3.46)%
        Highest contract charges                         --            --            --          --           --            --
        Remaining contract charges                       --            --            --          --           --            --
---------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio
    2001 Lowest contract charges                         84     12.005533         1,005        0.66%        0.63%       (13.92)%
        Highest contract charges                         --            --            --          --           --            --
        Remaining contract charges                       --            --            --          --           --            --
---------------------------------------------------------------------------------------------------------------------------------

 * This represent the annualized contract expenses of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

 ** These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
              ----------------------------------------------------

To the Board of Directors of
Hartford Life and Annuity Insurance Company:

We have audited the accompanying balance sheets of Hartford Life and Annuity Insurance Company (a Connecticut Corporation and wholly-owned subsidiary of Hartford Life Insurance Company) (the Company) as of December 31, 2001 and 2000, and the related statements of operations, changes in capital and surplus and cash flows for each of the three years in the period ended December 31, 2001. These financial statements and the schedules referred to below are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2, these financial statements were prepared using the accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, which practices differs from accounting principles generally accepted in the United States.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Hartford Life and Annuity Insurance Company as of December 31, 2001 and 2000, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2001. Furthermore, in our opinion, the supplemental data included in Note 2 reconciling income and capital and surplus as shown in the financial statements to income and stockholder's equity as determined in conformity with accounting principles generally accepted in the United States, present fairly, in all material respects, the information shown therein.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of Hartford Life and Annuity Insurance Company as of December 31, 2001 and 2000, and the results of its operations and the changes in its capital and surplus for each of the three years in the period ended December 31, 2001 in conformity with accounting practices prescribed or permitted by the Insurance Department in the State of Connecticut.

As explained in Note 2 to the financial statements, effective January 1, 2001, the Company changed its method of accounting to that prescribed in the codified National Association of Insurance Commissioners' Statements of Statutory Accounting Principles and related interpretations prescribed by the Insurance Department of the State of Connecticut.

Hartford, Connecticut
January 28, 2002

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 BALANCE SHEETS
                               (STATUTORY BASIS)
                (AMOUNTS IN THOUSANDS, UNLESS OTHERWISE STATED)

                                                         AS OF DECEMBER 31,
 ------------------------------------------------------------------------------
                                                         2001          2000
 ------------------------------------------------------------------------------
 ASSETS
   Bonds                                              $ 2,639,950   $ 1,181,509
   Common Stocks                                           16,753        38,064
   Mortgage Loans                                         180,043        34,639
   Real Estate                                             24,614            --
   Policy Loans                                           250,220        80,795
   Cash and Short-Term Investments                        421,764        65,526
   Other Invested Assets                                   39,622         1,150
 ------------------------------------------------------------------------------
                     TOTAL CASH AND INVESTED ASSETS     3,572,966     1,401,683
 ------------------------------------------------------------------------------
   Investment Income Due and Accrued                       48,172        21,605
   Federal Income Taxes Recoverable                       157,532        54,908
   Deferred Tax Asset                                      54,720            --
   Other Assets                                            98,497        71,125
   Separate Account Assets                             41,945,545    45,343,327
 ------------------------------------------------------------------------------
                                       TOTAL ASSETS   $45,877,432   $46,892,648
 ------------------------------------------------------------------------------
 LIABILITIES
   Aggregate Reserves for Life and Accident and
    Health Policies                                   $ 4,346,336   $ 2,188,746
   Liability for Deposit Type Contracts                    42,394        21,063
   Policy and Contract Claim Liabilities                   30,507        10,733
   Asset Valuation Reserve                                     --         2,743
   Payable to Affiliates                                   32,072        20,917
   Accrued Expense Allowances and Other Amounts Due
    From Separate Accounts                             (1,485,727)   (1,461,556)
   Remittances and Items Not Allocated                    139,993       120,810
   Other Liabilities                                      155,097       106,602
   Separate Account Liabilities                        41,945,545    45,343,327
 ------------------------------------------------------------------------------
                                  TOTAL LIABILITIES    45,206,217    46,353,385
 ------------------------------------------------------------------------------
 CAPITAL AND SURPLUS
   Common Stock -- 3,000 Shares Authorized, 2,000
    Shares Issued and Outstanding                           2,500         2,500
   Gross Paid-In and Contributed Surplus                  986,883       226,043
   Unassigned Funds                                      (318,168)      310,720
 ------------------------------------------------------------------------------
                          TOTAL CAPITAL AND SURPLUS       671,215       539,263
 ------------------------------------------------------------------------------
             TOTAL LIABILITIES, CAPITAL AND SURPLUS   $45,877,432   $46,892,648
 ------------------------------------------------------------------------------

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE STATUTORY BASIS FINANCIAL
                                  STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                (AMOUNTS IN THOUSANDS, UNLESS OTHERWISE STATED)

                                                        FOR THE YEARS ENDED DECEMBER 31,
 ------------------------------------------------------------------------------------------
                                                         2001          2000         1999
 ------------------------------------------------------------------------------------------
 REVENUES
   Premiums and Annuity Considerations                $12,741,782   $  772,847   $  621,789
   Considerations for Supplementary Contracts with
    Life Contingencies                                     33,695           31           --
   Annuity and Other Fund Deposits                             --    4,201,953    2,991,363
   Net Investment Income                                  188,799      107,937      122,322
   Commissions and Expense Allowances on
    Reinsurance Ceded                                      78,607      121,671      379,905
   Reserve Adjustment on Reinsurance Ceded                600,569    1,287,942    1,411,342
   Fee Income                                             817,436      827,674      647,565
   Other Revenues                                           6,435        2,751          842
 ------------------------------------------------------------------------------------------
                                     TOTAL REVENUES    14,467,323    7,322,806    6,175,128
 ------------------------------------------------------------------------------------------
 BENEFITS AND EXPENSES
   Death and Annuity Benefits                             174,288       57,001       47,372
   Disability and Other Benefits                           11,296        5,827        6,270
   Surrenders and Other Fund Withdrawals                4,142,327    3,567,723    1,250,813
   Commissions                                          1,222,698      490,630      467,338
   Increase in Aggregate Reserves for Life and
    Accident and Health Policies                        2,147,722       57,316       12,481
   Decrease in Liability for Premium and Other
    Deposit Funds                                              --     (403,594)     (47,852)
   General Insurance Expenses                             330,636      253,565      192,196
   Net Transfers to Separate Accounts                   2,613,765    3,218,126    4,160,501
   Modified Coinsurance Adjustment on Reinsurance
    Assumed                                             4,591,861           --           --
   Other Expenses                                          78,503       26,782       35,385
 ------------------------------------------------------------------------------------------
                        TOTAL BENEFITS AND EXPENSES    15,313,096    7,273,376    6,124,504
 ------------------------------------------------------------------------------------------
   Net (Loss) Gain from Operations Before Federal
    Income Tax (Benefit) Expense                         (845,773)      49,430       50,624
   Federal Income Tax (Benefit) Expense                  (196,458)      24,549      (10,231)
 ------------------------------------------------------------------------------------------
                    NET (LOSS) GAIN FROM OPERATIONS      (649,315)      24,881       60,855
 ------------------------------------------------------------------------------------------
   Net Realized Capital Losses, after tax                 (10,238)      (2,922)     (36,428)
 ------------------------------------------------------------------------------------------
                                  NET (LOSS) INCOME   $  (659,553)  $   21,959   $   24,427
 ------------------------------------------------------------------------------------------

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE STATUTORY BASIS FINANCIAL
                                  STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                (AMOUNTS IN THOUSANDS, UNLESS OTHERWISE STATED)

                                                       FOR THE YEARS ENDED DECEMBER 31,
 ---------------------------------------------------------------------------------------
                                                         2001        2000        1999
 ---------------------------------------------------------------------------------------
 COMMON STOCK -- 3,000 SHARES AUTHORIZED, 2,000
  SHARES ISSUED AND OUTSTANDING
 ---------------------------------------------------------------------------------------
   Balance, Beginning and End of Year                 $   2,500    $  2,500    $  2,500
 ---------------------------------------------------------------------------------------
 GROSS PAID-IN AND CONTRIBUTED SURPLUS,
 ---------------------------------------------------------------------------------------
   Beginning of Year                                    226,043     226,043     226,043
   Capital Contribution                                 760,840          --          --
 ---------------------------------------------------------------------------------------
                               BALANCE, END OF YEAR     986,883     226,043     226,043
 ---------------------------------------------------------------------------------------
 UNASSIGNED FUNDS
   Balance, Beginning of Year                           310,720     294,333     247,969

   Net Income                                          (659,553)     21,959      24,427
   Change in Net Unrealized Capital (Losses) Gains
    on Common Stocks and Other Invested Assets          (22,085)     (4,653)      2,258
   Change in Net Deferred Income Tax                    209,019          --          --
   Change in Reserve Valuation Basis                    (11,721)      5,711          --
   Change in Asset Valuation Reserve                      2,743       2,192      16,847
   Change in Non-Admitted Assets                       (154,455)     (3,646)      6,557
   Change in Liability for Reinsurance in
    Unauthorized Companies                                   (2)         --          --
   Cummulative Effect of Changes in Accounting
    Principles                                            7,166          --          --
   Credit on Reinsurance Ceded                               --      (5,176)     (3,725)
 ---------------------------------------------------------------------------------------
                               BALANCE, END OF YEAR    (318,168)    310,720     294,333
 ---------------------------------------------------------------------------------------
 CAPITAL AND SURPLUS,
 ---------------------------------------------------------------------------------------
   End of Year                                        $ 671,215    $539,263    $522,876
 ---------------------------------------------------------------------------------------

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE STATUTORY BASIS FINANCIAL
                                  STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                (AMOUNTS IN THOUSANDS, UNLESS OTHERWISE STATED)

                                           FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------
                                             2001         2000        1999
-----------------------------------------------------------------------------
OPERATING ACTIVITIES
  Premiums and Annuity Considerations     $12,732,469  $4,969,266  $3,613,217
  Net Investment Income                       166,707     106,844     122,998
  Fee Income                                  817,436     827,674     647,565
  Commissions and Expense Allowances on
   Reinsurance Ceded                          679,177   1,403,553   1,787,523
  Other Income                                 36,949         179      11,800
                                          -----------  ----------  ----------
    Total Income                           14,432,738   7,307,516   6,183,103
                                          -----------  ----------  ----------
  Benefits Paid                             4,289,455   3,628,860   1,303,801
  Federal Income Tax (Recoveries)
   Payments                                   (58,363)     74,791      (8,815)
  Net Transfers to Separate Accounts        2,640,961   3,289,217   4,364,914
  MODCO Adjustment on Reinsurance
   Assumed                                  4,591,861          --          --
  Other Expenses                            1,637,963     789,601     669,525
                                          -----------  ----------  ----------
    Total Benefits and Expenses            13,101,877   7,782,469   6,329,425
-----------------------------------------------------------------------------
         NET CASH PROVIDED BY (USED FOR)
                    OPERATING ACTIVITIES    1,330,861    (474,953)   (146,322)
-----------------------------------------------------------------------------
INVESTING ACTIVITIES
  PROCEEDS FROM INVESTMENTS SOLD
  Bonds                                     1,286,296     731,046     753,358
  Common Stocks                                14,354         979         939
  Mortgage Loans                               57,353      33,304      53,704
  Other                                        12,690       1,718       1,490
                                          -----------  ----------  ----------
    Total Investment Proceeds               1,370,693     767,047     809,491
                                          -----------  ----------  ----------
  COST OF INVESTMENTS ACQUIRED
  Bonds                                     2,753,242     454,987     804,947
  Common Stocks                                14,246         484         464
  Mortgage Loans                              203,177       3,881      57,665
  Real Estate                                  25,000          --          --
  Other                                        40,467          --       1,994
                                          -----------  ----------  ----------
    Total Investments Acquired              3,036,132     459,352     865,070
                                          -----------  ----------  ----------
  Net Increase in Policy Loans                169,425      21,366      12,217
-----------------------------------------------------------------------------
         NET CASH (USED FOR) PROVIDED BY
                    INVESTING ACTIVITIES  $(1,834,864) $  286,329  $  (67,796)
-----------------------------------------------------------------------------
FINANCING AND MISCELLANEOUS ACTIVITIES
  Capital Contribution                        760,840          --          --
  Net other cash provided (used)               99,401     (13,429)     11,742
-----------------------------------------------------------------------------
         NET CASH PROVIDED BY (USED FOR)
                               FINANCING
            AND MISCELLANEOUS ACTIVITIES      860,241     (13,429)     11,742
-----------------------------------------------------------------------------
  Net increase (decrease) in cash and
   short-term investments                     356,238    (202,053)   (202,376)
  Cash and Short-Term Investments,
   Beginning of Year                           65,526     267,579     469,955
-----------------------------------------------------------------------------
  CASH AND SHORT-TERM INVESTMENTS, END
   OF YEAR                                $   421,764  $   65,526  $  267,579
-----------------------------------------------------------------------------

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE STATUTORY BASIS FINANCIAL
                                  STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
(STATUTORY BASIS)
DECEMBER 31, 2001
(AMOUNTS IN THOUSANDS, UNLESS OTHERWISE STATED)

 -----------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS:

Hartford Life and Annuity Insurance Company (the "Company") is a wholly-owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford"). Pursuant to an initial public offering on May 22, 1997, HLI sold to the public 26 million shares, representing approximately 18.6% of the equity ownership of HLI. On June 27, 2000, The Hartford acquired all of the outstanding common shares of HLI not already owned by The Hartford ("The Hartford Acquisition"). As a result of The Hartford Acquisition, HLI became a direct subsidiary of Hartford Fire Insurance Company.

The Company offers a complete line of fixed and variable annuities, as well as variable, universal and traditional individual life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

BASIS OF PRESENTATION

The accompanying statutory basis financial statements are prepared in conformity with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC") and the State of Connecticut Department of Insurance.

Current prescribed statutory accounting practices include the adoption of the NAIC's codified ACCOUNTING PRACTICES AND PROCEDURES manual, effective
January 1, 2001, as well as current state laws and regulations. Permitted statutory accounting practices encompass accounting practices approved by the state insurance departments. The Company does not follow any permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life and accident and health policies and the liability for deposit type contracts. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

As the result of changes in accounting principles effective January 1, 2001, some of the information presented for 2000 and 1999 is not comparable to the information presented for 2001. The notable items are deposits recorded as revenue in 2000 and 1999, most of which were recorded as premiums and considerations in 2001. At the direction of the Connecticut Insurance Department, a few of the items in the 2000 balance sheet were reclassified for comparability with 2001 without any change in total assets, liabilities or capital and surplus funds.

STATUTORY ACCOUNTING VERSUS ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES ("GAAP")

Statutory accounting principles ("STAT") and GAAP differ in certain significant respects. These differences principally involve:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) which are charged to expense when incurred for statutory purposes rather than on a pro-rata basis over the expected life and gross profit stream of the policies for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used under GAAP;

(4) excluding certain assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, and past due agents' balances) from the balance sheet for statutory purposes by directly charging surplus;

(5) the calculation of post-retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized, whereas, for statutory accounting, the obligation is being recognized ratably over a 20 year period;

(6) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(7) the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

(8) the reporting of fixed maturities at amortized cost for statutory purposes, whereas GAAP requires that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity; as well as the change in the basis of the Company's other invested assets, which consist primarily of limited partnership investments, which is recognized as income under GAAP and as a change in surplus under statutory accounting;

(9) for statutory purposes separate account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of separate account assets, less applicable surrender charges. The separate account surplus generated by these reserving methods is recorded as an amount due to or from the separate account on the statutory basis balance sheet, with changes reflected in the statutory basis results of operations. On a GAAP basis, separate account assets and liabilities are held at fair value; and

(10) the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus.

As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net income and capital and surplus for the Company are as follows:

                                                                   2001              2000              1999
                                                                -----------------------------------------------
GAAP Net Income                                                 $   214,610       $   140,954       $    75,654
Deferral and amortization of policy acquisition costs,
 net                                                               (308,546)         (218,151)         (272,171)
Change in unearned revenue reserve                                   59,132            54,255           (64,915)
Deferred taxes                                                      180,625            27,039            57,833
Separate account expense allowance                                 (110,911)           71,092           214,388
Asset impairments and write-downs                                        --                --           (17,250)
Benefit reserve adjustment                                          (13,199)          (70,248)           11,491
Prepaid reinsurance premium                                          (6,944)           (3,007)           (3,524)
Ceding commission on reinsurance assumed                           (670,507)               --                --
Statutory voluntary reserve                                              --                --            (6,286)
Other, net                                                           (3,813)           20,025            29,207
                                                                -----------------------------------------------
                            STATUTORY NET (LOSS) INCOME         $  (659,553)      $    21,959       $    24,427
                                                                -----------------------------------------------

GAAP Stockholder's Equity                                       $ 1,794,936       $   826,049       $   676,428
Deferred policy acquisition costs                                (3,033,841)       (2,105,975)       (1,887,824)
Unearned revenue reserve                                            229,194           150,220            95,965
Deferred taxes                                                      366,265           181,027           122,105
Separate account expense allowance                                1,521,026         1,469,122         1,398,030
Unrealized (gains) losses on investments                            (31,612)          (13,933)           26,292
Benefit reserve adjustment                                           24,334            16,574            81,111
Asset valuation reserve                                                  --            (2,743)           (4,935)
Interest maintenance reserve                                        (25,448)               --                --
Prepaid reinsurance premium                                         (17,679)          (10,735)           (7,728)
Goodwill                                                           (173,704)               --                --
Statutory voluntary reserve                                              --            (6,286)           (6,286)
Other, net                                                           17,744            35,943            29,718
                                                                -----------------------------------------------
                          STATUTORY CAPITAL AND SURPLUS         $   671,215       $   539,263       $   522,876
                                                                -----------------------------------------------

AGGREGATE RESERVES FOR LIFE AND ACCIDENT AND HEALTH POLICIES AND CONTRACTS AND LIABILITY FOR DEPOSIT TYPE CONTRACTS

Aggregate reserves for payment of future life, health and annuity benefits are computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.25% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 2.5% to 8.75% and using the Commissioner's Annuity Reserve Valuation Method ("CARVM").

The Company has established separate accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's general assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 2001 (including general and separate account liabilities) are as follows:

                                                                                       % of
Subject to discretionary withdrawal:                                   Amount          Total
                                                                     -----------------------
With market value adjustment                                         $     2,965         0.0%
At book value, less current surrender charge of 5% or more             1,369,405         3.3%
At market value                                                       38,967,202        93.3%
                                                                     -----------------------
                    TOTAL WITH ADJUSTMENT OR AT MARKET VALUE          40,339,572        96.6%
                                                                     -----------------------
At book value without adjustment (minimal or no charge or
 adjustment):                                                          1,187,215         2.8%
Not subject to discretionary withdrawal:                                 251,419         0.6%
                                                                     -----------------------
                                                TOTAL, GROSS          41,778,206       100.0%
Reinsurance ceded                                                             --         0.0%
                                                                     -----------
                                                  TOTAL, NET         $41,778,206       100.0%
                                                                     -----------

INVESTMENTS

Investments in bonds are carried at amortized cost and are amortized using the interest method, in accordance with Statements of Statutory Accounting Principles ("SSAP") No. 26 -- BONDS, EXCLUDING LOANED-BACKED AND STRUCTURED SECURITIES. Bonds that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO") are carried at the appropriate SVO published value. When a reduction in the value of a security is deemed to be unrecoverable, the decline in value is reported as a realized loss and the carrying value is adjusted accordingly. Short-term investments consist of money market funds and are stated at cost, which approximates fair value. Preferred stocks are carried at amortized cost in accordance with NAIC designations. Common stocks are carried at fair value with the current year change in the difference from their cost reflected in surplus. Mortgage loans, which are carried at cost and approximate fair value, include investments in assets backed by mortgage loan pools. Policy loans are carried at their outstanding balance, which approximates fair value. Other invested assets are generally recorded at fair value.

The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $0 and $2,743 as of December 31, 2001 and 2000, respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond or mortgage loan sold. The IMR balances as of December 31, 2001 and 2000 were $25,448 and $(3,582), respectively. The 2000 asset balance was reflected as a component of non-admitted assets in Unassigned Funds, in accordance with statutory accounting principles. The net capital gains (losses) captured in the IMR in 2001, 2000 and 1999 were $1,965, $(3,096) and $(1,255), respectively. The amount of expense amortized from the IMR in 2001, 2000, 1999 included in the Company's Statements of Operations, was $3,472, $(495) and $178, respectively. Realized capital gains and losses, net of taxes not included in the IMR are reported in the statutory basis statements of operations. Realized investment gains and losses are determined on a specific identification basis.

CODIFICATION

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of Connecticut Department of Insurance. Effective January 1, 2001, the State of Connecticut required that insurance companies domiciled in the State of Connecticut prepare their statutory basis financial statements in accordance with the NAIC codified ACCOUNTING PRACTICES AND PROCEDURES manual, effective January 1, 2001, subject to any deviations prescribed or permitted by the State of Connecticut Insurance Commissioner.

Accounting changes adopted to conform to the provisions of the NAIC codified ACCOUNTING PRACTICES AND PROCEDURES manual are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned funds in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date, if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change in accounting principles, as an adjustment that increased unassigned funds of approximately $7,166.

3. BUSINESS COMBINATIONS:

On April 2, 2001, The Hartford, through Hartford Life, Inc. and its affiliates, acquired the U.S. individual life insurance, annuity and mutual fund businesses of Fortis Inc., ("Fortis") for $1.12 billion in cash. The Hartford effected the acquisition through several reinsurance agreements with subsidiaries of Fortis and the purchase of 100% of the stock of Fortis Advisors, Inc. and Fortis Investors, Inc., wholly-owned subsidiaries of Fortis. The purchase of Fortis Advisors, Inc. and Fortis Investors, Inc. was accounted for as a statutory purchase.

4. INVESTMENTS:

(a) COMPONENTS OF NET INVESTMENT INCOME

                                                                      For the years ended December 31,
                                                                   --------------------------------------
                                                                     2001           2000           1999
                                                                   --------------------------------------
Interest income from bonds and short-term investments              $148,038       $ 95,980       $113,646
Interest income from policy loans                                    14,160          4,923          3,494
Interest and dividends from other investments                        28,751          8,568          6,371
                                                                   --------------------------------------
Gross investment income                                             190,949        109,471        123,511
Less: investment expenses                                             2,150          1,534          1,189
                                                                   --------------------------------------
                                       NET INVESTMENT INCOME       $188,799       $107,937       $122,322
                                                                   --------------------------------------

(b) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON BONDS AND SHORT-TERM INVESTMENTS

                                                                     2001           2000           1999
                                                                   --------------------------------------
Gross unrealized capital gains                                     $ 17,132       $  2,401       $    561
Gross unrealized capital losses                                     (17,210)        (3,319)        (6,441)
                                                                   --------------------------------------
Net unrealized capital losses                                           (78)          (918)        (5,880)
Balance, beginning of year                                             (918)        (5,880)        10,072
                                                                   --------------------------------------
    CHANGE IN NET UNREALIZED CAPITAL GAINS (LOSSES) ON BONDS
                                  AND SHORT-TERM INVESTMENTS       $    840       $  4,962       $(15,952)
                                                                   --------------------------------------

(c) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON COMMON STOCKS

                                                                     2001           2000           1999
                                                                   --------------------------------------
Gross unrealized capital gains                                     $    120       $    509       $  2,508
Gross unrealized capital losses                                     (22,913)        (2,113)           (24)
                                                                   --------------------------------------
Net unrealized capital (losses) gains                               (22,793)        (1,604)         2,484
Balance, beginning of year                                           (1,604)         2,484            333
                                                                   --------------------------------------
   CHANGE IN NET UNREALIZED CAPITAL (LOSSES) GAINS ON COMMON
                                                      STOCKS       $(21,189)      $ (4,088)      $  2,151
                                                                   --------------------------------------

(d) COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)

                                                                     2001           2000           1999
                                                                   --------------------------------------
Bonds and short-term investments                                   $ (7,491)      $ (8,128)      $(37,959)
Common stocks                                                           (13)           217            104
Other invested assets                                                    33             10            172
                                                                   --------------------------------------
Realized capital losses                                              (7,471)        (7,901)       (37,683)
Capital gains tax (benefit)                                             802         (1,883)            --
                                                                   --------------------------------------
Net realized capital losses, after tax                               (8,273)        (6,018)       (37,683)
Less: amounts transferred to IMR                                      1,965         (3,096)        (1,255)
                                                                   --------------------------------------
                      NET REALIZED CAPITAL LOSSES, AFTER TAX       $(10,238)      $ (2,922)      $(36,428)
                                                                   --------------------------------------

Sales and maturities of investments in bonds and short-term investments for the years ended December 31, 2001, 2000 and 1999 resulted in proceeds of $669,820, $740,995, and $1,367,027, respectively, gross realized capital gains of $8,169, $710 and $1,106, respectively, and gross realized capital losses of $6,273, $8,838 and $39,065, respectively, before transfers to the IMR. Sale of common stocks for the years ended
December 31, 2001, 2000 and 1999 resulted in proceeds of $14,354, $979 and $939, gross realized capital gains of $358, $218 and $115, respectively, and gross realized losses of $371, $1 and $11, respectively.

(e) DERIVATIVE INVESTMENTS

     SUMMARY OF DERIVATIVE INSTRUMENTS -- (MARKET VALUE & NOTIONAL AMOUNTS)
                            AS OF DECEMBER 31, 2001
                                 (IN MILLIONS)

                                      Total   Issued Caps,   Purchased                              Foreign     Total
                                     Market     Floors &    Caps, Floors             Interest Rate  Currency  Notional
                                      Value     Options      & Options     Futures       Swaps       Swaps     Amount
                                     ----------------------------------------------------------------------------------
Total asset-backed securities        $  992      $   --        $  --       $   --        $   7        $--      $    7
Other bonds and notes                 1,648           7            7           --           13         --          27
Short-term investments                   59          --           --           --           --         --          --
                                     ----------------------------------------------------------------------------------
Total bonds and notes                 2,699           7            7           --           20         --          34
Other investments                       248          --           --           --           --         --          --
                                     ----------------------------------------------------------------------------------
                   TOTAL INVESTMENT  $2,947      $    7        $   7       $   --        $  20        $--      $   34
                                     ----------------------------------------------------------------------------------
   DEPOSIT FUNDS AND OTHER BENEFITS  $2,873      $   --        $  66       $   --        $  --        $--      $   66
                                     ----------------------------------------------------------------------------------
   TOTAL DERIVATIVE INSTRUMENTS --
                     NOTIONAL VALUE              $    7        $  73       $   --        $  20        $--      $  100
                                     ----------------------------------------------------------------------------------
   TOTAL DERIVATIVE INSTRUMENTS --
                         FAIR VALUE              $   --        $   2       $   --        $   1        $--      $    3
                                     ----------------------------------------------------------------------------------

     SUMMARY OF DERIVATIVE INSTRUMENTS -- (MARKET VALUE & NOTIONAL AMOUNTS)
                            AS OF DECEMBER 31, 2000
                                 (IN MILLIONS)

                                      Total   Issued Caps,   Purchased                              Foreign     Total
                                     Market     Floors &    Caps, Floors             Interest Rate  Currency  Notional
                                      Value     Options      & Options     Futures       Swaps       Swaps     Amount
                                     ----------------------------------------------------------------------------------
Total asset-backed securities        $  668      $   --        $  --       $   --        $  10        $--      $   10
Other bonds and notes                   513           7            7           --           20         --          34
Short-term investments                   39          --           --           --           --         --          --
                                     ----------------------------------------------------------------------------------
Total bonds and notes                 1,220           7            7           --           30         --          44
Other investments                        40          --           --           --           --         --          --
                                     ----------------------------------------------------------------------------------
                  TOTAL INVESTMENTS  $1,260      $    7        $   7       $   --        $  30        $--      $   44
                                     ----------------------------------------------------------------------------------
   DEPOSIT FUNDS AND OTHER BENEFITS  $1,642      $   --        $  50       $   --        $  --        $--      $   50
                                     ----------------------------------------------------------------------------------
   TOTAL DERIVATIVE INSTRUMENTS --
                     NOTIONAL VALUE              $    7        $  57       $   --        $  30        $--      $   94
                                     ----------------------------------------------------------------------------------
   TOTAL DERIVATIVE INSTRUMENTS --
                         FAIR VALUE              $   --        $   1       $   --        $  --        $--      $    1
                                     ----------------------------------------------------------------------------------

(f) CONCENTRATION OF CREDIT RISK

Excluding U.S. government and government agency investments, the Company is not exposed to any significant concentration of credit risk in fixed maturities of a single issuer greater than 10% of capital and surplus as of December 31, 2001.

(g) BONDS, SHORT-TERM INVESTMENTS AND COMMON STOCKS

                                                                                 December 31, 2001
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                   Amortized   Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
U.S government and government agencies and authorities:
  --Guaranteed and sponsored                                       $   41,637   $   132     $     --   $   41,769
  --Guaranteed and sponsored -- asset-backed                          270,969        --           --      270,969
States, municipalities and political subdivisions                         398        15           --          413
International governments                                              35,086       880           (4)      35,962
Public utilities                                                      163,678       557         (757)     163,478
All other corporate                                                 1,220,569    15,376       (9,716)   1,226,229
All other corporate -- asset-backed                                   728,058        61       (6,733)     721,386
Short-term investments                                                 58,741        --           --       58,741
Certificates of deposit                                                52,877       111           --       52,988
Parents, subsidiaries and affiliates                                  126,735        --           --      126,735
                                                                   ----------------------------------------------
                           TOTAL BONDS AND SHORT-TERM INVESTMENTS  $2,698,748   $17,132     $(17,210)  $2,698,670
                                                                   ----------------------------------------------

                                                                                 December 31, 2001
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                               Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
Common stock -- unaffiliated                                       $    4,162    $  120     $   (211)  $    4,071
Common stock -- affiliated                                             35,384        --      (22,702)      12,682
                                                                   ----------------------------------------------
                                              TOTAL COMMON STOCKS  $   39,546    $  120     $(22,913)  $   16,753
                                                                   ----------------------------------------------

                                                                                 December 31, 2000
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                   Amortized   Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
U.S government and government agencies and authorities:
  --Guaranteed and sponsored                                       $    6,164    $   62     $     (7)  $    6,219
  --Guaranteed and sponsored -- asset-backed                          123,714        --           --      123,714
States, municipalities and political subdivisions                         401         6           --          407
International governments                                               7,289       271           --        7,560
Public utilities                                                       17,797        --           --       17,797
All other corporate                                                   360,599     2,062       (3,312)     359,349
All other corporate -- asset-backed                                   544,620        --           --      544,620
Short-term investments                                                 38,813        --           --       38,813
Certificates of deposit                                                    --        --           --           --
Parents, subsidiaries and affiliates                                  121,420        --           --      121,420
                                                                   ----------------------------------------------
    TOTAL BONDS AND SHORT-TERM INVESTMENTS                         $1,220,817    $2,401     $ (3,319)  $1,219,899
                                                                   ----------------------------------------------

                                                                                 December 31, 2000
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                               Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
Common stock -- unaffiliated                                       $    4,284    $  509     $    (61)  $    4,732
Common stock -- affiliated                                             35,384        --       (2,052)      33,332
                                                                   ----------------------------------------------
                                              TOTAL COMMON STOCKS  $   39,668    $  509     $ (2,113)  $   38,064
                                                                   ----------------------------------------------

The amortized cost and estimated fair value of bonds and short-term investments as of December 31, 2001 by estimated maturity year are shown below. Asset-backed securities, including mortgage backed securities and collaterialized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. Expected maturities differ from contractual maturities due to call or repayment provisions.

                                                  Amortized          Estimated
                                                     Cost            Fair Value
                                                  -----------------------------
MATURITY
One year or less                                  $  325,531         $  325,522
Over one year through five years                   1,220,070          1,220,034
Over five years through ten years                    807,775            807,752
Over ten years                                       345,372            345,362
                                                  -----------------------------
                                           TOTAL  $2,698,748         $2,698,670
                                                  -----------------------------

Bonds with a carrying value of $3,495 were on deposit as of December 31, 2001 with various regulatory authorities as required.

(h) FAIR VALUE OF FINANCIAL INSTRUMENTS BALANCE SHEET ITEMS (IN MILLIONS):

                                                                2001                 2000
                                                         ----------------------------------------
                                                                   Estimated            Estimated
                                                         Carrying    Fair     Carrying    Fair
                                                          Amount     Value     Amount     Value
                                                         ----------------------------------------
ASSETS
  Bonds and short-term investments                       $ 2,699      2,699     1,221      1,220
  Common stocks                                               17         17        38         38
  Policy loans                                               250        250        81         81
  Mortgage loans                                             180        180        35         35
  Other invested assets                                       64         64         1          1
LIABILITIES
  Deposit funds and other benefits                       $ 2,873    $ 2,089   $ 1,642    $ 1,592
                                                         ----------------------------------------

The following methods and assumptions were used to estimate the fair value of each class of financial instruments: fair value of bonds, short-term investments, common stocks and other invested assets approximates those quotations published by the NAIC; policy loans and mortgage loans carrying amounts approximates fair value; and fair value of liabilities on deposit funds and other benefits is determined by forecasting future cash flows and discounting the forecasted cash flows at current market rates.

5. INCOME TAXES:

The Company and The Hartford have entered into a tax sharing agreement under which each member of the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company was filing a separate Federal income tax return.

(a) The components of the net deferred tax asset/(liability) are as follows:

                                                                      December 31,          January 1,
                                                                          2001                 2001
                                                                     -----------------------------------
Total of all deferred tax assets (admitted and non-admitted)            $ 329,950            $ 200,291
Total of all deferred tax liabilities                                   $(114,519)           $(193,879)
Total deferred tax assets non-admitted in accordance with
 SSAP No. 10, INCOME TAXES                                              $(160,711)           $      --
Increase in deferred taxes non-admitted                                 $(160,711)                 N/A
                                                                     -----------------------------------

(b) Deferred tax liabilities are not recognized for the following amounts:

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and, based on current tax law, will be taxable in the future only under conditions which management considers to be remote; therefore, no Federal income taxes have been provided for in this account.

(c) The components of incurred income tax expense and the change in deferred tax assets and deferred tax liabilities are as follows:

                                                                       2001           2001
                                                                     -----------------------
Current income taxes incurred                                        $(195,656)      $21,260
                                                                     -----------------------

                                                                      STAT/Tax         2001 Tax
Deferred tax assets:                                                 Difference         Effect
                                                                     ---------------------------
Reserves                                                             $ 194,867        $   68,203
Tax Deferred Acquisition Costs ("DAC")                                 551,268           192,943
Accrued deferred compensation                                            8,447             2,957
Capital loss carryforward                                                9,429             3,300
AMT credit utilization                                                 168,098            58,834
Other                                                                   10,608             3,713
                                                                     ---------------------------
                                   TOTAL DEFERRED TAX ASSETS         $ 942,717        $  329,950
                                                                     ---------------------------
                            DEFERRED TAX ASSETS NON-ADMITTED         $(459,176)       $(160,711)
                                                                     ---------------------------

                                                                      STAT/Tax         2001 Tax
Deferred tax liabilities:                                            Difference         Effect
                                                                     ---------------------------
Tax preferred investments                                            $(299,066)       $(104,673)
Deferred and uncollected                                               (19,934)          (6,977)
Other                                                                   (8,197)          (2,869)
                                                                     ---------------------------
                              TOTAL DEFERRED TAX LIABILITIES         $(327,197)       $(114,519)
                                                                     ---------------------------

The changes in the main components of deferred tax assets and deferred tax liabilities are as follows:

Deferred tax assets resulting from book/tax difference:

                                                                 December 31,          January 1,
                                                                     2001                 2001             Change
                                                                ---------------------------------------------------
Reserves                                                           $  68,203            $  23,802         $  44,401
Tax DAC                                                              192,943              160,409            32,534
Accrued deferred compensation                                          2,957                2,048               909
Capital loss carryforward                                              3,300               13,227            (9,927)
AMT credit utilization                                                58,834                   --            58,834
Other                                                                  3,713                  805             2,908
                                                                ---------------------------------------------------
                              TOTAL DEFERRED TAX ASSETS            $ 329,950            $ 200,291         $ 129,659
                                                                ---------------------------------------------------
                       DEFERRED TAX ASSETS NON-ADMITTED            $(160,711)           $      --         $(160,711)
                                                                ---------------------------------------------------

Deferred tax liabilities resulting from book/tax difference:

                                                                 December 31,          January 1,
                                                                     2001                 2001             Change
                                                                ---------------------------------------------------
Bonds                                                              $      --            $  (1,238)        $   1,238
Tax preferred investments                                           (104,673)            (189,568)           84,895
Deferred and uncollected                                              (6,977)              (1,808)           (5,169)
Other                                                                 (2,869)              (1,265)           (1,604)
                                                                ---------------------------------------------------
                         TOTAL DEFERRED TAX LIABILITIES            $(114,519)           $(193,879)        $  79,360
                                                                ---------------------------------------------------

                                                                 December 31,          January 1,
                                                                     2001                 2001             Change
                                                                ---------------------------------------------------
Total deferred tax assets                                          $ 329,950            $ 200,291         $ 129,659
Total deferred tax liabilities                                     $(114,519)           $(193,879)        $  79,360
                                                                ---------------------------------------------------
                                 NET DEFERRED TAX ASSET            $ 215,431            $   6,412         $ 209,019
                                                                ---------------------------------------------------

(d) The Company's income tax expense and change in deferred tax assets and deferred tax liabilities differs from the amount obtained by applying the Federal statutory rate of 35% to the Net (Loss) Gain from Operations Before Federal Income Tax (Benefit) Expense for the following reasons:

                                                                                           Effective
                                                                      December 31,            Tax
                                                                          2001               Rate
                                                                     -------------------------------
Tax provision at statutory rate                                         $(299,317)           35.0%
Tax preferred investments                                                 (33,724)            3.9%
Other                                                                         751             0.0%
                                                                     -------------------------------
  Total before SSAP No. 10 implementation                                (332,290)           38.9%
  SSAP No. 10 implementation adjustments                                  (72,385)            8.4%
                                                                     -------------------------------
                                                       TOTAL            $(404,675)           47.3%
                                                                     -------------------------------

                                                                                           Effective
                                                                      December 31,            Tax
                                                                          2001               Rate
                                                                     -------------------------------
Federal and foreign income tax incurred                                 $(195,656)           22.9%
Change in net deferred income taxes                                      (209,019)           24.4%
                                                                     -------------------------------
                                TOTAL STATUTORY INCOME TAXES            $(404,675)           47.3%
                                                                     -------------------------------

(e) As of December 31, the Company had an operating loss carry forward of $(718,165). If not utilized, it will expire for tax purposes in 2016.

The following are year to date income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

2001                  $    --
2000                  $21,260
1999                  $    --

(f) The Company's Federal income tax return is consolidated within The Hartford Financial Services Group, Inc. consolidated Federal income tax return. Please refer to Schedule Y of the Company's most recent Annual Statement for a list of the entities within the consolidated group.

The method of allocation between the companies is subject to written agreement, approved by the Board of Directors. Allocation is based upon separate return calculations with current credit for net losses, to the extent available for use by the group. Intercompany tax balances are settled quarterly.

6. REINSURANCE:

The Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve the Company of its primary liability to the policyholder. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk.

The Company cedes significant portions of its variable annuity business written since 1994 to RGA Reinsurance Company ("RGA"). Certain core annuity products were excluded from this reinsurance arrangement beginning in the second quarter of 1999 and, as such, the amounts ceded to RGA have declined significantly.

There were no material reinsurance recoverables from reinsurers outstanding as of, and for the years ended, December 31, 2001, 2000 and 1999.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

                                                           Direct     Assumed       Ceded        Net
                                                         -----------------------------------------------
2001
Aggregate Reserves for Life and
  Accident and Health Policies                           $3,085,682  $1,578,470  $  (317,816) $4,346,336
Policy and Contract Claim Liabilities                    $   23,510  $   16,288  $    (9,291) $   30,507
Premium and Annuity Considerations                       $6,890,184  $6,794,425  $  (942,827) $12,741,782
Death, Annuity, Disability and Other Benefits            $  115,649  $   94,069  $   (24,134) $  185,584
Surrenders and Other Fund Withdrawals                    $3,893,425  $  491,474  $  (242,572) $4,142,327

                                                           Direct     Assumed       Ceded        Net
                                                         -----------------------------------------------
2000
Aggregate Reserves for Life and
  Accident and Health Policies                           $  900,216  $       --  $  (256,989) $  643,227
Policy and Contract Claim Liabilities                    $   16,084  $       --  $    (5,351) $   10,733
Premium and Annuity Considerations                       $  839,447  $      986  $   (67,586) $  772,847
Annuity and Other Fund Deposits                          $5,730,269  $       --  $(1,528,316) $4,201,953
Death, Annuity, Disability and Other Benefits            $   77,524  $    1,542  $   (16,238) $   62,828
Surrenders and Other Fund Withdrawals                    $3,684,103  $       --  $  (116,380) $3,567,723

                                                           Direct     Assumed       Ceded        Net
                                                         -----------------------------------------------
1999
Aggregate Reserves for Life and
  Accident and Health Policies                           $  784,502  $       53  $  (192,934) $  591,621
Policy and Contract Claim Liabilities                    $    7,827  $      203  $      (353) $    7,677
Premium and Annuity Considerations                       $  674,219  $    1,261  $   (53,691) $  621,789
Annuity and Other Fund Deposits                          $6,195,917  $       --  $(3,204,554) $2,991,363
Death, Annuity, Disability and Other Benefits            $   65,251  $    1,104  $   (12,713) $   53,642
Surrenders and Other Fund Withdrawals                    $2,541,449  $       --  $(1,290,636) $1,250,813

7. RELATED PARTY TRANSACTIONS:

Transactions between the Company and its affiliates relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

The Company has also invested in bonds of its indirect affiliates, Hartford Financial Services Corporation, and HL Investment Advisors, Inc., and common stock of its subsidiary, Hartford Life, Ltd.

For additional information, see Notes 5, 6, and 8.

8. PENSION, RETIREMENT, AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

All employees that work for The Hartford's life insurance companies are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Hartford's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of group pension contracts sold by affiliates. The costs that were allocated to the Company for pension related expenses were $3,764, $648 and $762 for 2001, 2000 and 1999, respectively.

Employees of The Hartford's life insurance companies are also provided, through The Hartford, certain health care and life insurance benefits for eligible retired employees. The contribution for health care benefits depends on the retiree's date of retirement and years of service. In addition, this benefit plan has a defined dollar cap, which limits average company contributions. The Hartford has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense allocated to the Company was not material to the results of operations for 2001, 2000 or 1999.

The assumed rate in the per capita cost of health care (the health care trend rate) was 8% for 2001, decreasing ratably to 5% in the year 2007. Increasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated postretirement benefit obligation and the annual expense. To the extent that the actual experience differs from the inherent assumptions, the effect will be amortized over the average future service of covered employees.

Substantially all of The Hartford's life insurance companies' employees are eligible to participate in The Hartford's Investment and Savings Plan. Under this plan, designated contributions, which may be invested in common stock of The Hartford or certain other investments, are matched to a limit of 3% of compensation. In addition, The Hartford allocates 0.5% of base salary to the plan for each eligible employee. Matching contributions are used to acquire common stock of The Hartford. The cost to the Company for the above-mentioned plan was approximately $2 million, $2 million and $1 million in 2001, 2000 and 1999, respectively.

9. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval, is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, Federal income taxes and before realized capital gains or (losses) for the previous year. Dividends are paid as determined by the Board of Directors and are not cumulative. The amount available for dividend in 2002 is approximately $66,872.

10. SEPARATE ACCOUNTS:

The Company maintains separate account assets totaling $41.9 billion and $45.3 billion as of December 31, 2001 and 2000, respectively. Separate account assets are segregated from other investments and reported at fair value. Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account statement of operations as a component of Net Transfers to Separate Accounts. The Company's separate accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not separately reflected in the statutory statements of operations.

Separate account management fees, net of minimum guarantees, were $567 million, $622 million and $493 million for the years ended December 31, 2001, 2000 and 1999, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

11. COMMITMENTS AND CONTINGENT LIABILITIES:

(a) LITIGATION

The Company is involved in pending and threatened litigation in the normal course of its business in which claims for alleged economic and punitive damages have been asserted. Some of these cases have been filed as purported class actions and some cases have been filed in certain jurisdictions that permit punitive damage awards disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, the Company does not anticipate that the ultimate liability, arising from such pending or threatened litigation, will have a material adverse effect on the statutory capital and surplus of the Company.

(b) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $289, $1,212 and $523 in 2001, 2000 and 1999, respectively, of which $297, $1,074 and
$318 in 2001, 2000 and 1999, respectively, were estimated to be creditable against premium taxes.

(c) TAX MATTERS

The Company's Federal income tax returns are routinely audited by the Internal Revenue Service. The Company's 1997 and 1996 Federal income tax returns are currently under audit by the IRS. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax related matters for all open tax years.

12. SEPTEMBER 11 EVENTS:

As a result of the September 11 terrorist attack, the Company recorded a loss amounting to $6.9 million, before taxes and net of reinsurance in the third quarter of 2001. The Company based the loss estimate upon a review of insured exposures using a variety of assumptions and actuarial techniques, including the cost of additional reinsurance premiums. As a result of the uncertainties involved in the estimation process, final claims settlement may vary from present estimates.

                                     PART C

                                OTHER INFORMATION

Item 27. Exhibits

       (a) Resolution of the Board of Directors of Hartford Life and Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

       (b)    Not Applicable.

       (c)(1) Principal Underwriting Agreement.(1)

       (c)(2) Form of Selling Agreements.(2)

       (d) Form of Certificate for Group Flexible Premium Variable Life Insurance Policy.(1)

       (e) Form of Enrollment Form for Certificate Issued Under Group Flexible Premium Variable Life Insurance Policies.(1)

       (f)    Certificate of Incorporation of Hartford and Bylaws of
              Hartford.(3)

       (g)    Contracts of Reinsurance.(4)

       (h)    Form of Participation Agreement.(4)

       (i)    Not Applicable.

       (j)    Not Applicable.

       (k) Opinion and consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

       (l)    Opinion and Consent of James M. Hedreen, FSA, MAAA.

       (m)    Not Applicable.

       (n)    (i) Consent of Arthur Andersen LLP, Independent Public
                  Accountants.

       (n)    (ii) Assurance Letter.

       (o)    No financial statement will be omitted.

       (p)    Not Applicable.

       (q)    Memorandum describing transfer and redemption procedures.(1)

       (r)    Power of Attorney.

       (s)    Organizational Chart.(5)

__________________________
(1) Incorporated by reference to Initial Filing to the Registration Statement on Form S-6, File No. 33-63731, of Hartford Life and Annuity Insurance Company filed with the Securities and Exchange Commission on October 30, 1995.

(2) Incorporated by reference to the Initial Filing to the Registration Statement on Form S-6, File No. 333-13735 of Hartford Life and Annuity Insurance Company filed with the Securities and Exchange Commission on October 8, 1996.

(3) Incorporated by reference to Post-Effective Amendment No. 7, to the Registration Statement File No. 333-69487, filed on April 9, 2001.

(4) Incorporated by reference to the Post-Effective Amendment No. 3 (incorrectly noted as Post-Effective No. 1 on the Cover Sheet) to the Registration Statement on Form S-6, File No. 333-13735 of Hartford Life and Annuity Insurance Company filed with the Securities and Exchange Commission on April 15, 1999.

(5) Incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement on Form N-4, File No. 333-69485, filed on April 8, 2002.

Item 28.  Directors and Officers.

---------------------------------------------------------------------------------------------------------------------
NAME                                         POSITION WITH HARTFORD
---------------------------------------------------------------------------------------------------------------------
David A. Carlson                             Vice President
---------------------------------------------------------------------------------------------------------------------
Michael B. Cefole                            Vice President
---------------------------------------------------------------------------------------------------------------------
Patrice Kelly-Ellis                          Vice President
---------------------------------------------------------------------------------------------------------------------
Bruce W. Ferris                              Vice President
---------------------------------------------------------------------------------------------------------------------
Timothy M. Fitch                             Vice President and Actuary
---------------------------------------------------------------------------------------------------------------------
Mary Jane B. Fortin                          Vice President & Chief Accounting Officer
---------------------------------------------------------------------------------------------------------------------
David T. Foy                                 Senior Vice President, Chief Financial Officer and Treasurer, Director*
---------------------------------------------------------------------------------------------------------------------
Lois W. Grady                                Senior Vice President
---------------------------------------------------------------------------------------------------------------------
Susan Hess                                   Vice President
---------------------------------------------------------------------------------------------------------------------
Ryan Johnson                                 Vice President
---------------------------------------------------------------------------------------------------------------------
Stephen T. Joyce                             Senior Vice President
---------------------------------------------------------------------------------------------------------------------
Michael D. Keeler                            Vice President
---------------------------------------------------------------------------------------------------------------------
Robert A. Kerzner                            Executive Vice President
---------------------------------------------------------------------------------------------------------------------
David N. Levenson                            Senior Vice President
---------------------------------------------------------------------------------------------------------------------
Joseph F. Mahoney                            Vice President
---------------------------------------------------------------------------------------------------------------------
Thomas M. Marra                              President, Chief Executive Officer and Chairman of the Board, Director*
---------------------------------------------------------------------------------------------------------------------
Gary J. Miller                               Vice President
---------------------------------------------------------------------------------------------------------------------
Tom Nassiri                                  Vice President
---------------------------------------------------------------------------------------------------------------------
Craig R. Raymond                             Senior Vice President and Chief Actuary
---------------------------------------------------------------------------------------------------------------------
Christine Hayer Repasy                       Senior Vice President, General Counsel and Corporate Secretary,
                                             Director*
---------------------------------------------------------------------------------------------------------------------
Martin A. Swanson                            Vice President
---------------------------------------------------------------------------------------------------------------------
Joe M. Thomson                               Senior Vice President
---------------------------------------------------------------------------------------------------------------------
John C. Walters                              Executive Vice President, Director*
---------------------------------------------------------------------------------------------------------------------
David M. Znamierowski                        Senior Vice President and Chief Investment Officer, Director*
---------------------------------------------------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

*  Denotes Board of Directors

Item 29. Persons Controlled By or Under Common Control with the Depositor or Registrant

         See Item 27(s).

Item 30: Indemnification

Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(5)(b), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(5)(b). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

Consistent with the statutes referenced above, under the Depositor's Certificate of Incorporation, the Depositor must indemnify directors for liability except liability that:

(a)  involved a knowing and culpable violation of law by the director;
(b)  enabled the director or an associate to receive an improper personal gain;
(c) showed a lack of good faith and a conscious disregard for the duty of the director of the corporation under circumstances in which the director was aware that his conduct or omission created an unjustifiable risk of serious injury to the corporation;
(d) constituted a sustained and unexcused pattern of inattention that amounted to an abdication of the director's duty to the corporation or
(e)  created liability under section 33-757 relating to unlawful distributions.

The Depositor's Certificate of Incorporation also permits the Depositor, at the discretion of the board of directors, to indemnify any current or former director, officer, employee or agent of the corporation to the fullest extent permitted by law. Accordingly, under the Depositor's bylaws, the Depositor must, to the fullest extent permitted by applicable law, indemnify directors and officers of the Depositor against all expenses, including attorney's fees, in connection with any proceeding by reason of the fact that such person was a director or officer of the Depositor.

Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Principal Underwriters

         (a) HESCO acts as principal underwriter for the following investment companies:

              Hartford Life Insurance Company - Separate Account VL I Hartford Life Insurance Company - Separate Account VL II Hartford Life Insurance Company - ICMG Secular Trust Separate Account
              Hartford Life Insurance Company - ICMG Registered Variable Life Separate Account A
              Hartford Life and Annuity Insurance Company - Separate
              Account VL I
              Hartford Life and Annuity Insurance Company - Separate
              Account VL II
              Hartford Life and Annuity Insurance Company - ICMG Registered Variable Life Separate Account One

         (b)  Directors and Officers of HESCO

                                             POSITIONS AND OFFICES
                NAME                           WITH UNDERWRITER
                ----                           ----------------
         David A. Carlson                 Vice President
         Timothy M. Fitch                 Senior Vice President and Actuary
         George R. Jay                    Controller
         Robert A. Kerzner                Executive Vice President, Director
         Joseph F. Mahoney                Vice President
         Thomas M. Marra                  President, Chief Executive Officer and
                                          Chairman of the Board, Director
         Christine Hayer Repasy           Senior Vice President, General Counsel and
                                          Corporate Secretary, Director
         John C. Walters                  Executive Vice President

         Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 32. Location of Accounts and Records

         All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 33. Management Services

         All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 34. Representation of Reasonableness of Fees

         Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the Town of Simsbury, and State of Connecticut on this 10th day of April, 2002.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
ICMG REGISTERERED VARIABLE LIFE SEPARATE ACCOUNT ONE
(Registrant)

By:  David T. Foy                                    *By: /s/ Marianne O'Doherty
     ------------------------------------------          -----------------------
     David T. Foy, Senior Vice President*                    Marianne O'Doherty
                                                             Attorney-In-Fact

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
(Depositor)

By:  David T. Foy
     ------------------------------------------
     David T. Foy, Senior Vice President*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

David T. Foy, Senior Vice President, Chief
     Financial Officer & Treasurer, Director*
Thomas M. Marra, President, Chief Executive
     Officer and Chairman of the Board, Director*
Christine Hayer Repasy, Senior Vice President,       *By: /s/ Marianne O'Doherty
     General Counsel and Corporate Secretary,            -----------------------
     Director*                                              Marianne O'Doherty
John C. Walters, Executive Vice President, Director*        Attorney-In-Fact
David M. Znamierowski, Senior Vice President &
     Chief Investment Officer, Director*              Date: April 10, 2002

333-13735

                                  EXHIBIT INDEX

1.1 Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

1.2     Opinion and Consent of James M. Hedreen, FSA, MAAA.

1.3(i)  Consent of Arthur Andersen LLP, Independent Public Accountants.

1.3(ii) Assurance Letter.

1.4    Power of Attorney.